Lincoln Benefit Life Variable Life Account
Financial Statements as of December 31, 2023 and for the years ended December 31, 2023 and 2022, and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Life Account
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Life Account (the Separate Account), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 2020.
Chicago, IL
March 29, 2024

2203-4001701	2

Appendix
Subaccounts comprising Lincoln Benefit Life Variable Life Account

Subaccounts	Statement of operations	Statements of changes in net assets
AB VPS Discovery Value Portfolio – Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB VPS International Value Portfolio Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB VPS Relative Value Portfolio – Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB VPS Small Cap Growth Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
AB VPS Sustainable International Thematic - Portfolio Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Balanced Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Capital Appreciation Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Income & Growth Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger Large Cap Growth Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger MidCap Growth Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Alger SmallCap Growth Class I-2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring VT Discovery SMID Cap Growth Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Allspring VT Opportunity FundSM	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Core Equity VIP Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS CROCI® International VIP Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Equity 500 Index VIP Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Global Income Builder VIP Class A II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Global Small Cap VIP Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
DWS Small Cap Index VIP Class A	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes High Income Bond Fund II Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Federated Hermes Managed Volatility Fund II Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Asset Manager Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP ContrafundSM Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Emerging Markets Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

2203-4001701	3

Subaccounts	Statement of operations	Statements of changes in net assets
Fidelity® VIP Equity-Income PortfolioSM Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Government Money Market Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Growth & Income Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Growth Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP High Income Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Index 500 Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Index 500 Portfolio Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Mid Cap Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Overseas Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Real Estate Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Fidelity® VIP Value Strategies Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Global Bond VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Income VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Mutual Shares VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Small Cap Value VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton Strategic Income VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Franklin Templeton U.S. Government Securities VIP Fund Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Guggenheim VT U.S. Long Short Equity Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Oppenheimer VI International Growth Fund Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco Oppenheimer VI International Growth Fund Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. American Franchise	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. American Value	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Conservative Balance Fund – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Core Equity	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

2203-4001701	4

Subaccounts	Statement of operations	Statements of changes in net assets
Invesco V.I. Core Plus Bond Fund – Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and period from April 29, 2022 (commencement of operations) through December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund – Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Global Fund – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Global Fund – Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Global Strategic Income – Fund Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Government Securities	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Growth and Income Fund Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Growth and Income Fund Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. High Yield	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Fund® – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund® – Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund® – Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Balanced Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Balanced Portfolio Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Enterprise Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Flexible Bond Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Forty Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Global Research Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Global Research Portfolio Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Global Technology Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Mid Cap Value Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Mid Cap Value Portfolio Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Overseas Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

2203-4001701	5

Subaccounts	Statement of operations	Statements of changes in net assets
Janus Henderson Overseas Portfolio Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Janus Henderson Research Portfolio Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Lazard Retirement Emerging Markets Equity Portfolio	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® High Yield Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® Investors Trust Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS ® Mass Investors Growth Stock Portfolio Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® New Discovery Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® Total Return Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® Utilities Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® Value Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT Growth Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT New Discovery Series Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
MFS® VIT Research Series Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morgan Stanley VIF Growth Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morningstar Balanced ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morningstar Conservative ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morningstar Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO VIT Real Return Portfolio Admin. Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
PIMCO VIT Total Return Portfolio Admin. Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT High Yield Fund Class IA	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Putnam VT International Value Fund Class IA	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

2203-4001701	6

Subaccounts	Statement of operations	Statements of changes in net assets
Putnam VT International Value Fund Class IB	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price All-Cap Opportunities Portfolio – I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Equity Income Portfolio I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price International Stock I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
T. Rowe Price Mid-Cap Growth I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
VanEck VIP Emerging Markets Fund Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
VanEck VIP Global Resources Fund Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

2203-4001701	7

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value	Small Cap	Sustainable International	Alger
	Portfolio -	Value	Portfolio -	Growth	Thematic Portfolio -	Balanced
	Class A*	Class A	Class A*	Class A	Class A	Class I-2
ASSETS
Investments, at fair value	$968,321	$312,883	$822,026	$1,510,280	$622,097	$677,312
Total assets	$968,321	$312,883	$822,026	$1,510,280	$622,097	$677,312
NET ASSETS
Accumulation units	$968,321	$312,883	$822,026	$1,510,280	$622,097	$677,312
Total net assets	$968,321	$312,883	$822,026	$1,510,280	$622,097	$677,312
FUND SHARE INFORMATION
Number of shares	54,677	21,155	27,865	140,622	34,812	35,780
Cost of investments	$973,772	$294,702	$792,514	$2,142,940	$705,121	$576,155
ACCUMULATION UNIT VALUE (1)
Lowest	$35.31	$9.48	$36.18	$46.91	$13.49	$27.30
Highest	$35.31	$9.48	$36.18	$46.91	$13.49	$27.30

 (1) The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value	Small Cap	Sustainable International	Alger
	Portfolio -	Value	Portfolio -	Growth	Thematic Portfolio -	Balanced
	Class A*	Class A	Class A*	Class A	Class A	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$9,190	$2,476	$12,068	$—	$—	$9,206
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	9,190	2,476	12,068	—	—	9,206
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	73,142	35,217	114,427	47,662	41,225	59,637
Cost of investments sold	73,657	34,426	109,216	70,686	46,200	51,880
Realized gains (losses) on fund shares	(515)	791	5,211	(23,024)	(4,975)	7,757
Realized gain distributions	72,375	—	63,463	—	20,759	2,210
Net realized gains (losses)	71,860	791	68,674	(23,024)	15,784	9,967
Change in unrealized gains (losses)	64,587	39,116	9,974	245,233	53,404	80,865
Net realized and change in unrealized gains (losses) on investments	136,447	39,907	78,648	222,209	69,188	90,832
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$145,637	$42,383	$90,716	$222,209	$69,188	$100,038

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2023.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Alger		Alger	Alger	Alger	Allspring VT
	Capital	Alger	Large Cap	MidCap	SmallCap	Discovery SMID
	Appreciation	Income & Growth	Growth	Growth	Growth	Cap Growth
	Class I-2	Class I-2	Class I-2	Class I-2	Class I-2	Fund*
ASSETS
Investments, at fair value	$40,806,114	$8,054,873	$18,577,075	$34,491,346	$7,674,456	$6,804,344
Total assets	$40,806,114	$8,054,873	$18,577,075	$34,491,346	$7,674,456	$6,804,344
NET ASSETS
Accumulation units	$40,806,114	$8,054,873	$18,577,075	$34,491,346	$7,674,456	$6,804,344
Total net assets	$40,806,114	$8,054,873	$18,577,075	$34,491,346	$7,674,456	$6,804,344
FUND SHARE INFORMATION
Number of shares	521,684	293,866	297,614	2,046,964	464,274	332,568
Cost of investments	$37,427,288	$4,785,442	$17,868,502	$40,386,769	$11,141,020	$7,947,577
ACCUMULATION UNIT VALUE
Lowest	$54.69	$69.87	$41.07	$28.61	$47.36	$59.87
Highest	$124.85	$69.87	$61.69	$72.77	$47.36	$59.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Alger		Alger	Alger	Alger	Allspring VT
	Capital	Alger	Large Cap	MidCap	SmallCap	Discovery SMID
	Appreciation	Income & Growth	Growth	Growth	Growth	Cap Growth
	Class I-2	Class I-2	Class I-2	Class I-2	Class I-2	Fund*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$104,518	$—	$—	$—	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	104,518	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,675,586	705,104	1,160,913	1,727,568	332,202	385,018
Cost of investments sold	2,766,667	421,440	1,255,016	2,183,366	499,257	455,423
Realized gains (losses) on fund shares	(91,081)	283,664	(94,103)	(455,798)	(167,055)	(70,405)
Realized gain distributions	—	233,374	—	—	—	—
Net realized gains (losses)	(91,081)	517,038	(94,103)	(455,798)	(167,055)	(70,405)
Change in unrealized gains (losses)	12,858,357	993,138	4,807,461	7,095,748	1,261,987	1,249,592
Net realized and change in unrealized gains (losses) on investments	12,767,276	1,510,176	4,713,358	6,639,950	1,094,932	1,179,187
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$12,767,276	$1,614,694	$4,713,358	$6,639,950	$1,094,932	$1,179,187

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

				DWS	DWS
	Allspring VT		DWS CROCI®	Equity 500	Global Income	DWS Global
	Opportunity	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap
	FundSM	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A
ASSETS
Investments, at fair value	$10,192,161	$3,009,775	$1,834,163	$5,952,548	$3,970,284	$4,520,320
Total assets	$10,192,161	$3,009,775	$1,834,163	$5,952,548	$3,970,284	$4,520,320
NET ASSETS
Accumulation units	$10,192,161	$3,009,775	$1,834,163	$5,952,548	$3,970,284	$4,520,320
Total net assets	$10,192,161	$3,009,775	$1,834,163	$5,952,548	$3,970,284	$4,520,320
FUND SHARE INFORMATION
Number of shares	392,157	245,897	245,537	220,710	176,536	432,566
Cost of investments	$9,120,485	$2,559,633	$1,915,912	$3,999,908	$3,961,037	$4,973,740
ACCUMULATION UNIT VALUE
Lowest	$55.62	$57.29	$18.66	$82.19	$23.30	$57.51
Highest	$55.62	$57.29	$18.66	$82.19	$26.56	$57.51

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				DWS	DWS
	Allspring VT		DWS CROCI®	Equity 500	Global Income	DWS Global
	Opportunity	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap
	FundSM	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$27,071	$55,456	$75,512	$117,358	$35,181
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	(1,115)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	27,071	55,456	75,512	116,243	35,181
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	669,866	326,747	82,566	399,054	221,326	205,002
Cost of investments sold	637,091	308,175	97,633	278,471	234,038	256,238
Realized gains (losses) on fund shares	32,775	18,572	(15,067)	120,583	(12,712)	(51,236)
Realized gain distributions	791,936	164,951	—	284,926	—	23,125
Net realized gains (losses)	824,711	183,523	(15,067)	405,509	(12,712)	(28,111)
Change in unrealized gains (losses)	1,373,347	431,361	253,393	794,126	414,904	893,788
Net realized and change in unrealized gains (losses) on investments	2,198,058	614,884	238,326	1,199,635	402,192	865,677
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,198,058	$641,955	$293,782	$1,275,147	$518,435	$900,858

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	DWS	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP
	Small Cap	Fund for	High	Managed	Asset	ContrafundSM
	Index VIP	U.S. Government	Income Bond	Volatility	Manager Portfolio	Portfolio
	Class A	Securities II	Fund II Class P	Fund II Class P	Initial Class	Initial Class
ASSETS
Investments, at fair value	$1,561,678	$4,414,804	$6,506,362	$2,770,767	$10,236,286	$114,308,276
Total assets	$1,561,678	$4,414,804	$6,506,362	$2,770,767	$10,236,286	$114,308,276
NET ASSETS
Accumulation units	$1,561,678	$4,414,804	$6,506,362	$2,770,767	$10,236,286	$114,308,276
Total net assets	$1,561,678	$4,414,804	$6,506,362	$2,770,767	$10,236,286	$114,308,276
FUND SHARE INFORMATION
Number of shares	114,577	472,172	1,149,534	307,180	654,494	2,350,571
Cost of investments	$1,615,116	$5,081,296	$7,227,217	$2,931,222	$9,814,887	$77,956,833
ACCUMULATION UNIT VALUE
Lowest	$70.08	$21.30	$37.71	$28.80	$36.73	$43.02
Highest	$70.08	$22.66	$47.90	$40.20	$47.01	$128.55

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	DWS	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP
	Small Cap	Fund for	High	Managed	Asset	ContrafundSM
	Index VIP	U.S. Government	Income Bond	Volatility	Manager Portfolio	Portfolio
	Class A	Securities II	Fund II Class P	Fund II Class P	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$16,238	$105,966	$355,207	$49,135	$230,898	$508,430
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(3,951)	(10,746)	(7,023)	(30,319)	(163,654)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	16,238	102,015	344,461	42,112	200,579	344,776
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	140,020	323,245	337,944	164,307	795,925	7,524,226
Cost of investments sold	156,399	383,244	395,765	180,383	788,940	5,488,346
Realized gains (losses) on fund shares	(16,379)	(59,999)	(57,821)	(16,076)	6,985	2,035,880
Realized gain distributions	34,808	—	—	—	106,046	3,675,163
Net realized gains (losses)	18,429	(59,999)	(57,821)	(16,076)	113,031	5,711,043
Change in unrealized gains (losses)	193,612	136,261	442,991	189,925	857,197	23,497,494
Net realized and change in unrealized gains (losses) on investments	212,041	76,262	385,170	173,849	970,228	29,208,537
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$228,279	$178,277	$729,631	$215,961	$1,170,807	$29,553,313

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Emerging	Equity-Income	Government Money	Growth	Fidelity® VIP	High
	Markets Portfolio	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$1,158,485	$47,487,548	$31,720,560	$1,775,136	$91,737,364	$805,460
Total assets	$1,158,485	$47,487,548	$31,720,560	$1,775,136	$91,737,364	$805,460
NET ASSETS
Accumulation units	$1,158,485	$47,487,548	$31,720,560	$1,775,136	$91,737,364	$805,460
Total net assets	$1,158,485	$47,487,548	$31,720,560	$1,775,136	$91,737,364	$805,460
FUND SHARE INFORMATION
Number of shares	109,498	1,910,968	31,720,560	65,649	985,364	175,100
Cost of investments	$1,173,153	$42,917,002	$31,720,560	$1,371,186	$63,020,637	$912,833
ACCUMULATION UNIT VALUE
Lowest	$17.78	$30.51	$11.51	$38.06	$56.86	$21.33
Highest	$17.78	$94.96	$16.78	$38.06	$155.78	$21.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Emerging	Equity-Income	Government Money	Growth	Fidelity® VIP	High
	Markets Portfolio	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$24,711	$873,310	$1,592,981	$27,763	$106,478	$43,493
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(113,046)	(20,106)	—	(198,719)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	24,711	760,264	1,572,875	27,763	(92,241)	43,493
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	77,825	3,309,819	5,169,143	135,232	5,105,068	46,638
Cost of investments sold	79,871	3,074,123	5,169,143	102,503	3,763,196	53,604
Realized gains (losses) on fund shares	(2,046)	235,696	—	32,729	1,341,872	(6,966)
Realized gain distributions	—	1,310,876	—	62,497	3,824,923	—
Net realized gains (losses)	(2,046)	1,546,572	—	95,226	5,166,795	(6,966)
Change in unrealized gains (losses)	75,521	2,209,848	—	159,981	19,753,546	38,256
Net realized and change in unrealized gains (losses) on investments	73,475	3,756,420	—	255,207	24,920,341	31,290
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$98,186	$4,516,684	$1,572,875	$282,970	$24,828,100	$74,783

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

			Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real
	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$94,208,337	$13,998,591	$8,021,955	$5,110,929	$17,862,296	$2,991,119
Total assets	$94,208,337	$13,998,591	$8,021,955	$5,110,929	$17,862,296	$2,991,119
NET ASSETS
Accumulation units	$94,208,337	$13,998,591	$8,021,955	$5,110,929	$17,862,296	$2,991,119
Total net assets	$94,208,337	$13,998,591	$8,021,955	$5,110,929	$17,862,296	$2,991,119
FUND SHARE INFORMATION
Number of shares	204,007	30,448	718,170	140,256	691,801	173,398
Cost of investments	$40,606,334	$8,756,581	$9,079,102	$4,793,161	$13,694,781	$3,135,292
ACCUMULATION UNIT VALUE
Lowest	$56.58	$45.12	$16.83	$34.95	$34.81	$22.53
Highest	$68.56	$45.12	$20.47	$34.95	$39.83	$22.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real
	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,277,448	$178,193	$202,084	$28,797	$175,720	$66,856
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(49,088)	—	—	—	(22,135)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	1,228,360	178,193	202,084	28,797	153,585	66,856
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,403,183	1,241,940	479,951	192,128	1,113,732	82,714
Cost of investments sold	2,810,213	749,926	550,506	195,987	891,825	91,577
Realized gains (losses) on fund shares	3,592,970	492,014	(70,555)	(3,859)	221,907	(8,863)
Realized gain distributions	791,826	113,510	—	131,039	44,443	105,557
Net realized gains (losses)	4,384,796	605,524	(70,555)	127,180	266,350	96,694
Change in unrealized gains (losses)	14,503,652	2,167,520	331,740	507,156	2,679,012	136,190
Net realized and change in unrealized gains (losses) on investments	18,888,448	2,773,044	261,185	634,336	2,945,362	232,884
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$20,116,808	$2,951,237	$463,269	$663,133	$3,098,947	$299,740

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity® VIP			Franklin Templeton	Franklin Templeton	Franklin Templeton
	Value	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small
	Strategies Portfolio	Global Bond	Income	Discovery	Shares	Cap Value
	Initial Class	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$620,179	$1,066,588	$1,203,340	$1,544,316	$672,738	$1,865,706
Total assets	$620,179	$1,066,588	$1,203,340	$1,544,316	$672,738	$1,865,706
NET ASSETS
Accumulation units	$620,179	$1,066,588	$1,203,340	$1,544,316	$672,738	$1,865,706
Total net assets	$620,179	$1,066,588	$1,203,340	$1,544,316	$672,738	$1,865,706
FUND SHARE INFORMATION
Number of shares	37,473	78,599	80,707	80,601	42,741	131,759
Cost of investments	$531,607	$1,235,134	$1,246,082	$1,493,944	$735,300	$2,028,201
ACCUMULATION UNIT VALUE
Lowest	$38.25	$15.47	$23.73	$26.89	$23.77	$34.65
Highest	$38.25	$15.47	$23.73	$26.89	$23.77	$34.65

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity® VIP			Franklin Templeton	Franklin Templeton	Franklin Templeton
	Value	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small
	Strategies Portfolio	Global Bond	Income	Discovery	Shares	Cap Value
	Initial Class	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$7,013	$—	$58,814	$38,966	$13,209	$12,717
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	7,013	—	58,814	38,966	13,209	12,717
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	107,361	53,652	68,259	122,865	23,763	137,801
Cost of investments sold	99,286	66,937	71,597	126,030	25,596	155,132
Realized gains (losses) on fund shares	8,075	(13,285)	(3,338)	(3,165)	(1,833)	(17,331)
Realized gain distributions	23,072	—	67,738	76,488	52,963	91,863
Net realized gains (losses)	31,147	(13,285)	64,400	73,323	51,130	74,532
Change in unrealized gains (losses)	76,342	47,783	(25,354)	153,691	15,952	132,244
Net realized and change in unrealized gains (losses) on investments	107,489	34,498	39,046	227,014	67,082	206,776
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$114,502	$34,498	$97,860	$265,980	$80,291	$219,493

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco
	Small-Mid	Strategic	U.S. Government	VT U.S.	Oppenheimer VI	Oppenheimer VI
	Cap Growth	Income	Securities	Long Short	International Growth	International Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series II
ASSETS
Investments, at fair value	$1,628,188	$734,617	$531,510	$1,045,709	$2,369,071	$1,541,019
Total assets	$1,628,188	$734,617	$531,510	$1,045,709	$2,369,071	$1,541,019
NET ASSETS
Accumulation units	$1,628,188	$734,617	$531,510	$1,045,709	$2,369,071	$1,541,019
Total net assets	$1,628,188	$734,617	$531,510	$1,045,709	$2,369,071	$1,541,019
FUND SHARE INFORMATION
Number of shares	95,439	78,234	50,048	61,621	1,172,808	720,102
Cost of investments	$1,762,160	$835,386	$606,850	$868,121	$2,504,134	$1,555,083
ACCUMULATION UNIT VALUE
Lowest	$39.89	$17.89	$13.42	$31.38	$19.76	$31.81
Highest	$39.89	$17.89	$13.42	$31.38	$65.07	$31.81

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Franklin Templeton	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco
	Small-Mid	Strategic	U.S. Government	VT U.S.	Oppenheimer VI	Oppenheimer VI
	Cap Growth	Income	Securities	Long Short	International Growth	International Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$31,093	$14,896	$2,669	$13,444	$4,253
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	(10,538)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	31,093	14,896	2,669	13,444	(6,285)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	84,834	19,574	35,427	65,877	186,066	361,065
Cost of investments sold	101,954	23,284	42,028	55,589	206,712	395,856
Realized gains (losses) on fund shares	(17,120)	(3,710)	(6,601)	10,288	(20,646)	(34,791)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(17,120)	(3,710)	(6,601)	10,288	(20,646)	(34,791)
Change in unrealized gains (losses)	362,892	27,765	15,241	106,877	432,902	294,861
Net realized and change in unrealized gains (losses) on investments	345,772	24,055	8,640	117,165	412,256	260,070
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$345,772	$55,148	$23,536	$119,834	$425,700	$253,785

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

			Invesco V.I.			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative		Invesco V.I.	Discovery Mid Cap
	American	American	Balance	Invesco V.I.	Core Plus Bond	Growth Fund -
	Franchise	Value	Fund - Series I	Core Equity	Fund - Series I	Series I
ASSETS
Investments, at fair value	$3,173,826	$19,023,138	$512,974	$737,072	$363,472	$5,837,784
Total assets	$3,173,826	$19,023,138	$512,974	$737,072	$363,472	$5,837,784
NET ASSETS
Accumulation units	$3,173,825	$19,023,138	$512,974	$737,072	$363,472	$5,837,783
Total net assets	$3,173,826	$19,023,138	$512,974	$737,072	$363,472	$5,837,784
FUND SHARE INFORMATION
Number of shares	53,830	1,360,740	33,397	25,165	63,323	92,944
Cost of investments	$2,888,097	$20,960,011	$510,208	$748,825	$368,820	$6,589,498
ACCUMULATION UNIT VALUE
Lowest	$41.31	$33.18	$17.06	$36.11	$10.10	$45.52
Highest	$41.31	$53.46	$17.06	$36.11	$10.10	$45.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Invesco V.I.			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative		Invesco V.I.	Discovery Mid Cap
	American	American	Balance	Invesco V.I.	Core Plus Bond	Growth Fund -
	Franchise	Value	Fund - Series I	Core Equity	Fund - Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$111,481	$9,167	$5,115	$8,976	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(15,779)	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	95,702	9,167	5,115	8,976	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	337,279	1,471,278	23,786	49,114	22,400	377,302
Cost of investments sold	319,185	1,541,046	23,082	52,049	23,206	445,334
Realized gains (losses) on fund shares	18,094	(69,768)	704	(2,935)	(806)	(68,032)
Realized gain distributions	62,016	3,659,662	—	16,505	—	—
Net realized gains (losses)	80,110	3,589,894	704	13,570	(806)	(68,032)
Change in unrealized gains (losses)	891,399	(1,103,768)	46,197	124,285	12,635	757,921
Net realized and change in unrealized gains (losses) on investments	971,509	2,486,126	46,901	137,855	11,829	689,889
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$971,509	$2,581,828	$56,068	$142,970	$20,805	$689,889

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.			Invesco		Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.	V.I. Global	Invesco V.I.	Growth and
	Growth Fund -	Global Fund -	Global Fund -	Strategic Income -	Government	Income Fund
	Series II	Series I	Series II	Fund Series I	Securities	Series I
ASSETS
Investments, at fair value	$1,795,840	$1,774,211	$14,029,409	$326,922	$1,262,351	$7,731,350
Total assets	$1,795,840	$1,774,211	$14,029,409	$326,922	$1,262,351	$7,731,350
NET ASSETS
Accumulation units	$1,795,840	$1,774,211	$14,029,409	$326,922	$1,262,351	$7,731,350
Total net assets	$1,795,840	$1,774,211	$14,029,409	$326,922	$1,262,351	$7,731,350
FUND SHARE INFORMATION
Number of shares	33,250	48,529	395,195	76,206	122,321	409,934
Cost of investments	$2,306,767	$1,798,278	$13,458,184	$367,843	$1,395,329	$7,774,439
ACCUMULATION UNIT VALUE
Lowest	$13.31	$32.29	$49.57	$15.08	$11.96	$32.75
Highest	$13.66	$32.29	$49.57	$15.08	$11.96	$64.45

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco		Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.	V.I. Global	Invesco V.I.	Growth and
	Growth Fund -	Global Fund -	Global Fund -	Strategic Income -	Government	Income Fund
	Series II	Series I	Series II	Fund Series I	Securities	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,666	$—	$—	$24,691	$116,381
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(5,435)	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(5,435)	3,666	—	—	24,691	116,381
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	147,336	175,428	809,192	13,096	104,274	557,509
Cost of investments sold	200,536	168,692	769,488	15,962	117,289	530,883
Realized gains (losses) on fund shares	(53,200)	6,736	39,704	(2,866)	(13,015)	26,626
Realized gain distributions	—	185,380	1,509,183	—	—	924,774
Net realized gains (losses)	(53,200)	192,116	1,548,887	(2,866)	(13,015)	951,400
Change in unrealized gains (losses)	254,080	285,979	2,152,308	28,742	42,655	(192,517)
Net realized and change in unrealized gains (losses) on investments	200,880	478,095	3,701,195	25,876	29,640	758,883
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$195,445	$481,761	$3,701,195	$25,876	$54,331	$875,264

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth and		Invesco V.I.	Main Street	Main Street Small	Main Street Small
	Income Fund	Invesco V.I.	Main Street	Mid Cap	Cap Fund® -	Cap Fund® -
	Series II	High Yield	Fund® - Series I	Fund - Series I	Series I	Series II
ASSETS
Investments, at fair value	$5,320,845	$378,970	$946,370	$3,068,275	$15,396,537	$7,390,563
Total assets	$5,320,845	$378,970	$946,370	$3,068,275	$15,396,537	$7,390,563
NET ASSETS
Accumulation units	$5,320,845	$378,970	$946,370	$3,068,275	$15,396,537	$7,390,563
Total net assets	$5,320,845	$378,970	$946,370	$3,068,275	$15,396,537	$7,390,563
FUND SHARE INFORMATION
Number of shares	281,974	80,804	51,941	313,409	572,149	281,010
Cost of investments	$5,425,570	$420,981	$1,195,727	$3,428,813	$12,461,959	$6,688,397
ACCUMULATION UNIT VALUE
Lowest	$40.88	$16.59	$18.98	$39.09	$42.08	$56.12
Highest	$47.58	$16.59	$18.98	$39.09	$92.07	$65.31

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth and		Invesco V.I.	Main Street	Main Street Small	Main Street Small
	Income Fund	Invesco V.I.	Main Street	Mid Cap	Cap Fund® -	Cap Fund® -
	Series II	High Yield	Fund® - Series I	Fund - Series I	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$66,005	$19,243	$7,460	$8,374	$162,541	$58,336
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(13,150)	—	—	—	—	(10,190)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	52,855	19,243	7,460	8,374	162,541	48,146
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	657,156	27,532	69,368	205,459	930,693	744,879
Cost of investments sold	655,040	31,042	83,428	243,507	809,724	751,910
Realized gains (losses) on fund shares	2,116	(3,510)	(14,060)	(38,048)	120,969	(7,031)
Realized gain distributions	645,566	—	60,662	—	—	—
Net realized gains (losses)	647,682	(3,510)	46,602	(38,048)	120,969	(7,031)
Change in unrealized gains (losses)	(114,053)	19,988	128,167	425,596	2,133,252	1,035,942
Net realized and change in unrealized gains (losses) on investments	533,629	16,478	174,769	387,548	2,254,221	1,028,911
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$586,484	$35,721	$182,229	$395,922	$2,416,762	$1,077,057

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

				Janus Henderson		Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Flexible	Janus Henderson	Global Research
	Balanced Portfolio	Balanced Portfolio	Enterprise Portfolio	Bond Portfolio	Forty Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares
ASSETS
Investments, at fair value	$40,248,364	$9,593,622	$57,764,358	$5,675,770	$12,637,989	$35,743,312
Total assets	$40,248,364	$9,593,622	$57,764,358	$5,675,770	$12,637,989	$35,743,312
NET ASSETS
Accumulation units	$40,248,364	$9,593,622	$57,764,357	$5,675,770	$12,637,989	$35,743,312
Total net assets	$40,248,364	$9,593,622	$57,764,358	$5,675,770	$12,637,989	$35,743,312
FUND SHARE INFORMATION
Number of shares	888,877	199,659	754,892	564,753	266,906	584,997
Cost of investments	$27,023,183	$6,757,180	$42,784,446	$6,659,772	$10,548,672	$22,357,312
ACCUMULATION UNIT VALUE
Lowest	$34.04	$54.71	$48.55	$17.61	$46.85	$42.65
Highest	$117.10	$54.71	$165.27	$38.23	$93.35	$81.23

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				Janus Henderson		Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Flexible	Janus Henderson	Global Research
	Balanced Portfolio	Balanced Portfolio	Enterprise Portfolio	Bond Portfolio	Forty Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$808,585	$163,724	$87,594	$235,073	$21,732	$305,356
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(86,858)	—	(153,141)	(6,072)	(4,752)	(101,159)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	721,727	163,724	(65,547)	229,001	16,980	204,197
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,288,299	678,712	4,013,388	413,621	1,025,094	2,281,758
Cost of investments sold	2,354,113	480,225	3,132,570	489,527	967,208	1,466,218
Realized gains (losses) on fund shares	934,186	198,487	880,818	(75,906)	57,886	815,540
Realized gain distributions	—	—	3,727,691	—	—	927,118
Net realized gains (losses)	934,186	198,487	4,608,509	(75,906)	57,886	1,742,658
Change in unrealized gains (losses)	3,798,183	922,513	4,406,898	138,667	3,625,549	5,733,035
Net realized and change in unrealized gains (losses) on investments	4,732,369	1,121,000	9,015,407	62,761	3,683,435	7,475,693
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$5,454,096	$1,284,724	$8,949,860	$291,762	$3,700,415	$7,679,890

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid Cap	Mid Cap	Overseas	Overseas
	Portfolio	Technology Portfolio	Value Portfolio	Value Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares
ASSETS
Investments, at fair value	$1,713,969	$2,283,766	$888,516	$5,253,799	$1,223,709	$5,677,451
Total assets	$1,713,969	$2,283,766	$888,516	$5,253,799	$1,223,709	$5,677,451
NET ASSETS
Accumulation units	$1,713,969	$2,283,766	$888,516	$5,253,799	$1,223,709	$5,677,451
Total net assets	$1,713,969	$2,283,766	$888,516	$5,253,799	$1,223,709	$5,677,451
FUND SHARE INFORMATION
Number of shares	29,040	142,914	50,685	314,222	29,087	141,653
Cost of investments	$1,226,672	$1,782,485	$813,927	$4,809,041	$947,278	$4,974,773
ACCUMULATION UNIT VALUE
Lowest	$51.20	$84.52	$30.04	$45.25	$13.28	$11.58
Highest	$51.20	$84.52	$30.04	$45.25	$13.28	$12.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid Cap	Mid Cap	Overseas	Overseas
	Portfolio	Technology Portfolio	Value Portfolio	Value Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$12,149	$—	$9,340	$47,718	$18,964	$79,721
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	(2,942)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	12,149	—	9,340	47,718	18,964	76,779
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	102,269	215,020	79,900	345,857	244,001	564,837
Cost of investments sold	71,294	198,974	76,948	339,194	207,226	559,650
Realized gains (losses) on fund shares	30,975	16,046	2,952	6,663	36,775	5,187
Realized gain distributions	45,681	—	22,678	143,117	—	—
Net realized gains (losses)	76,656	16,046	25,630	149,780	36,775	5,187
Change in unrealized gains (losses)	278,976	786,070	57,368	335,092	71,721	475,926
Net realized and change in unrealized gains (losses) on investments	355,632	802,116	82,998	484,872	108,496	481,113
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$367,781	$802,116	$92,338	$532,590	$127,460	$557,892

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
ASSETS
Investments, at fair value	$47,059,073	$1,407,719	$5,413,922	$2,352,116	$1,531,050	$6,679,805
Total assets	$47,059,073	$1,407,719	$5,413,922	$2,352,116	$1,531,050	$6,679,805
NET ASSETS
Accumulation units	$47,059,073	$1,407,719	$5,413,922	$2,352,116	$1,531,050	$6,679,805
Total net assets	$47,059,073	$1,407,719	$5,413,922	$2,352,116	$1,531,050	$6,679,805
FUND SHARE INFORMATION
Number of shares	1,042,283	67,581	255,253	390,717	306,210	185,602
Cost of investments	$31,654,043	$1,327,611	$5,192,677	$2,843,885	$1,739,016	$4,867,358
ACCUMULATION UNIT VALUE
Lowest	$66.67	$66.66	$42.32	$26.66	$15.14	$55.92
Highest	$116.41	$66.66	$48.57	$26.66	$15.14	$55.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$59,372	$64,643	$57,362	$126,068	$83,523	$45,372
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(132,417)	—	(4,527)	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(73,045)	64,643	52,835	126,068	83,523	45,372
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,829,716	104,175	268,104	83,586	67,926	332,743
Cost of investments sold	2,184,643	104,934	264,131	103,346	81,405	247,914
Realized gains (losses) on fund shares	645,073	(759)	3,973	(19,760)	(13,479)	84,829
Realized gain distributions	—	—	333,175	—	—	349,167
Net realized gains (losses)	645,073	(759)	337,148	(19,760)	(13,479)	433,996
Change in unrealized gains (losses)	13,908,735	199,691	257,391	112,476	99,232	604,917
Net realized and change in unrealized gains (losses) on investments	14,553,808	198,932	594,539	92,716	85,753	1,038,913
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$14,480,763	$263,575	$647,374	$218,784	$169,276	$1,084,285

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	MFS® Mass
	Investors Growth	MFS® New	MFS® Total			MFS® VIT
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Growth Series
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Initial Class
ASSETS
Investments, at fair value	$1,761,839	$12,719,107	$13,586,959	$3,326,536	$2,860,243	$12,808,306
Total assets	$1,761,839	$12,719,107	$13,586,959	$3,326,536	$2,860,243	$12,808,306
NET ASSETS
Accumulation units	$1,761,839	$12,719,107	$13,586,959	$3,326,536	$2,860,243	$12,808,306
Total net assets	$1,761,839	$12,719,107	$13,586,959	$3,326,536	$2,860,243	$12,808,306
FUND SHARE INFORMATION
Number of shares	77,854	982,929	584,134	103,148	134,473	212,445
Cost of investments	$1,542,323	$16,031,111	$12,674,976	$3,148,510	$2,435,101	$9,643,695
ACCUMULATION UNIT VALUE
Lowest	$29.29	$95.30	$48.25	$91.42	$51.86	$83.56
Highest	$29.29	$95.30	$48.25	$91.42	$51.86	$83.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	MFS® Mass
	Investors Growth	MFS® New	MFS® Total			MFS® VIT
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Growth Series
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$5,139	$—	$263,906	$121,077	$45,477	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	5,139	—	263,906	121,077	45,477	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	227,287	607,997	615,155	423,076	221,021	754,206
Cost of investments sold	212,057	801,203	580,578	374,646	188,704	593,470
Realized gains (losses) on fund shares	15,230	(193,206)	34,577	48,430	32,317	160,736
Realized gain distributions	88,912	—	549,640	187,349	191,154	898,072
Net realized gains (losses)	104,142	(193,206)	584,217	235,779	223,471	1,058,808
Change in unrealized gains (losses)	254,009	1,822,806	450,883	(429,693)	(56,489)	2,413,437
Net realized and change in unrealized gains (losses) on investments	358,151	1,629,600	1,035,100	(193,914)	166,982	3,472,245
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$363,290	$1,629,600	$1,299,006	$(72,837)	$212,459	$3,472,245

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	MFS® VIT		Morgan Stanley		Morgan Stanley	Morningstar
	New Discovery	MFS® VIT	VIF Emerging	Morgan Stanley	VIF U.S.	Aggressive Growth
	Series	Research Series	Markets Equity	VIF Growth	Real Estate	ETF Asset Allocation
	Service Class	Initial Class	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$697,931	$5,989,185	$507,450	$5,341,964	$5,883,732	$13,520,923
Total assets	$697,931	$5,989,185	$507,450	$5,341,964	$5,883,732	$13,520,923
NET ASSETS
Accumulation units	$697,931	$5,989,185	$507,450	$5,341,964	$5,883,732	$13,520,923
Total net assets	$697,931	$5,989,185	$507,450	$5,341,964	$5,883,732	$13,520,923
FUND SHARE INFORMATION
Number of shares	69,102	187,338	39,337	400,147	404,658	968,548
Cost of investments	$1,069,747	$4,736,430	$554,600	$8,613,394	$6,555,398	$11,703,866
ACCUMULATION UNIT VALUE
Lowest	$46.59	$63.43	$10.85	$53.96	$51.77	$25.31
Highest	$46.59	$63.43	$10.85	$83.64	$51.77	$39.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	MFS® VIT		Morgan Stanley		Morgan Stanley	Morningstar
	New Discovery	MFS® VIT	VIF Emerging	Morgan Stanley	VIF U.S.	Aggressive Growth
	Series	Research Series	Markets Equity	VIF Growth	Real Estate	ETF Asset Allocation
	Service Class	Initial Class	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$27,928	$8,158	$—	$123,145	$237,159
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(4,733)	—	—	(6,888)	—	(764)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	(4,733)	27,928	8,158	(6,888)	123,145	236,395
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	88,690	134,928	87,634	459,794	366,447	991,685
Cost of investments sold	136,413	109,981	99,201	803,234	422,795	877,749
Realized gains (losses) on fund shares	(47,723)	24,947	(11,567)	(343,440)	(56,348)	113,936
Realized gain distributions	—	295,158	8,831	—	—	257,982
Net realized gains (losses)	(47,723)	320,105	(2,736)	(343,440)	(56,348)	371,918
Change in unrealized gains (losses)	139,969	756,773	50,253	2,114,833	690,708	1,389,311
Net realized and change in unrealized gains (losses) on investments	92,246	1,076,878	47,517	1,771,393	634,360	1,761,229
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$87,513	$1,104,806	$55,675	$1,764,505	$757,505	$1,997,624

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	Morningstar	Morningstar	Morningstar	Morningstar Income	PIMCO VIT
	Balanced ETF	Conservative ETF	Growth ETF	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Admin. Shares	Admin. Shares
ASSETS
Investments, at fair value	$12,283,777	$1,035,499	$21,401,931	$2,028,046	$2,926,734	$4,009,993
Total assets	$12,283,777	$1,035,499	$21,401,931	$2,028,046	$2,926,734	$4,009,993
NET ASSETS
Accumulation units	$12,283,777	$1,035,499	$21,401,931	$2,028,046	$2,926,734	$4,009,993
Total net assets	$12,283,777	$1,035,499	$21,401,931	$2,028,046	$2,926,734	$4,009,993
FUND SHARE INFORMATION
Number of shares	1,200,760	103,861	1,843,405	220,920	297,735	346,585
Cost of investments	$12,641,528	$1,132,861	$20,116,941	$2,205,217	$3,147,981	$4,446,179
ACCUMULATION UNIT VALUE
Lowest	$21.21	$15.15	$23.79	$18.30	$21.66	$20.22
Highest	$27.97	$16.79	$34.62	$21.78	$25.21	$20.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Morningstar	Morningstar	Morningstar	Morningstar Income	PIMCO VIT
	Balanced ETF	Conservative ETF	Growth ETF	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Admin. Shares	Admin. Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$268,827	$25,796	$410,083	$50,085	$72,140	$116,276
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(3,503)	(123)	(458)	(550)	(1,945)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	265,324	25,673	409,625	49,535	70,195	116,276
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	926,765	219,232	1,708,501	734,055	217,298	135,150
Cost of investments sold	973,595	244,710	1,671,954	828,010	236,103	150,129
Realized gains (losses) on fund shares	(46,830)	(25,478)	36,547	(93,955)	(18,805)	(14,979)
Realized gain distributions	275,212	11,681	464,561	20,550	74,657	—
Net realized gains (losses)	228,382	(13,797)	501,108	(73,405)	55,852	(14,979)
Change in unrealized gains (losses)	945,132	70,227	2,011,560	245,773	114,889	40,242
Net realized and change in unrealized gains (losses) on investments	1,173,514	56,430	2,512,668	172,368	170,741	25,263
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,438,838	$82,103	$2,922,293	$221,903	$240,936	$141,539

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

	PIMCO VIT		Putnam	Putnam	T. Rowe Price
	Total Return	Putnam	VT International	VT International	All-Cap	T. Rowe Price
	Portfolio	VT High Yield	Value Fund	Value Fund	Opportunities	Blue Chip Growth
	Admin. Shares	Fund Class IA	Class IA	Class IB	Portfolio - I	Portfolio I
ASSETS
Investments, at fair value	$12,407,260	$1,140,308	$602,545	$2,785,396	$5,788,981	$7,892,787
Total assets	$12,407,260	$1,140,308	$602,545	$2,785,396	$5,788,981	$7,892,787
NET ASSETS
Accumulation units	$12,407,260	$1,140,308	$602,545	$2,785,396	$5,788,981	$7,892,787
Total net assets	$12,407,260	$1,140,308	$602,545	$2,785,396	$5,788,981	$7,892,787
FUND SHARE INFORMATION
Number of shares	1,351,553	203,263	50,507	236,853	168,284	170,877
Cost of investments	$14,473,625	$1,270,080	$515,732	$2,469,637	$5,005,781	$4,174,952
ACCUMULATION UNIT VALUE
Lowest	$19.88	$38.68	$40.60	$25.20	$91.59	$73.56
Highest	$23.14	$38.68	$40.60	$29.33	$91.59	$73.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	PIMCO VIT		Putnam	Putnam	T. Rowe Price
	Total Return	Putnam	VT International	VT International	All-Cap	T. Rowe Price
	Portfolio	VT High Yield	Value Fund	Value Fund	Opportunities	Blue Chip Growth
	Admin. Shares	Fund Class IA	Class IA	Class IB	Portfolio - I	Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$432,229	$60,090	$9,051	$35,799	$13,274	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(9,431)	—	—	(4,485)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	422,798	60,090	9,051	31,314	13,274	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,130,618	79,088	29,567	300,243	243,466	982,943
Cost of investments sold	1,341,197	93,041	28,220	295,984	211,320	533,539
Realized gains (losses) on fund shares	(210,579)	(13,953)	1,347	4,259	32,146	449,404
Realized gain distributions	—	—	—	—	381,414	—
Net realized gains (losses)	(210,579)	(13,953)	1,347	4,259	413,560	449,404
Change in unrealized gains (losses)	485,712	81,266	86,885	394,468	893,410	2,356,996
Net realized and change in unrealized gains (losses) on investments	275,133	67,313	88,232	398,727	1,306,970	2,806,400
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$697,931	$127,403	$97,283	$430,041	$1,320,244	$2,806,400

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2023

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP	VanEck VIP
	Equity Income	International	Mid-Cap	Emerging Markets	Global Resources
	Portfolio I	Stock I	Growth I	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$32,273,945	$4,150,220	$14,214,234	$4,413,587	$4,075,892
Total assets	$32,273,945	$4,150,220	$14,214,234	$4,413,587	$4,075,892
NET ASSETS
Accumulation units	$32,273,945	$4,150,220	$14,214,234	$4,413,587	$4,075,892
Total net assets	$32,273,945	$4,150,220	$14,214,234	$4,413,587	$4,075,892
FUND SHARE INFORMATION
Number of shares	1,162,606	276,497	488,294	479,217	153,287
Cost of investments	$28,800,023	$4,096,671	$13,167,325	$5,692,424	$3,660,952
ACCUMULATION UNIT VALUE
Lowest	$61.09	$29.29	$132.34	$36.85	$32.79
Highest	$61.09	$29.29	$132.34	$36.85	$32.79

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP	VanEck VIP
	Equity Income	International	Mid-Cap	Emerging Markets	Global Resources
	Portfolio I	Stock I	Growth I	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$637,073	$39,566	$—	$151,243	$115,428
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—
Policy Administration	—	—	—	—	—
Net investment income (loss)	637,073	39,566	—	151,243	115,428
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,309,546	367,584	877,223	191,544	243,867
Cost of investments sold	1,180,538	383,705	813,104	246,442	242,554
Realized gains (losses) on fund shares	129,008	(16,121)	64,119	(54,898)	1,313
Realized gain distributions	1,313,222	—	853,464	—	—
Net realized gains (losses)	1,442,230	(16,121)	917,583	(54,898)	1,313
Change in unrealized gains (losses)	744,412	548,510	1,455,836	298,430	(263,689)
Net realized and change in unrealized gains (losses) on investments	2,186,642	532,389	2,373,419	243,532	(262,376)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,823,715	$571,955	$2,373,419	$394,775	$(146,948)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value
	Portfolio -	Value	Portfolio -
	Class A*	Class A	Class A*
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,190	$2,476	$12,068
Net realized gains (losses)	71,860	791	68,674
Change in unrealized gains (losses)	64,587	39,116	9,974
Increase (decrease) in net assets from operations	145,637	42,383	90,716
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	88,158	37,466	89,797
Benefits	(2,197)	—	—
Payments on termination	(62,161)	(22,527)	(59,270)
Loans	(3,591)	134	(1,221)
Policy maintenance charge	(55,081)	(21,556)	(55,878)
Transfers among the sub-accounts and with the Fixed Account - net	18,055	(10,189)	(22,609)
Increase (decrease) in net assets from policy transactions	(16,817)	(16,672)	(49,181)
INCREASE (DECREASE) IN NET ASSETS	128,820	25,711	41,535
NET ASSETS AT BEGINNING OF PERIOD	839,501	287,172	780,491
NET ASSETS AT END OF PERIOD	$968,321	$312,883	$822,026
Accumulation Units outstanding at beginning of period	27,856	34,886	24,164
Units Issued	1,797	1,974	1,909
Units Redeemed	(2,233)	(3,851)	(3,356)
Accumulation Units outstanding at end of period	27,420	33,009	22,717

	AB VPS	AB VPS
	Small Cap	Sustainable International	Alger
	Growth	Thematic Portfolio -	Balanced
	Class A	Class A	Class I-2
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$9,206
Net realized gains (losses)	(23,024)	15,784	9,967
Change in unrealized gains (losses)	245,233	53,404	80,865
Increase (decrease) in net assets from operations	222,209	69,188	100,038
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	172,018	60,191	101,974
Benefits	—	—	(6,565)
Payments on termination	(44,968)	(19,302)	(43,194)
Loans	(2,389)	(15,158)	(3,228)
Policy maintenance charge	(87,240)	(36,220)	(63,392)
Transfers among the sub-accounts and with the Fixed Account - net	31,252	26,213	4,638
Increase (decrease) in net assets from policy transactions	68,673	15,724	(9,767)
INCREASE (DECREASE) IN NET ASSETS	290,882	84,912	90,271
NET ASSETS AT BEGINNING OF PERIOD	1,219,398	537,185	587,041
NET ASSETS AT END OF PERIOD	$1,510,280	$622,097	$677,312
Accumulation Units outstanding at beginning of period	30,677	44,837	25,252
Units Issued	2,576	4,331	1,974
Units Redeemed	(1,060)	(3,068)	(2,415)
Accumulation Units outstanding at end of period	32,193	46,100	24,811

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2023.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger		Alger
	Capital	Alger	Large Cap
	Appreciation	Income & Growth	Growth
	Class I-2	Class I-2	Class I-2
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$104,518	$—
Net realized gains (losses)	(91,081)	517,038	(94,103)
Change in unrealized gains (losses)	12,858,357	993,138	4,807,461
Increase (decrease) in net assets from operations	12,767,276	1,614,694	4,713,358
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,833,685	225,596	768,013
Benefits	(126,057)	(80,460)	(11,218)
Payments on termination	(1,214,665)	(247,631)	(749,540)
Loans	(201,847)	(104,355)	(65,628)
Policy maintenance charge	(1,665,597)	(315,609)	(770,835)
Transfers among the sub-accounts and with the Fixed Account - net	(695,339)	(93,311)	(95,929)
Increase (decrease) in net assets from policy transactions	(2,069,820)	(615,770)	(925,137)
INCREASE (DECREASE) IN NET ASSETS	10,697,456	998,924	3,788,221
NET ASSETS AT BEGINNING OF PERIOD	30,108,658	7,055,949	14,788,854
NET ASSETS AT END OF PERIOD	$40,806,114	$8,054,873	$18,577,075
Accumulation Units outstanding at beginning of period	428,729	125,145	328,958
Units Issued	9,508	1,105	3,932
Units Redeemed	(30,861)	(10,973)	(21,419)
Accumulation Units outstanding at end of period	407,376	115,277	311,471

	Alger	Alger	Allspring VT
	MidCap	SmallCap	Discovery SMID
	Growth	Growth	Cap Growth
	Class I-2	Class I-2	Fund*
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	(455,798)	(167,055)	(70,405)
Change in unrealized gains (losses)	7,095,748	1,261,987	1,249,592
Increase (decrease) in net assets from operations	6,639,950	1,094,932	1,179,187
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,572,542	303,100	211,050
Benefits	(142,900)	(3,256)	(54,410)
Payments on termination	(1,302,980)	(201,679)	(194,522)
Loans	(173,042)	(8,343)	(37,502)
Policy maintenance charge	(1,385,851)	(299,866)	(252,787)
Transfers among the sub-accounts and with the Fixed Account - net	168,256	118,352	52,411
Increase (decrease) in net assets from policy transactions	(1,263,975)	(91,692)	(275,760)
INCREASE (DECREASE) IN NET ASSETS	5,375,975	1,003,240	903,427
NET ASSETS AT BEGINNING OF PERIOD	29,115,371	6,671,216	5,900,917
NET ASSETS AT END OF PERIOD	$34,491,346	$7,674,456	$6,804,344
Accumulation Units outstanding at beginning of period	544,546	164,108	118,414
Units Issued	8,892	4,581	1,692
Units Redeemed	(27,272)	(6,627)	(6,454)
Accumulation Units outstanding at end of period	526,166	162,062	113,652

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Allspring VT		DWS CROCI®
	Opportunity	DWS Core Equity	International
	FundSM	VIP Class A	VIP Class A
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$27,071	$55,456
Net realized gains (losses)	824,711	183,523	(15,067)
Change in unrealized gains (losses)	1,373,347	431,361	253,393
Increase (decrease) in net assets from operations	2,198,058	641,955	293,782
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	294,716	87,467	78,048
Benefits	(64,142)	(4,217)	(10,526)
Payments on termination	(309,309)	(246,884)	(20,412)
Loans	(77,051)	4,175	5,503
Policy maintenance charge	(379,429)	(117,238)	(73,012)
Transfers among the sub-accounts and with the Fixed Account - net	(33,130)	(10,031)	(12,145)
Increase (decrease) in net assets from policy transactions	(568,345)	(286,728)	(32,544)
INCREASE (DECREASE) IN NET ASSETS	1,629,713	355,227	261,238
NET ASSETS AT BEGINNING OF PERIOD	8,562,448	2,654,548	1,572,925
NET ASSETS AT END OF PERIOD	$10,192,161	$3,009,775	$1,834,163
Accumulation Units outstanding at beginning of period	194,737	58,185	100,275
Units Issued	1,610	629	2,440
Units Redeemed	(13,102)	(6,276)	(4,410)
Accumulation Units outstanding at end of period	183,245	52,538	98,305

	DWS	DWS
	Equity 500	Global Income	DWS Global
	Index VIP	Builder VIP	Small Cap
	Class A	Class A II	VIP Class A
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$75,512	$116,243	$35,181
Net realized gains (losses)	405,509	(12,712)	(28,111)
Change in unrealized gains (losses)	794,126	414,904	893,788
Increase (decrease) in net assets from operations	1,275,147	518,435	900,858
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	186,163	171,886	184,762
Benefits	—	(36,195)	(1,527)
Payments on termination	(306,529)	(94,067)	(125,045)
Loans	(30,932)	(18,415)	22,770
Policy maintenance charge	(178,653)	(182,561)	(166,305)
Transfers among the sub-accounts and with the Fixed Account - net	(22,167)	43,180	27,221
Increase (decrease) in net assets from policy transactions	(352,118)	(116,172)	(58,124)
INCREASE (DECREASE) IN NET ASSETS	923,029	402,263	842,734
NET ASSETS AT BEGINNING OF PERIOD	5,029,519	3,568,021	3,677,586
NET ASSETS AT END OF PERIOD	$5,952,548	$3,970,284	$4,520,320
Accumulation Units outstanding at beginning of period	77,104	155,218	79,652
Units Issued	613	3,518	2,515
Units Redeemed	(5,293)	(8,210)	(3,568)
Accumulation Units outstanding at end of period	72,424	150,526	78,599

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	DWS	Federated Hermes	Federated Hermes
	Small Cap	Fund for	High
	Index VIP	U.S. Government	Income Bond
	Class A	Securities II	Fund II Class P
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,238	$102,015	$344,461
Net realized gains (losses)	18,429	(59,999)	(57,821)
Change in unrealized gains (losses)	193,612	136,261	442,991
Increase (decrease) in net assets from operations	228,279	178,277	729,631
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,874	317,442	271,224
Benefits	—	(11,417)	(17,226)
Payments on termination	(100,691)	(139,206)	(170,649)
Loans	(23,003)	15,472	1,731
Policy maintenance charge	(47,235)	(293,805)	(310,189)
Transfers among the sub-accounts and with the Fixed Account - net	19,923	162,658	65,575
Increase (decrease) in net assets from policy transactions	(79,132)	51,144	(159,534)
INCREASE (DECREASE) IN NET ASSETS	149,147	229,421	570,097
NET ASSETS AT BEGINNING OF PERIOD	1,412,531	4,185,383	5,936,265
NET ASSETS AT END OF PERIOD	$1,561,678	$4,414,804	$6,506,362
Accumulation Units outstanding at beginning of period	23,533	202,913	167,607
Units Issued	941	16,653	3,601
Units Redeemed	(2,191)	(14,064)	(7,845)
Accumulation Units outstanding at end of period	22,283	205,502	163,363

	Federated Hermes	Fidelity® VIP	Fidelity® VIP
	Managed	Asset	ContrafundSM
	Volatility	Manager Portfolio	Portfolio
	Fund II Class P	Initial Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$42,112	$200,579	$344,776
Net realized gains (losses)	(16,076)	113,031	5,711,043
Change in unrealized gains (losses)	189,925	857,197	23,497,494
Increase (decrease) in net assets from operations	215,961	1,170,807	29,553,313
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	114,437	477,990	4,289,853
Benefits	(8,245)	(30,339)	(465,445)
Payments on termination	(88,683)	(336,381)	(4,046,373)
Loans	5,998	(5,400)	(447,416)
Policy maintenance charge	(143,951)	(495,448)	(4,508,049)
Transfers among the sub-accounts and with the Fixed Account - net	54,523	(68,465)	(1,268,945)
Increase (decrease) in net assets from policy transactions	(65,921)	(458,043)	(6,446,375)
INCREASE (DECREASE) IN NET ASSETS	150,040	712,764	23,106,938
NET ASSETS AT BEGINNING OF PERIOD	2,620,727	9,523,522	91,201,338
NET ASSETS AT END OF PERIOD	$2,770,767	$10,236,286	$114,308,276
Accumulation Units outstanding at beginning of period	87,801	263,875	1,297,032
Units Issued	2,546	7,604	13,082
Units Redeemed	(4,401)	(19,814)	(89,199)
Accumulation Units outstanding at end of period	85,946	251,665	1,220,915

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Emerging	Equity-Income	Government Money
	Markets Portfolio	PortfolioSM	Market Portfolio
	Initial Class	Initial Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,711	$760,264	$1,572,875
Net realized gains (losses)	(2,046)	1,546,572	—
Change in unrealized gains (losses)	75,521	2,209,848	—
Increase (decrease) in net assets from operations	98,186	4,516,684	1,572,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	131,091	1,909,090	2,709,426
Benefits	(1,500)	(253,156)	(252,979)
Payments on termination	(55,889)	(1,853,990)	(1,458,939)
Loans	2,193	(278,284)	(18,490)
Policy maintenance charge	(75,653)	(2,044,266)	(2,515,684)
Transfers among the sub-accounts and with the Fixed Account - net	62,034	110,686	(1,339,716)
Increase (decrease) in net assets from policy transactions	62,276	(2,409,920)	(2,876,382)
INCREASE (DECREASE) IN NET ASSETS	160,462	2,106,764	(1,303,507)
NET ASSETS AT BEGINNING OF PERIOD	998,023	45,380,784	33,024,067
NET ASSETS AT END OF PERIOD	$1,158,485	$47,487,548	$31,720,560
Accumulation Units outstanding at beginning of period	61,548	800,875	2,165,533
Units Issued	7,886	13,745	138,119
Units Redeemed	(4,285)	(52,979)	(311,994)
Accumulation Units outstanding at end of period	65,149	761,641	1,991,658

	Fidelity® VIP		Fidelity® VIP
	Growth	Fidelity® VIP	High
	& Income Portfolio	Growth Portfolio	Income Portfolio
	Initial Class	Initial Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$27,763	$(92,241)	$43,493
Net realized gains (losses)	95,226	5,166,795	(6,966)
Change in unrealized gains (losses)	159,981	19,753,546	38,256
Increase (decrease) in net assets from operations	282,970	24,828,100	74,783
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	198,541	2,554,419	97,804
Benefits	(766)	(324,848)	(748)
Payments on termination	(74,676)	(2,634,709)	(25,844)
Loans	(39,702)	(326,502)	(10,641)
Policy maintenance charge	(124,903)	(3,208,962)	(56,685)
Transfers among the sub-accounts and with the Fixed Account - net	(14,179)	(4,131)	24,880
Increase (decrease) in net assets from policy transactions	(55,685)	(3,944,733)	28,766
INCREASE (DECREASE) IN NET ASSETS	227,285	20,883,367	103,549
NET ASSETS AT BEGINNING OF PERIOD	1,547,851	70,853,997	701,911
NET ASSETS AT END OF PERIOD	$1,775,136	$91,737,364	$805,460
Accumulation Units outstanding at beginning of period	48,280	973,795	36,348
Units Issued	2,262	9,316	3,483
Units Redeemed	(3,903)	(54,857)	(2,076)
Accumulation Units outstanding at end of period	46,639	928,254	37,755

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment Grade
	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio
	Initial Class	Service Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,228,360	$178,193	$202,084
Net realized gains (losses)	4,384,796	605,524	(70,555)
Change in unrealized gains (losses)	14,503,652	2,167,520	331,740
Increase (decrease) in net assets from operations	20,116,808	2,951,237	463,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,956,283	1,511,462	639,068
Benefits	(520,064)	(644)	(22,702)
Payments on termination	(3,198,231)	(713,590)	(349,466)
Loans	(665,645)	(73,823)	(1,515)
Policy maintenance charge	(3,349,626)	(1,014,124)	(412,866)
Transfers among the sub-accounts and with the Fixed Account - net	(359,168)	43,465	351,569
Increase (decrease) in net assets from policy transactions	(5,136,451)	(247,254)	204,088
INCREASE (DECREASE) IN NET ASSETS	14,980,357	2,703,983	667,357
NET ASSETS AT BEGINNING OF PERIOD	79,227,980	11,294,608	7,354,598
NET ASSETS AT END OF PERIOD	$94,208,337	$13,998,591	$8,021,955
Accumulation Units outstanding at beginning of period	1,483,309	315,593	392,874
Units Issued	15,841	24,878	34,549
Units Redeemed	(103,600)	(30,208)	(23,681)
Accumulation Units outstanding at end of period	1,395,550	310,263	403,742

	Fidelity® VIP		Fidelity® VIP
	Mid	Fidelity® VIP	Real
	Cap Portfolio	Overseas Portfolio	Estate Portfolio
	Initial Class	Initial Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28,797	$153,585	$66,856
Net realized gains (losses)	127,180	266,350	96,694
Change in unrealized gains (losses)	507,156	2,679,012	136,190
Increase (decrease) in net assets from operations	663,133	3,098,947	299,740
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	526,208	909,732	381,921
Benefits	(1,527)	(77,417)	(400)
Payments on termination	(171,592)	(640,216)	(60,118)
Loans	(23,369)	(63,131)	(36,341)
Policy maintenance charge	(314,298)	(751,556)	(190,871)
Transfers among the sub-accounts and with the Fixed Account - net	71,264	(164,619)	113,980
Increase (decrease) in net assets from policy transactions	86,686	(787,207)	208,171
INCREASE (DECREASE) IN NET ASSETS	749,819	2,311,740	507,911
NET ASSETS AT BEGINNING OF PERIOD	4,361,110	15,550,556	2,483,208
NET ASSETS AT END OF PERIOD	$5,110,929	$17,862,296	$2,991,119
Accumulation Units outstanding at beginning of period	143,597	524,803	122,543
Units Issued	8,574	7,422	14,023
Units Redeemed	(5,931)	(31,463)	(3,813)
Accumulation Units outstanding at end of period	146,240	500,762	132,753

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP
	Value	Franklin Templeton	Franklin Templeton
	Strategies Portfolio	Global Bond	Income
	Initial Class	VIP Fund Class 1	VIP Fund Class 1
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,013	$—	$58,814
Net realized gains (losses)	31,147	(13,285)	64,400
Change in unrealized gains (losses)	76,342	47,783	(25,354)
Increase (decrease) in net assets from operations	114,502	34,498	97,860
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	80,306	119,503	144,179
Benefits	—	—	—
Payments on termination	(29,923)	(39,890)	(51,813)
Loans	(14,178)	13,693	(4,789)
Policy maintenance charge	(42,223)	(65,475)	(94,374)
Transfers among the sub-accounts and with the Fixed Account - net	(46,309)	43,911	20,615
Increase (decrease) in net assets from policy transactions	(52,327)	71,742	13,818
INCREASE (DECREASE) IN NET ASSETS	62,175	106,240	111,678
NET ASSETS AT BEGINNING OF PERIOD	558,004	960,348	1,091,662
NET ASSETS AT END OF PERIOD	$620,179	$1,066,588	$1,203,340
Accumulation Units outstanding at beginning of period	17,630	64,065	50,083
Units Issued	1,624	8,266	3,417
Units Redeemed	(3,040)	(3,381)	(2,792)
Accumulation Units outstanding at end of period	16,214	68,950	50,708

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual Global	Mutual	Small
	Discovery	Shares	Cap Value
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,966	$13,209	$12,717
Net realized gains (losses)	73,323	51,130	74,532
Change in unrealized gains (losses)	153,691	15,952	132,244
Increase (decrease) in net assets from operations	265,980	80,291	219,493
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	170,978	52,859	173,338
Benefits	(1,466)	—	(6,963)
Payments on termination	(85,770)	(8,028)	(101,273)
Loans	15,896	(1,980)	(10,767)
Policy maintenance charge	(102,153)	(34,836)	(115,399)
Transfers among the sub-accounts and with the Fixed Account - net	(31,776)	7,797	24,763
Increase (decrease) in net assets from policy transactions	(34,291)	15,812	(36,301)
INCREASE (DECREASE) IN NET ASSETS	231,689	96,103	183,192
NET ASSETS AT BEGINNING OF PERIOD	1,312,627	576,635	1,682,514
NET ASSETS AT END OF PERIOD	$1,544,316	$672,738	$1,865,706
Accumulation Units outstanding at beginning of period	58,841	27,594	54,874
Units Issued	3,378	1,770	3,125
Units Redeemed	(4,793)	(1,057)	(4,161)
Accumulation Units outstanding at end of period	57,426	28,307	53,838

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Small-Mid	Strategic	U.S. Government
	Cap Growth	Income	Securities
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$31,093	$14,896
Net realized gains (losses)	(17,120)	(3,710)	(6,601)
Change in unrealized gains (losses)	362,892	27,765	15,241
Increase (decrease) in net assets from operations	345,772	55,148	23,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	148,749	74,104	41,315
Benefits	(228)	(1,359)	—
Payments on termination	(51,943)	(8,368)	(28,507)
Loans	(11,179)	(8,854)	886
Policy maintenance charge	(87,744)	(43,512)	(26,371)
Transfers among the sub-accounts and with the Fixed Account - net	19,248	28,237	30,235
Increase (decrease) in net assets from policy transactions	16,903	40,248	17,558
INCREASE (DECREASE) IN NET ASSETS	362,675	95,396	41,094
NET ASSETS AT BEGINNING OF PERIOD	1,265,513	639,221	490,416
NET ASSETS AT END OF PERIOD	$1,628,188	$734,617	$531,510
Accumulation Units outstanding at beginning of period	40,325	38,721	38,279
Units Issued	2,851	3,394	3,845
Units Redeemed	(2,364)	(1,051)	(2,522)
Accumulation Units outstanding at end of period	40,812	41,064	39,602

	Guggenheim	Invesco	Invesco
	VT U.S.	Oppenheimer VI	Oppenheimer VI
	Long Short	International Growth	International Growth
	Equity Fund	Fund Series I	Fund Series II
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,669	$13,444	$(6,285)
Net realized gains (losses)	10,288	(20,646)	(34,791)
Change in unrealized gains (losses)	106,877	432,902	294,861
Increase (decrease) in net assets from operations	119,834	425,700	253,785
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,769	182,638	46,918
Benefits	—	—	(5,050)
Payments on termination	(42,451)	(130,934)	(84,956)
Loans	(6,369)	(17,636)	(1,726)
Policy maintenance charge	(47,905)	(114,486)	(71,698)
Transfers among the sub-accounts and with the Fixed Account - net	(204)	(14,602)	36,646
Increase (decrease) in net assets from policy transactions	(25,160)	(95,020)	(79,866)
INCREASE (DECREASE) IN NET ASSETS	94,674	330,680	173,919
NET ASSETS AT BEGINNING OF PERIOD	951,035	2,038,391	1,367,100
NET ASSETS AT END OF PERIOD	$1,045,709	$2,369,071	$1,541,019
Accumulation Units outstanding at beginning of period	34,168	80,136	51,486
Units Issued	1,222	3,834	8,942
Units Redeemed	(2,070)	(7,852)	(11,983)
Accumulation Units outstanding at end of period	33,320	76,118	48,445

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative
	American	American	Balance
	Franchise	Value	Fund - Series I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$95,702	$9,167
Net realized gains (losses)	80,110	3,589,894	704
Change in unrealized gains (losses)	891,399	(1,103,768)	46,197
Increase (decrease) in net assets from operations	971,509	2,581,828	56,068
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	143,271	795,950	68,707
Benefits	(2,251)	(59,860)	—
Payments on termination	(199,725)	(672,253)	(19,484)
Loans	(27,578)	(32,657)	1,035
Policy maintenance charge	(110,669)	(811,288)	(40,456)
Transfers among the sub-accounts and with the Fixed Account - net	(57,125)	(186,458)	8,138
Increase (decrease) in net assets from policy transactions	(254,077)	(966,566)	17,940
INCREASE (DECREASE) IN NET ASSETS	717,432	1,615,262	74,008
NET ASSETS AT BEGINNING OF PERIOD	2,456,394	17,407,876	438,966
NET ASSETS AT END OF PERIOD	$3,173,826	$19,023,138	$512,974
Accumulation Units outstanding at beginning of period	83,806	396,648	28,981
Units Issued	2,032	10,249	2,596
Units Redeemed	(9,001)	(31,165)	(1,500)
Accumulation Units outstanding at end of period	76,837	375,732	30,077

			Invesco V.I.
		Invesco V.I.	Discovery Mid Cap
	Invesco V.I.	Core Plus Bond	Growth Fund -
	Core Equity	Fund - Series I	Series I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,115	$8,976	$—
Net realized gains (losses)	13,570	(806)	(68,032)
Change in unrealized gains (losses)	124,285	12,635	757,921
Increase (decrease) in net assets from operations	142,970	20,805	689,889
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	38,048	39,858	274,573
Benefits	(14,939)	—	(2,205)
Payments on termination	(11,330)	(16,830)	(295,861)
Loans	(11,028)	102	(23,407)
Policy maintenance charge	(34,057)	(24,091)	(216,376)
Transfers among the sub-accounts and with the Fixed Account - net	(292)	15,707	79,128
Increase (decrease) in net assets from policy transactions	(33,598)	14,746	(184,148)
INCREASE (DECREASE) IN NET ASSETS	109,372	35,551	505,741
NET ASSETS AT BEGINNING OF PERIOD	627,700	327,921	5,332,043
NET ASSETS AT END OF PERIOD	$737,072	$363,472	$5,837,784
Accumulation Units outstanding at beginning of period	21,446	34,444	132,530
Units Issued	438	3,781	4,258
Units Redeemed	(1,471)	(2,255)	(8,552)
Accumulation Units outstanding at end of period	20,413	35,970	128,236

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Growth Fund -	Global Fund -	Global Fund -
	Series II	Series I	Series II
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,435)	$3,666	$—
Net realized gains (losses)	(53,200)	192,116	1,548,887
Change in unrealized gains (losses)	254,080	285,979	2,152,308
Increase (decrease) in net assets from operations	195,445	481,761	3,701,195
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	60,977	141,247	660,538
Benefits	(3,059)	—	(21,840)
Payments on termination	(36,430)	(36,839)	(522,951)
Loans	13,103	(7,839)	(31,071)
Policy maintenance charge	(68,256)	(92,026)	(497,648)
Transfers among the sub-accounts and with the Fixed Account - net	28,628	(137,586)	(274,042)
Increase (decrease) in net assets from policy transactions	(5,037)	(133,043)	(687,014)
INCREASE (DECREASE) IN NET ASSETS	190,408	348,718	3,014,181
NET ASSETS AT BEGINNING OF PERIOD	1,605,432	1,425,493	11,015,228
NET ASSETS AT END OF PERIOD	$1,795,840	$1,774,211	$14,029,409
Accumulation Units outstanding at beginning of period	133,889	59,482	298,772
Units Issued	10,172	1,434	2,222
Units Redeemed	(10,898)	(5,969)	(17,960)
Accumulation Units outstanding at end of period	133,163	54,947	283,034

	Invesco		Invesco V.I.
	V.I. Global	Invesco V.I.	Growth and
	Strategic Income -	Government	Income Fund
	Fund Series I	Securities	Series I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$24,691	$116,381
Net realized gains (losses)	(2,866)	(13,015)	951,400
Change in unrealized gains (losses)	28,742	42,655	(192,517)
Increase (decrease) in net assets from operations	25,876	54,331	875,264
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	33,748	155,095	395,037
Benefits	—	—	(2,442)
Payments on termination	(8,496)	(28,306)	(259,163)
Loans	9,553	(2,644)	(87,620)
Policy maintenance charge	(19,931)	(81,917)	(303,295)
Transfers among the sub-accounts and with the Fixed Account - net	6,343	24,546	34,778
Increase (decrease) in net assets from policy transactions	21,217	66,774	(222,705)
INCREASE (DECREASE) IN NET ASSETS	47,093	121,105	652,559
NET ASSETS AT BEGINNING OF PERIOD	279,829	1,141,246	7,078,791
NET ASSETS AT END OF PERIOD	$326,922	$1,262,351	$7,731,350
Accumulation Units outstanding at beginning of period	20,210	99,866	136,345
Units Issued	2,351	13,870	6,303
Units Redeemed	(876)	(8,152)	(10,245)
Accumulation Units outstanding at end of period	21,685	105,584	132,403

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I.
	Growth and		Invesco V.I.
	Income Fund	Invesco V.I.	Main Street
	Series II	High Yield	Fund® - Series I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$52,855	$19,243	$7,460
Net realized gains (losses)	647,682	(3,510)	46,602
Change in unrealized gains (losses)	(114,053)	19,988	128,167
Increase (decrease) in net assets from operations	586,484	35,721	182,229
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	153,505	26,456	82,137
Benefits	(11,735)	—	—
Payments on termination	(194,291)	(21,732)	(56,576)
Loans	(30,302)	245	9,299
Policy maintenance charge	(222,533)	(24,694)	(56,194)
Transfers among the sub-accounts and with the Fixed Account - net	(161,448)	4,025	(3,902)
Increase (decrease) in net assets from policy transactions	(466,804)	(15,700)	(25,236)
INCREASE (DECREASE) IN NET ASSETS	119,680	20,021	156,993
NET ASSETS AT BEGINNING OF PERIOD	5,201,165	358,949	789,377
NET ASSETS AT END OF PERIOD	$5,320,845	$378,970	$946,370
Accumulation Units outstanding at beginning of period	130,417	23,840	51,237
Units Issued	3,702	705	2,489
Units Redeemed	(15,713)	(1,700)	(3,873)
Accumulation Units outstanding at end of period	118,406	22,845	49,853

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street Small	Main Street Small
	Mid Cap	Cap Fund® -	Cap Fund® -
	Fund - Series I	Series I	Series II
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,374	$162,541	$48,146
Net realized gains (losses)	(38,048)	120,969	(7,031)
Change in unrealized gains (losses)	425,596	2,133,252	1,035,942
Increase (decrease) in net assets from operations	395,922	2,416,762	1,077,057
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	162,469	766,639	175,121
Benefits	(2,877)	(33,718)	(35,082)
Payments on termination	(148,022)	(796,119)	(254,682)
Loans	(27,385)	(60,421)	(48,790)
Policy maintenance charge	(129,513)	(619,421)	(258,531)
Transfers among the sub-accounts and with the Fixed Account - net	20,927	145,283	559,855
Increase (decrease) in net assets from policy transactions	(124,401)	(597,757)	137,891
INCREASE (DECREASE) IN NET ASSETS	271,521	1,819,005	1,214,948
NET ASSETS AT BEGINNING OF PERIOD	2,796,754	13,577,532	6,175,615
NET ASSETS AT END OF PERIOD	$3,068,275	$15,396,537	$7,390,563
Accumulation Units outstanding at beginning of period	81,902	206,043	115,744
Units Issued	2,056	5,483	14,376
Units Redeemed	(5,460)	(13,023)	(13,070)
Accumulation Units outstanding at end of period	78,498	198,503	117,050

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Balanced Portfolio	Balanced Portfolio	Enterprise Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$721,727	$163,724	$(65,547)
Net realized gains (losses)	934,186	198,487	4,608,509
Change in unrealized gains (losses)	3,798,183	922,513	4,406,898
Increase (decrease) in net assets from operations	5,454,096	1,284,724	8,949,860
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,834,336	485,898	1,431,296
Benefits	(288,665)	(38,185)	(412,487)
Payments on termination	(1,571,205)	(468,815)	(1,925,967)
Loans	(51,537)	(47,774)	(305,236)
Policy maintenance charge	(2,072,852)	(409,962)	(2,025,436)
Transfers among the sub-accounts and with the Fixed Account - net	(121,187)	112,153	214,237
Increase (decrease) in net assets from policy transactions	(2,271,110)	(366,685)	(3,023,593)
INCREASE (DECREASE) IN NET ASSETS	3,182,986	918,039	5,926,267
NET ASSETS AT BEGINNING OF PERIOD	37,065,378	8,675,583	51,838,091
NET ASSETS AT END OF PERIOD	$40,248,364	$9,593,622	$57,764,358
Accumulation Units outstanding at beginning of period	571,288	182,570	519,281
Units Issued	22,279	5,746	12,824
Units Redeemed	(55,243)	(12,964)	(42,316)
Accumulation Units outstanding at end of period	538,324	175,352	489,789

	Janus Henderson		Janus Henderson
	Flexible	Janus Henderson	Global Research
	Bond Portfolio	Forty Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$229,001	$16,980	$204,197
Net realized gains (losses)	(75,906)	57,886	1,742,658
Change in unrealized gains (losses)	138,667	3,625,549	5,733,035
Increase (decrease) in net assets from operations	291,762	3,700,415	7,679,890
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	345,698	591,166	1,224,973
Benefits	(75,345)	(20,698)	(189,648)
Payments on termination	(189,713)	(468,996)	(1,127,819)
Loans	27,137	(72,725)	(97,031)
Policy maintenance charge	(323,536)	(490,229)	(1,538,861)
Transfers among the sub-accounts and with the Fixed Account - net	123,261	15,883	(265,752)
Increase (decrease) in net assets from policy transactions	(92,498)	(445,599)	(1,994,138)
INCREASE (DECREASE) IN NET ASSETS	199,264	3,254,816	5,685,752
NET ASSETS AT BEGINNING OF PERIOD	5,476,506	9,383,173	30,057,560
NET ASSETS AT END OF PERIOD	$5,675,770	$12,637,989	$35,743,312
Accumulation Units outstanding at beginning of period	192,564	178,224	704,610
Units Issued	9,874	9,767	2,700
Units Redeemed	(12,906)	(17,037)	(45,571)
Accumulation Units outstanding at end of period	189,532	170,954	661,739

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid Cap
	Portfolio	Technology Portfolio	Value Portfolio
	Service Shares	Institutional Shares	Institutional Shares
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,149	$—	$9,340
Net realized gains (losses)	76,656	16,046	25,630
Change in unrealized gains (losses)	278,976	786,070	57,368
Increase (decrease) in net assets from operations	367,781	802,116	92,338
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,033	179,347	98,299
Benefits	(15,955)	(3,493)	(3,080)
Payments on termination	(38,417)	(41,383)	(65,143)
Loans	3,774	(59,474)	(3,300)
Policy maintenance charge	(58,262)	(120,672)	(59,356)
Transfers among the sub-accounts and with the Fixed Account - net	(42,737)	18,645	6,901
Increase (decrease) in net assets from policy transactions	(80,564)	(27,030)	(25,679)
INCREASE (DECREASE) IN NET ASSETS	287,217	775,086	66,659
NET ASSETS AT BEGINNING OF PERIOD	1,426,752	1,508,680	821,857
NET ASSETS AT END OF PERIOD	$1,713,969	$2,283,766	$888,516
Accumulation Units outstanding at beginning of period	35,245	27,585	30,478
Units Issued	440	2,480	1,878
Units Redeemed	(2,206)	(3,046)	(2,777)
Accumulation Units outstanding at end of period	33,479	27,019	29,579

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap	Overseas	Overseas
	Value Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,718	$18,964	$76,779
Net realized gains (losses)	149,780	36,775	5,187
Change in unrealized gains (losses)	335,092	71,721	475,926
Increase (decrease) in net assets from operations	532,590	127,460	557,892
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	274,896	128,920	331,516
Benefits	(2,235)	(737)	(6,345)
Payments on termination	(263,134)	(158,894)	(272,947)
Loans	(56,042)	(7,678)	(6,672)
Policy maintenance charge	(206,414)	(75,441)	(260,424)
Transfers among the sub-accounts and with the Fixed Account - net	34,286	(51,786)	(102,586)
Increase (decrease) in net assets from policy transactions	(218,643)	(165,616)	(317,458)
INCREASE (DECREASE) IN NET ASSETS	313,947	(38,156)	240,434
NET ASSETS AT BEGINNING OF PERIOD	4,939,852	1,261,865	5,437,017
NET ASSETS AT END OF PERIOD	$5,253,799	$1,223,709	$5,677,451
Accumulation Units outstanding at beginning of period	121,298	105,330	471,506
Units Issued	2,698	6,022	17,408
Units Redeemed	(7,886)	(19,225)	(43,627)
Accumulation Units outstanding at end of period	116,110	92,127	445,287
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Lazard Retirement	Legg Mason
	Research	Emerging	ClearBridge Variable
	Portfolio	Markets	Large Cap Value
	Institutional Shares	Equity Portfolio	Portfolio Class I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(73,045)	$64,643	$52,835
Net realized gains (losses)	645,073	(759)	337,148
Change in unrealized gains (losses)	13,908,735	199,691	257,391
Increase (decrease) in net assets from operations	14,480,763	263,575	647,374
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,252,287	103,358	185,076
Benefits	(211,257)	(2,879)	(4,717)
Payments on termination	(1,150,584)	(72,329)	(135,731)
Loans	(38,421)	287	(10,144)
Policy maintenance charge	(1,821,775)	(68,432)	(193,890)
Transfers among the sub-accounts and with the Fixed Account - net	(260,859)	(18,139)	631,552
Increase (decrease) in net assets from policy transactions	(2,230,609)	(58,134)	472,146
INCREASE (DECREASE) IN NET ASSETS	12,250,154	205,441	1,119,520
NET ASSETS AT BEGINNING OF PERIOD	34,808,919	1,202,278	4,294,402
NET ASSETS AT END OF PERIOD	$47,059,073	$1,407,719	$5,413,922
Accumulation Units outstanding at beginning of period	599,138	22,054	103,854
Units Issued	4,356	707	15,640
Units Redeemed	(37,245)	(1,643)	(5,695)
Accumulation Units outstanding at end of period	566,249	21,118	113,799

	Legg Mason Western
	Assets Variable	MFS® High	MFS® Investors
	Global High Yield	Yield Portfolio	Trust
	Bond Portfolio Class I	Initial Class	Series Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$126,068	$83,523	$45,372
Net realized gains (losses)	(19,760)	(13,479)	433,996
Change in unrealized gains (losses)	112,476	99,232	604,917
Increase (decrease) in net assets from operations	218,784	169,276	1,084,285
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	145,257	108,219	196,240
Benefits	(4,915)	(1,641)	(15,739)
Payments on termination	(65,107)	(37,487)	(162,468)
Loans	(8,679)	(7,174)	3,107
Policy maintenance charge	(100,363)	(77,008)	(264,914)
Transfers among the sub-accounts and with the Fixed Account - net	37,793	1,000	(11,461)
Increase (decrease) in net assets from policy transactions	3,986	(14,091)	(255,235)
INCREASE (DECREASE) IN NET ASSETS	222,770	155,185	829,050
NET ASSETS AT BEGINNING OF PERIOD	2,129,346	1,375,865	5,850,755
NET ASSETS AT END OF PERIOD	$2,352,116	$1,531,050	$6,679,805
Accumulation Units outstanding at beginning of period	88,053	102,152	124,491
Units Issued	3,142	3,615	1,188
Units Redeemed	(2,981)	(4,640)	(6,219)
Accumulation Units outstanding at end of period	88,214	101,127	119,460

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Mass
	Investors Growth	MFS® New	MFS® Total
	Stock Portfolio	Discovery	Return
	Initial Class	Series Initial Class	Series Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,139	$—	$263,906
Net realized gains (losses)	104,142	(193,206)	584,217
Change in unrealized gains (losses)	254,009	1,822,806	450,883
Increase (decrease) in net assets from operations	363,290	1,629,600	1,299,006
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	65,877	465,021	577,495
Benefits	(3,657)	(57,816)	(60,785)
Payments on termination	(160,546)	(316,766)	(411,467)
Loans	(2,403)	(102,607)	(24,468)
Policy maintenance charge	(72,178)	(477,557)	(566,706)
Transfers among the sub-accounts and with the Fixed Account - net	(17,053)	102,747	74,666
Increase (decrease) in net assets from policy transactions	(189,960)	(386,978)	(411,265)
INCREASE (DECREASE) IN NET ASSETS	173,330	1,242,622	887,741
NET ASSETS AT BEGINNING OF PERIOD	1,588,509	11,476,485	12,699,218
NET ASSETS AT END OF PERIOD	$1,761,839	$12,719,107	$13,586,959
Accumulation Units outstanding at beginning of period	67,264	137,776	290,684
Units Issued	1,275	2,048	3,217
Units Redeemed	(8,378)	(6,365)	(12,304)
Accumulation Units outstanding at end of period	60,161	133,459	281,597

			MFS® VIT
	MFS® Utilities	MFS® Value	Growth Series
	Series Initial Class	Series Initial Class	Initial Class
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$121,077	$45,477	$—
Net realized gains (losses)	235,779	223,471	1,058,808
Change in unrealized gains (losses)	(429,693)	(56,489)	2,413,437
Increase (decrease) in net assets from operations	(72,837)	212,459	3,472,245
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	220,775	111,567	295,389
Benefits	(40,691)	(125)	(3,133)
Payments on termination	(217,832)	(130,213)	(499,932)
Loans	(40,201)	(4,331)	54,691
Policy maintenance charge	(166,733)	(121,317)	(425,964)
Transfers among the sub-accounts and with the Fixed Account - net	54,346	26,679	(2,688)
Increase (decrease) in net assets from policy transactions	(190,336)	(117,740)	(581,637)
INCREASE (DECREASE) IN NET ASSETS	(263,173)	94,719	2,890,608
NET ASSETS AT BEGINNING OF PERIOD	3,589,709	2,765,524	9,917,698
NET ASSETS AT END OF PERIOD	$3,326,536	$2,860,243	$12,808,306
Accumulation Units outstanding at beginning of period	38,437	57,553	161,260
Units Issued	2,473	1,860	2,020
Units Redeemed	(4,524)	(4,263)	(9,993)
Accumulation Units outstanding at end of period	36,386	55,150	153,287

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® VIT		Morgan Stanley
	New Discovery	MFS® VIT	VIF Emerging
	Series	Research Series	Markets Equity
	Service Class	Initial Class	Portfolio Class I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,733)	$27,928	$8,158
Net realized gains (losses)	(47,723)	320,105	(2,736)
Change in unrealized gains (losses)	139,969	756,773	50,253
Increase (decrease) in net assets from operations	87,513	1,104,806	55,675
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	25,447	90,412	41,722
Benefits	(9,404)	—	—
Payments on termination	(37,992)	(34,092)	(60,892)
Loans	1,175	(543)	(8,484)
Policy maintenance charge	(38,622)	(141,998)	(27,654)
Transfers among the sub-accounts and with the Fixed Account - net	1,347	(15,494)	10,595
Increase (decrease) in net assets from policy transactions	(58,049)	(101,715)	(44,713)
INCREASE (DECREASE) IN NET ASSETS	29,464	1,003,091	10,962
NET ASSETS AT BEGINNING OF PERIOD	668,467	4,986,094	496,488
NET ASSETS AT END OF PERIOD	$697,931	$5,989,185	$507,450
Accumulation Units outstanding at beginning of period	16,278	96,232	51,230
Units Issued	577	392	4,153
Units Redeemed	(1,876)	(2,201)	(8,621)
Accumulation Units outstanding at end of period	14,979	94,423	46,762

		Morgan Stanley	Morningstar
	Morgan Stanley	VIF U.S.	Aggressive Growth
	VIF Growth	Real Estate	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,888)	$123,145	$236,395
Net realized gains (losses)	(343,440)	(56,348)	371,918
Change in unrealized gains (losses)	2,114,833	690,708	1,389,311
Increase (decrease) in net assets from operations	1,764,505	757,505	1,997,624
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	231,054	376,887	1,657,494
Benefits	(30,032)	(10,758)	(27,773)
Payments on termination	(150,171)	(318,576)	(731,372)
Loans	(81,522)	(11,904)	(90,491)
Policy maintenance charge	(209,364)	(277,831)	(1,006,959)
Transfers among the sub-accounts and with the Fixed Account - net	225,967	98,603	(133,188)
Increase (decrease) in net assets from policy transactions	(14,068)	(143,579)	(332,289)
INCREASE (DECREASE) IN NET ASSETS	1,750,437	613,926	1,665,335
NET ASSETS AT BEGINNING OF PERIOD	3,591,527	5,269,806	11,855,588
NET ASSETS AT END OF PERIOD	$5,341,964	$5,883,732	$13,520,923
Accumulation Units outstanding at beginning of period	69,500	116,566	532,363
Units Issued	7,304	4,220	27,579
Units Redeemed	(7,258)	(7,137)	(40,252)
Accumulation Units outstanding at end of period	69,546	113,649	519,690

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$265,324	$25,673	$409,625
Net realized gains (losses)	228,382	(13,797)	501,108
Change in unrealized gains (losses)	945,132	70,227	2,011,560
Increase (decrease) in net assets from operations	1,438,838	82,103	2,922,293
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,497,898	141,858	2,568,669
Benefits	(168,255)	—	(33,524)
Payments on termination	(484,084)	(143,237)	(1,509,577)
Loans	52,150	(6,152)	(171,923)
Policy maintenance charge	(1,113,293)	(137,690)	(1,627,564)
Transfers among the sub-accounts and with the Fixed Account - net	(69,083)	5,695	(37,826)
Increase (decrease) in net assets from policy transactions	(284,667)	(139,526)	(811,745)
INCREASE (DECREASE) IN NET ASSETS	1,154,171	(57,423)	2,110,548
NET ASSETS AT BEGINNING OF PERIOD	11,129,606	1,092,922	19,291,383
NET ASSETS AT END OF PERIOD	$12,283,777	$1,035,499	$21,401,931
Accumulation Units outstanding at beginning of period	568,744	73,749	905,687
Units Issued	28,368	5,230	37,366
Units Redeemed	(42,490)	(14,564)	(74,625)
Accumulation Units outstanding at end of period	554,622	64,415	868,428

	Morningstar Income	PIMCO VIT
	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$49,535	$70,195	$116,276
Net realized gains (losses)	(73,405)	55,852	(14,979)
Change in unrealized gains (losses)	245,773	114,889	40,242
Increase (decrease) in net assets from operations	221,903	240,936	141,539
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	315,218	184,181	263,737
Benefits	(302,273)	(24,465)	(59)
Payments on termination	(358,521)	(68,333)	(89,117)
Loans	(13,249)	(8,403)	(35,397)
Policy maintenance charge	(258,865)	(180,398)	(191,243)
Transfers among the sub-accounts and with the Fixed Account - net	48,512	48,415	126,945
Increase (decrease) in net assets from policy transactions	(569,178)	(49,003)	74,866
INCREASE (DECREASE) IN NET ASSETS	(347,275)	191,933	216,405
NET ASSETS AT BEGINNING OF PERIOD	2,375,321	2,734,801	3,793,588
NET ASSETS AT END OF PERIOD	$2,028,046	$2,926,734	$4,009,993
Accumulation Units outstanding at beginning of period	138,148	120,148	194,483
Units Issued	8,900	6,023	9,718
Units Redeemed	(37,968)	(8,270)	(5,902)
Accumulation Units outstanding at end of period	109,080	117,901	198,299

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$422,798	$60,090	$9,051
Net realized gains (losses)	(210,579)	(13,953)	1,347
Change in unrealized gains (losses)	485,712	81,266	86,885
Increase (decrease) in net assets from operations	697,931	127,403	97,283
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	740,499	51,040	26,330
Benefits	(130,076)	—	—
Payments on termination	(489,617)	(44,179)	(6,191)
Loans	2,413	3,009	99
Policy maintenance charge	(716,753)	(55,310)	(19,096)
Transfers among the sub-accounts and with the Fixed Account - net	85,261	(6,903)	(12,757)
Increase (decrease) in net assets from policy transactions	(508,273)	(52,343)	(11,615)
INCREASE (DECREASE) IN NET ASSETS	189,658	75,060	85,668
NET ASSETS AT BEGINNING OF PERIOD	12,217,602	1,065,248	516,877
NET ASSETS AT END OF PERIOD	$12,407,260	$1,140,308	$602,545
Accumulation Units outstanding at beginning of period	569,141	30,927	15,161
Units Issued	25,182	594	435
Units Redeemed	(48,487)	(2,039)	(754)
Accumulation Units outstanding at end of period	545,836	29,482	14,842

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth
	Class IB	Portfolio - I	Portfolio I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31,314	$13,274	$—
Net realized gains (losses)	4,259	413,560	449,404
Change in unrealized gains (losses)	394,468	893,410	2,356,996
Increase (decrease) in net assets from operations	430,041	1,320,244	2,806,400
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	64,483	123,549	289,901
Benefits	(4,585)	(1,252)	(9,083)
Payments on termination	(76,718)	(95,509)	(228,528)
Loans	5,262	6,513	(379,101)
Policy maintenance charge	(96,684)	(163,156)	(255,946)
Transfers among the sub-accounts and with the Fixed Account - net	99,170	31,978	(198,527)
Increase (decrease) in net assets from policy transactions	(9,072)	(97,877)	(781,284)
INCREASE (DECREASE) IN NET ASSETS	420,969	1,222,367	2,025,116
NET ASSETS AT BEGINNING OF PERIOD	2,364,427	4,566,614	5,867,671
NET ASSETS AT END OF PERIOD	$2,785,396	$5,788,981	$7,892,787
Accumulation Units outstanding at beginning of period	98,983	64,297	119,080
Units Issued	11,217	1,636	2,786
Units Redeemed	(11,201)	(2,731)	(14,572)
Accumulation Units outstanding at end of period	98,999	63,202	107,294

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Equity Income	International	Mid-Cap
	Portfolio I	Stock I	Growth I
	2023	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$637,073	$39,566	$—
Net realized gains (losses)	1,442,230	(16,121)	917,583
Change in unrealized gains (losses)	744,412	548,510	1,455,836
Increase (decrease) in net assets from operations	2,823,715	571,955	2,373,419
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,315,241	237,966	342,938
Benefits	(67,187)	(12,966)	(6,014)
Payments on termination	(925,604)	(102,217)	(398,769)
Loans	(207,880)	(11,132)	(29,574)
Policy maintenance charge	(1,247,403)	(241,260)	(486,873)
Transfers among the sub-accounts and with the Fixed Account - net	259,849	136,846	360,210
Increase (decrease) in net assets from policy transactions	(872,984)	7,237	(218,082)
INCREASE (DECREASE) IN NET ASSETS	1,950,731	579,192	2,155,337
NET ASSETS AT BEGINNING OF PERIOD	30,323,214	3,571,028	12,058,897
NET ASSETS AT END OF PERIOD	$32,273,945	$4,150,220	$14,214,234
Accumulation Units outstanding at beginning of period	543,701	141,711	109,305
Units Issued	5,776	12,855	5,087
Units Redeemed	(21,199)	(12,879)	(6,987)
Accumulation Units outstanding at end of period	528,278	141,687	107,405

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
	2023	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$151,243	$115,428
Net realized gains (losses)	(54,898)	1,313
Change in unrealized gains (losses)	298,430	(263,689)
Increase (decrease) in net assets from operations	394,775	(146,948)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	332,292	295,313
Benefits	(1,680)	(1,846)
Payments on termination	(153,551)	(168,664)
Loans	(5,737)	(24,345)
Policy maintenance charge	(201,840)	(192,692)
Transfers among the sub-accounts and with the Fixed Account - net	22,694	89,116
Increase (decrease) in net assets from policy transactions	(7,822)	(3,118)
INCREASE (DECREASE) IN NET ASSETS	386,953	(150,066)
NET ASSETS AT BEGINNING OF PERIOD	4,026,634	4,225,958
NET ASSETS AT END OF PERIOD	$4,413,587	$4,075,892
Accumulation Units outstanding at beginning of period	119,962	124,265
Units Issued	4,685	6,729
Units Redeemed	(4,862)	(6,686)
Accumulation Units outstanding at end of period	119,785	124,308

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Discovery Value	International	Relative Value
	Portfolio -	Value	Portfolio -
	Class A	Class A	Class A
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,670	$13,288	$10,979
Net realized gains (losses)	136,328	(382)	139,520
Change in unrealized gains (losses)	(302,498)	(56,088)	(185,959)
Increase (decrease) in net assets from operations	(156,500)	(43,182)	(35,460)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	98,596	37,881	93,497
Benefits	—	(1,732)	(2,163)
Payments on termination	(49,318)	(9,900)	(15,968)
Loans	8,559	11,814	(2,529)
Policy maintenance charge	(58,215)	(21,182)	(55,145)
Transfers among the sub-accounts and with the Fixed Account - net	(24,693)	(444)	(55,146)
Increase (decrease) in net assets from policy transactions	(25,071)	16,437	(37,454)
INCREASE (DECREASE) IN NET ASSETS	(181,571)	(26,745)	(72,914)
NET ASSETS AT BEGINNING OF PERIOD	1,021,072	313,917	853,405
NET ASSETS AT END OF PERIOD	$839,501	$287,172	$780,491
Accumulation Units outstanding at beginning of period	28,585	32,944	25,314
Units Issued	1,306	3,613	924
Units Redeemed	(2,035)	(1,671)	(2,074)
Accumulation Units outstanding at end of period	27,856	34,886	24,164

	AB VPS	AB VPS
	Small Cap	Sustainable International	Alger
	Growth	Thematic Portfolio -	Balanced
	Class A	Class A	Class I-2
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$7,060
Net realized gains (losses)	530,077	82,551	42,416
Change in unrealized gains (losses)	(1,252,521)	(294,324)	(126,739)
Increase (decrease) in net assets from operations	(722,444)	(211,773)	(77,263)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	150,610	62,136	111,969
Benefits	(1,510)	—	—
Payments on termination	(55,710)	(39,242)	(52,359)
Loans	1,274	557	(23,992)
Policy maintenance charge	(89,820)	(35,137)	(66,528)
Transfers among the sub-accounts and with the Fixed Account - net	111,800	12,004	(14,765)
Increase (decrease) in net assets from policy transactions	116,644	318	(45,675)
INCREASE (DECREASE) IN NET ASSETS	(605,800)	(211,455)	(122,938)
NET ASSETS AT BEGINNING OF PERIOD	1,825,198	748,640	709,979
NET ASSETS AT END OF PERIOD	$1,219,398	$537,185	$587,041
Accumulation Units outstanding at beginning of period	27,966	45,232	27,087
Units Issued	4,246	4,524	1,822
Units Redeemed	(1,535)	(4,919)	(3,657)
Accumulation Units outstanding at end of period	30,677	44,837	25,252
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger		Alger
	Capital	Alger	Large Cap
	Appreciation	Income & Growth	Growth
	Class I-2	Class I-2	Class I-2
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$106,917	$—
Net realized gains (losses)	2,681,241	726,351	786,750
Change in unrealized gains (losses)	(19,991,315)	(2,133,987)	(10,286,731)
Increase (decrease) in net assets from operations	(17,310,074)	(1,300,719)	(9,499,981)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,979,298	241,820	789,051
Benefits	(136,223)	(125,020)	(63,269)
Payments on termination	(1,142,035)	(137,539)	(768,416)
Loans	17,890	1,292	(52,947)
Policy maintenance charge	(1,622,418)	(318,440)	(789,603)
Transfers among the sub-accounts and with the Fixed Account - net	770,441	(147,370)	426,782
Increase (decrease) in net assets from policy transactions	(133,047)	(485,257)	(458,402)
INCREASE (DECREASE) IN NET ASSETS	(17,443,121)	(1,785,976)	(9,958,383)
NET ASSETS AT BEGINNING OF PERIOD	47,551,779	8,841,925	24,747,237
NET ASSETS AT END OF PERIOD	$30,108,658	$7,055,949	$14,788,854
Accumulation Units outstanding at beginning of period	423,090	133,330	336,600
Units Issued	19,618	958	12,639
Units Redeemed	(13,979)	(9,143)	(20,281)
Accumulation Units outstanding at end of period	428,729	125,145	328,958

	Alger	Alger	Allspring VT
	MidCap	SmallCap	Discovery SMID
	Growth	Growth	Cap Growth
	Class I-2	Class I-2	Fund
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$—
Net realized gains (losses)	827,290	1,155,326	2,279,023
Change in unrealized gains (losses)	(17,008,029)	(5,200,588)	(5,866,706)
Increase (decrease) in net assets from operations	(16,180,739)	(4,045,262)	(3,587,683)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,638,018	298,704	223,097
Benefits	(87,020)	(36,374)	(6,473)
Payments on termination	(1,130,632)	(163,258)	(194,800)
Loans	(50,615)	(17,603)	19,177
Policy maintenance charge	(1,387,336)	(317,353)	(254,777)
Transfers among the sub-accounts and with the Fixed Account - net	1,588,173	358,827	256,854
Increase (decrease) in net assets from policy transactions	570,588	122,943	43,078
INCREASE (DECREASE) IN NET ASSETS	(15,610,151)	(3,922,319)	(3,544,605)
NET ASSETS AT BEGINNING OF PERIOD	44,725,522	10,593,535	9,445,522
NET ASSETS AT END OF PERIOD	$29,115,371	$6,671,216	$5,900,917
Accumulation Units outstanding at beginning of period	529,792	161,534	117,805
Units Issued	31,109	7,327	5,608
Units Redeemed	(16,355)	(4,753)	(4,999)
Accumulation Units outstanding at end of period	544,546	164,108	118,414
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Allspring VT		DWS CROCI®
	Opportunity	DWS Core Equity	International
	FundSM	VIP Class A	VIP Class A
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$22,530	$50,648
Net realized gains (losses)	1,843,424	421,252	(19,439)
Change in unrealized gains (losses)	(4,144,008)	(944,237)	(272,055)
Increase (decrease) in net assets from operations	(2,300,584)	(500,455)	(240,846)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	326,965	95,134	83,959
Benefits	(11,755)	(1,830)	—
Payments on termination	(206,804)	(48,675)	(31,129)
Loans	42,133	3,891	2,734
Policy maintenance charge	(379,000)	(114,587)	(66,433)
Transfers among the sub-accounts and with the Fixed Account - net	(86,952)	(30,047)	(42,765)
Increase (decrease) in net assets from policy transactions	(315,413)	(96,114)	(53,634)
INCREASE (DECREASE) IN NET ASSETS	(2,615,997)	(596,569)	(294,480)
NET ASSETS AT BEGINNING OF PERIOD	11,178,445	3,251,117	1,867,405
NET ASSETS AT END OF PERIOD	$8,562,448	$2,654,548	$1,572,925
Accumulation Units outstanding at beginning of period	201,335	60,195	103,350
Units Issued	2,237	1,094	3,505
Units Redeemed	(8,835)	(3,104)	(6,580)
Accumulation Units outstanding at end of period	194,737	58,185	100,275

	DWS	DWS
	Equity 500	Global Income	DWS Global
	Index VIP	Builder VIP	Small Cap
	Class A	Class A II	VIP Class A
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$67,243	$110,335	$21,839
Net realized gains (losses)	390,368	322,053	656,273
Change in unrealized gains (losses)	(1,607,669)	(1,081,416)	(1,849,399)
Increase (decrease) in net assets from operations	(1,150,058)	(649,028)	(1,171,287)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	192,794	181,019	193,615
Benefits	(8,514)	(16,250)	(6,977)
Payments on termination	(136,190)	(123,684)	(117,938)
Loans	(19,758)	(26,561)	6,649
Policy maintenance charge	(173,990)	(181,484)	(162,633)
Transfers among the sub-accounts and with the Fixed Account - net	(20,955)	(12,766)	46,035
Increase (decrease) in net assets from policy transactions	(166,613)	(179,726)	(41,249)
INCREASE (DECREASE) IN NET ASSETS	(1,316,671)	(828,754)	(1,212,536)
NET ASSETS AT BEGINNING OF PERIOD	6,346,190	4,396,775	4,890,122
NET ASSETS AT END OF PERIOD	$5,029,519	$3,568,021	$3,677,586
Accumulation Units outstanding at beginning of period	79,448	162,718	80,437
Units Issued	779	2,677	2,914
Units Redeemed	(3,123)	(10,177)	(3,699)
Accumulation Units outstanding at end of period	77,104	155,218	79,652
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	DWS	Federated Hermes	Federated Hermes
	Small Cap	Fund for	High
	Index VIP	U.S. Government	Income Bond
	Class A	Securities II	Fund II Class P
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$13,611	$79,708	$341,544
Net realized gains (losses)	249,792	(57,802)	(75,080)
Change in unrealized gains (losses)	(627,367)	(646,272)	(1,107,890)
Increase (decrease) in net assets from operations	(363,964)	(624,366)	(841,426)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	80,704	330,970	282,106
Benefits	—	(7,498)	(7,777)
Payments on termination	(39,058)	(134,721)	(187,395)
Loans	(14,445)	(53,304)	(17,867)
Policy maintenance charge	(46,052)	(314,889)	(321,796)
Transfers among the sub-accounts and with the Fixed Account - net	55,767	(61,457)	(106,038)
Increase (decrease) in net assets from policy transactions	36,916	(240,899)	(358,767)
INCREASE (DECREASE) IN NET ASSETS	(327,048)	(865,265)	(1,200,193)
NET ASSETS AT BEGINNING OF PERIOD	1,739,579	5,050,648	7,136,458
NET ASSETS AT END OF PERIOD	$1,412,531	$4,185,383	$5,936,265
Accumulation Units outstanding at beginning of period	23,001	213,868	177,415
Units Issued	1,550	9,668	3,538
Units Redeemed	(1,018)	(20,623)	(13,346)
Accumulation Units outstanding at end of period	23,533	202,913	167,607

	Federated Hermes	Fidelity® VIP	Fidelity® VIP
	Managed	Asset	ContrafundSM
	Volatility	Manager Portfolio	Portfolio
	Fund II Class P	Initial Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$45,816	$178,683	$350,639
Net realized gains (losses)	647,797	678,760	6,319,472
Change in unrealized gains (losses)	(1,149,045)	(2,583,311)	(40,406,668)
Increase (decrease) in net assets from operations	(455,432)	(1,725,868)	(33,736,557)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	121,945	493,152	4,458,427
Benefits	(2,938)	(46,641)	(704,196)
Payments on termination	(129,366)	(140,065)	(3,579,704)
Loans	(4,916)	24,579	(153,702)
Policy maintenance charge	(146,925)	(483,540)	(4,401,761)
Transfers among the sub-accounts and with the Fixed Account - net	(31,758)	(29,828)	20,812
Increase (decrease) in net assets from policy transactions	(193,958)	(182,343)	(4,360,124)
INCREASE (DECREASE) IN NET ASSETS	(649,390)	(1,908,211)	(38,096,681)
NET ASSETS AT BEGINNING OF PERIOD	3,270,117	11,431,733	129,298,019
NET ASSETS AT END OF PERIOD	$2,620,727	$9,523,522	$91,201,338
Accumulation Units outstanding at beginning of period	94,438	268,184	1,354,390
Units Issued	2,599	6,009	19,468
Units Redeemed	(9,236)	(10,318)	(76,826)
Accumulation Units outstanding at end of period	87,801	263,875	1,297,032
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Emerging	Equity-Income	Government Money
	Markets Portfolio	PortfolioSM	Market Portfolio
	Initial Class	Initial Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$18,183	$756,434	$451,039
Net realized gains (losses)	(4,124)	1,876,287	—
Change in unrealized gains (losses)	(255,778)	(5,298,682)	(1)
Increase (decrease) in net assets from operations	(241,719)	(2,665,961)	451,038
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	142,124	1,974,770	2,638,436
Benefits	(11,248)	(218,361)	(102,745)
Payments on termination	(35,487)	(1,386,413)	(2,052,850)
Loans	12,147	(148,697)	395,913
Policy maintenance charge	(78,215)	(2,063,797)	(2,403,635)
Transfers among the sub-accounts and with the Fixed Account - net	37,626	(1,129,027)	2,883,724
Increase (decrease) in net assets from policy transactions	66,947	(2,971,525)	1,358,843
INCREASE (DECREASE) IN NET ASSETS	(174,772)	(5,637,486)	1,809,881
NET ASSETS AT BEGINNING OF PERIOD	1,172,795	51,018,270	31,214,186
NET ASSETS AT END OF PERIOD	$998,023	$45,380,784	$33,024,067
Accumulation Units outstanding at beginning of period	57,782	855,321	2,073,887
Units Issued	6,933	8,552	552,124
Units Redeemed	(3,167)	(62,998)	(460,478)
Accumulation Units outstanding at end of period	61,548	800,875	2,165,533

	Fidelity® VIP		Fidelity® VIP
	Growth	Fidelity® VIP	High
	& Income Portfolio	Growth Portfolio	Income Portfolio
	Initial Class	Initial Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$26,439	$289,037	$37,455
Net realized gains (losses)	60,014	6,785,810	(8,272)
Change in unrealized gains (losses)	(164,317)	(30,814,503)	(119,302)
Increase (decrease) in net assets from operations	(77,864)	(23,739,656)	(90,119)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	197,919	2,650,970	104,909
Benefits	(275)	(191,538)	—
Payments on termination	(68,610)	(1,935,238)	(22,585)
Loans	(4,401)	(169,537)	(1,650)
Policy maintenance charge	(127,239)	(3,156,056)	(61,074)
Transfers among the sub-accounts and with the Fixed Account - net	(3,306)	55,012	(16,134)
Increase (decrease) in net assets from policy transactions	(5,912)	(2,746,387)	3,466
INCREASE (DECREASE) IN NET ASSETS	(83,776)	(26,486,043)	(86,653)
NET ASSETS AT BEGINNING OF PERIOD	1,631,627	97,340,040	788,564
NET ASSETS AT END OF PERIOD	$1,547,851	$70,853,997	$701,911
Accumulation Units outstanding at beginning of period	48,374	1,007,277	36,191
Units Issued	3,434	9,246	2,901
Units Redeemed	(3,528)	(42,728)	(2,744)
Accumulation Units outstanding at end of period	48,280	973,795	36,348
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment Grade
	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio
	Initial Class	Service Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,201,105	$165,478	$175,471
Net realized gains (losses)	3,566,239	476,687	359,980
Change in unrealized gains (losses)	(23,033,136)	(3,186,713)	(1,627,565)
Increase (decrease) in net assets from operations	(18,265,792)	(2,544,548)	(1,092,114)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,072,984	1,630,443	679,449
Benefits	(568,480)	(1,312)	(40,659)
Payments on termination	(1,892,762)	(514,132)	(253,266)
Loans	(90,792)	(35,131)	47,341
Policy maintenance charge	(3,341,196)	(1,018,724)	(411,290)
Transfers among the sub-accounts and with the Fixed Account - net	(1,081,620)	(99,584)	(5,621)
Increase (decrease) in net assets from policy transactions	(3,901,866)	(38,440)	15,954
INCREASE (DECREASE) IN NET ASSETS	(22,167,658)	(2,582,988)	(1,076,160)
NET ASSETS AT BEGINNING OF PERIOD	101,395,638	13,877,596	8,430,758
NET ASSETS AT END OF PERIOD	$79,227,980	$11,294,608	$7,354,598
Accumulation Units outstanding at beginning of period	1,551,872	316,822	392,131
Units Issued	14,452	19,867	21,036
Units Redeemed	(83,015)	(21,096)	(20,293)
Accumulation Units outstanding at end of period	1,483,309	315,593	392,874

	Fidelity® VIP		Fidelity® VIP
	Mid	Fidelity® VIP	Real
	Cap Portfolio	Overseas Portfolio	Estate Portfolio
	Initial Class	Initial Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$22,661	$154,352	$37,104
Net realized gains (losses)	299,396	262,066	100,760
Change in unrealized gains (losses)	(1,097,916)	(5,467,724)	(1,041,699)
Increase (decrease) in net assets from operations	(775,859)	(5,051,306)	(903,835)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	557,754	915,613	392,422
Benefits	(13,748)	(51,806)	(5,184)
Payments on termination	(193,542)	(438,961)	(91,736)
Loans	(36,553)	9,572	(17,059)
Policy maintenance charge	(323,241)	(717,597)	(204,751)
Transfers among the sub-accounts and with the Fixed Account - net	(107,289)	188,494	(22,506)
Increase (decrease) in net assets from policy transactions	(116,619)	(94,685)	51,186
INCREASE (DECREASE) IN NET ASSETS	(892,478)	(5,145,991)	(852,649)
NET ASSETS AT BEGINNING OF PERIOD	5,253,588	20,696,547	3,335,857
NET ASSETS AT END OF PERIOD	$4,361,110	$15,550,556	$2,483,208
Accumulation Units outstanding at beginning of period	147,480	526,458	119,331
Units Issued	5,662	17,340	9,476
Units Redeemed	(9,545)	(18,995)	(6,264)
Accumulation Units outstanding at end of period	143,597	524,803	122,543
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP
	Value	Franklin Templeton	Franklin Templeton
	Strategies Portfolio	Global Bond	Income
	Initial Class	VIP Fund Class 1	VIP Fund Class 1
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$6,358	$—	$54,904
Net realized gains (losses)	36,870	(20,618)	25,669
Change in unrealized gains (losses)	(75,697)	(27,824)	(141,250)
Increase (decrease) in net assets from operations	(32,469)	(48,442)	(60,677)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	64,615	128,466	158,436
Benefits	(13,778)	(1,003)	(20,035)
Payments on termination	(4,605)	(29,508)	(26,598)
Loans	(6,253)	(3,256)	(3,420)
Policy maintenance charge	(38,486)	(68,111)	(101,877)
Transfers among the sub-accounts and with the Fixed Account - net	66,712	(44,627)	(40,360)
Increase (decrease) in net assets from policy transactions	68,205	(18,039)	(33,854)
INCREASE (DECREASE) IN NET ASSETS	35,736	(66,481)	(94,531)
NET ASSETS AT BEGINNING OF PERIOD	522,268	1,026,829	1,186,193
NET ASSETS AT END OF PERIOD	$558,004	$960,348	$1,091,662
Accumulation Units outstanding at beginning of period	15,342	65,179	51,570
Units Issued	5,420	3,773	2,611
Units Redeemed	(3,132)	(4,887)	(4,098)
Accumulation Units outstanding at end of period	17,630	64,065	50,083

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual Global	Mutual	Small
	Discovery	Shares	Cap Value
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$21,848	$12,707	$21,453
Net realized gains (losses)	105,653	64,702	303,085
Change in unrealized gains (losses)	(189,295)	(123,221)	(516,629)
Increase (decrease) in net assets from operations	(61,794)	(45,812)	(192,091)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	183,369	56,910	185,761
Benefits	—	—	(17,996)
Payments on termination	(21,219)	(17,054)	(83,448)
Loans	(6,940)	(2,155)	(7,495)
Policy maintenance charge	(101,987)	(35,499)	(124,023)
Transfers among the sub-accounts and with the Fixed Account - net	(70,759)	(31,054)	(75,893)
Increase (decrease) in net assets from policy transactions	(17,536)	(28,852)	(123,094)
INCREASE (DECREASE) IN NET ASSETS	(79,330)	(74,664)	(315,185)
NET ASSETS AT BEGINNING OF PERIOD	1,391,957	651,299	1,997,699
NET ASSETS AT END OF PERIOD	$1,312,627	$576,635	$1,682,514
Accumulation Units outstanding at beginning of period	59,576	28,937	58,758
Units Issued	2,361	862	1,719
Units Redeemed	(3,096)	(2,205)	(5,603)
Accumulation Units outstanding at end of period	58,841	27,594	54,874
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Small-Mid	Strategic	U.S. Government
	Cap Growth	Income	Securities
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$29,357	$13,731
Net realized gains (losses)	285,091	(9,202)	(7,329)
Change in unrealized gains (losses)	(890,644)	(97,051)	(59,759)
Increase (decrease) in net assets from operations	(605,553)	(76,896)	(53,357)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	161,369	75,870	42,819
Benefits	—	—	—
Payments on termination	(26,233)	(13,670)	(15,118)
Loans	(2,622)	(2,878)	(425)
Policy maintenance charge	(88,341)	(45,686)	(27,071)
Transfers among the sub-accounts and with the Fixed Account - net	50,595	(30,257)	(13,889)
Increase (decrease) in net assets from policy transactions	94,768	(16,621)	(13,684)
INCREASE (DECREASE) IN NET ASSETS	(510,785)	(93,517)	(67,041)
NET ASSETS AT BEGINNING OF PERIOD	1,776,298	732,738	557,457
NET ASSETS AT END OF PERIOD	$1,265,513	$639,221	$490,416
Accumulation Units outstanding at beginning of period	37,628	39,745	39,377
Units Issued	4,180	1,633	2,320
Units Redeemed	(1,483)	(2,657)	(3,418)
Accumulation Units outstanding at end of period	40,325	38,721	38,279

	Guggenheim	Invesco	Invesco
	VT U.S.	Oppenheimer VI	Oppenheimer VI
	Long Short	International Growth	International Growth
	Equity Fund	Fund Series I	Fund Series II
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$4,747	$—	$(10,341)
Net realized gains (losses)	11,506	399,643	265,550
Change in unrealized gains (losses)	(181,717)	(1,141,227)	(802,408)
Increase (decrease) in net assets from operations	(165,464)	(741,584)	(547,199)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	76,106	202,931	48,781
Benefits	—	(11,512)	(10,635)
Payments on termination	(37,484)	(130,674)	(134,999)
Loans	838	424	(6,897)
Policy maintenance charge	(46,461)	(111,819)	(66,222)
Transfers among the sub-accounts and with the Fixed Account - net	(42,214)	71,231	79,272
Increase (decrease) in net assets from policy transactions	(49,215)	20,581	(90,700)
INCREASE (DECREASE) IN NET ASSETS	(214,679)	(721,003)	(637,899)
NET ASSETS AT BEGINNING OF PERIOD	1,165,714	2,759,394	2,004,999
NET ASSETS AT END OF PERIOD	$951,035	$2,038,391	$1,367,100
Accumulation Units outstanding at beginning of period	35,856	78,257	54,614
Units Issued	1,043	8,757	6,344
Units Redeemed	(2,731)	(6,878)	(9,472)
Accumulation Units outstanding at end of period	34,168	80,136	51,486
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative
	American	American	Balance
	Franchise	Value	Fund - Series I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$115,708	$6,351
Net realized gains (losses)	786,639	3,315,607	41,794
Change in unrealized gains (losses)	(1,908,645)	(3,961,690)	(142,808)
Increase (decrease) in net assets from operations	(1,122,006)	(530,375)	(94,663)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	148,279	846,479	73,149
Benefits	(15,446)	(46,575)	—
Payments on termination	(161,093)	(537,878)	(54,399)
Loans	7,104	(31,366)	1,988
Policy maintenance charge	(105,654)	(805,913)	(42,366)
Transfers among the sub-accounts and with the Fixed Account - net	50,364	(465,004)	(20,780)
Increase (decrease) in net assets from policy transactions	(76,446)	(1,040,257)	(42,408)
INCREASE (DECREASE) IN NET ASSETS	(1,198,452)	(1,570,632)	(137,071)
NET ASSETS AT BEGINNING OF PERIOD	3,654,846	18,978,508	576,037
NET ASSETS AT END OF PERIOD	$2,456,394	$17,407,876	$438,966
Accumulation Units outstanding at beginning of period	85,898	419,789	31,621
Units Issued	3,549	8,896	2,466
Units Redeemed	(5,641)	(32,037)	(5,106)
Accumulation Units outstanding at end of period	83,806	396,648	28,981

			Invesco V.I.
		Invesco V.I.	Discovery Mid Cap
	Invesco V.I.	Core Plus Bond	Growth Fund -
	Core Equity	Fund - Series I	Series I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$6,228	$1,916	$—
Net realized gains (losses)	108,298	(311)	1,644,484
Change in unrealized gains (losses)	(281,682)	(17,982)	(4,075,771)
Increase (decrease) in net assets from operations	(167,156)	(16,377)	(2,431,287)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	43,294	30,856	296,003
Benefits	(2,769)	—	(14,012)
Payments on termination	(23,514)	(2,963)	(172,229)
Loans	(6,742)	559	41,722
Policy maintenance charge	(34,602)	(17,281)	(217,423)
Transfers among the sub-accounts and with the Fixed Account - net	(10,811)	333,127	(29,240)
Increase (decrease) in net assets from policy transactions	(35,144)	344,298	(95,179)
INCREASE (DECREASE) IN NET ASSETS	(202,300)	327,921	(2,526,466)
NET ASSETS AT BEGINNING OF PERIOD	830,000	—	7,858,509
NET ASSETS AT END OF PERIOD	$627,700	$327,921	$5,332,043
Accumulation Units outstanding at beginning of period	22,531	—	134,811
Units Issued	1,004	35,854	5,791
Units Redeemed	(2,089)	(1,410)	(8,072)
Accumulation Units outstanding at end of period	21,446	34,444	132,530
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I.
	Discovery Mid Cap	Invesco V.I.	Invesco V.I.
	Growth Fund -	Global Fund -	Global Fund -
	Series II	Series I	Series II
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(6,086)	$—	$—
Net realized gains (losses)	537,545	274,165	2,199,692
Change in unrealized gains (losses)	(1,300,386)	(897,397)	(7,221,974)
Increase (decrease) in net assets from operations	(768,927)	(623,232)	(5,022,282)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	62,063	155,078	715,144
Benefits	(11,504)	—	(14,327)
Payments on termination	(26,176)	(46,919)	(367,354)
Loans	(17,023)	10,324	14,592
Policy maintenance charge	(71,083)	(90,115)	(471,660)
Transfers among the sub-accounts and with the Fixed Account - net	(26,339)	96,110	456,436
Increase (decrease) in net assets from policy transactions	(90,062)	124,478	332,831
INCREASE (DECREASE) IN NET ASSETS	(858,989)	(498,754)	(4,689,451)
NET ASSETS AT BEGINNING OF PERIOD	2,464,421	1,924,247	15,704,679
NET ASSETS AT END OF PERIOD	$1,605,432	$1,425,493	$11,015,228
Accumulation Units outstanding at beginning of period	141,093	54,788	289,929
Units Issued	14,683	6,669	18,557
Units Redeemed	(21,887)	(1,975)	(9,714)
Accumulation Units outstanding at end of period	133,889	59,482	298,772

	Invesco		Invesco V.I.
	V.I. Global	Invesco V.I.	Growth and
	Strategic Income -	Government	Income Fund
	Fund Series I	Securities	Series I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$23,905	$121,570
Net realized gains (losses)	(4,342)	(10,587)	757,353
Change in unrealized gains (losses)	(31,989)	(143,883)	(1,332,655)
Increase (decrease) in net assets from operations	(36,331)	(130,565)	(453,732)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,918	161,914	417,042
Benefits	—	—	(7,837)
Payments on termination	(5,777)	(20,489)	(241,648)
Loans	84	598	(10,329)
Policy maintenance charge	(20,256)	(84,426)	(308,004)
Transfers among the sub-accounts and with the Fixed Account - net	(6,192)	(49,252)	(344,530)
Increase (decrease) in net assets from policy transactions	2,777	8,345	(495,306)
INCREASE (DECREASE) IN NET ASSETS	(33,554)	(122,220)	(949,038)
NET ASSETS AT BEGINNING OF PERIOD	313,383	1,263,466	8,027,829
NET ASSETS AT END OF PERIOD	$279,829	$1,141,246	$7,078,791
Accumulation Units outstanding at beginning of period	20,040	99,181	145,212
Units Issued	1,228	9,163	2,681
Units Redeemed	(1,058)	(8,478)	(11,548)
Accumulation Units outstanding at end of period	20,210	99,866	136,345
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I.
	Growth and		Invesco V.I.
	Income Fund	Invesco V.I.	Main Street
	Series II	High Yield	Fund® - Series I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$55,135	$17,450	$12,497
Net realized gains (losses)	586,118	(2,614)	322,950
Change in unrealized gains (losses)	(1,006,156)	(53,737)	(531,473)
Increase (decrease) in net assets from operations	(364,903)	(38,901)	(196,026)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	172,545	27,488	94,708
Benefits	(52,845)	—	—
Payments on termination	(154,361)	(6,790)	(16,924)
Loans	(32,659)	(3,528)	(2,537)
Policy maintenance charge	(250,690)	(23,378)	(56,970)
Transfers among the sub-accounts and with the Fixed Account - net	(193,945)	(7,017)	(8,905)
Increase (decrease) in net assets from policy transactions	(511,955)	(13,225)	9,372
INCREASE (DECREASE) IN NET ASSETS	(876,858)	(52,126)	(186,654)
NET ASSETS AT BEGINNING OF PERIOD	6,078,023	411,075	976,031
NET ASSETS AT END OF PERIOD	$5,201,165	$358,949	$789,377
Accumulation Units outstanding at beginning of period	142,628	24,694	50,598
Units Issued	3,479	637	2,269
Units Redeemed	(15,690)	(1,491)	(1,630)
Accumulation Units outstanding at end of period	130,417	23,840	51,237

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street Small	Main Street Small
	Mid Cap	Cap Fund® -	Cap Fund® -
	Fund - Series I	Series I	Series II
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$10,327	$77,318	$5,203
Net realized gains (losses)	611,545	1,827,247	1,032,861
Change in unrealized gains (losses)	(1,089,958)	(4,537,055)	(2,402,763)
Increase (decrease) in net assets from operations	(468,086)	(2,632,490)	(1,364,699)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	176,594	850,620	209,511
Benefits	(9,909)	(20,677)	(73,851)
Payments on termination	(67,874)	(545,246)	(170,609)
Loans	2,954	8,910	(52,219)
Policy maintenance charge	(126,114)	(619,779)	(270,241)
Transfers among the sub-accounts and with the Fixed Account - net	(14,989)	(257,694)	(741,358)
Increase (decrease) in net assets from policy transactions	(39,338)	(583,866)	(1,098,767)
INCREASE (DECREASE) IN NET ASSETS	(507,424)	(3,216,356)	(2,463,466)
NET ASSETS AT BEGINNING OF PERIOD	3,304,178	16,793,888	8,639,081
NET ASSETS AT END OF PERIOD	$2,796,754	$13,577,532	$6,175,615
Accumulation Units outstanding at beginning of period	82,963	214,612	135,377
Units Issued	2,120	3,378	14,940
Units Redeemed	(3,181)	(11,947)	(34,573)
Accumulation Units outstanding at end of period	81,902	206,043	115,744

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Balanced Portfolio	Balanced Portfolio	Enterprise Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$399,230	$90,035	$(44,499)
Net realized gains (losses)	2,133,082	492,060	9,931,119
Change in unrealized gains (losses)	(10,205,852)	(2,371,705)	(20,299,222)
Increase (decrease) in net assets from operations	(7,673,540)	(1,789,610)	(10,412,602)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,944,709	546,551	1,565,308
Benefits	(303,891)	(23,844)	(322,461)
Payments on termination	(1,128,483)	(284,088)	(1,506,268)
Loans	(31,938)	(33,443)	10,836
Policy maintenance charge	(2,083,083)	(401,978)	(2,054,524)
Transfers among the sub-accounts and with the Fixed Account - net	(448,775)	(213,329)	(293,292)
Increase (decrease) in net assets from policy transactions	(2,051,461)	(410,131)	(2,600,401)
INCREASE (DECREASE) IN NET ASSETS	(9,725,001)	(2,199,741)	(13,013,003)
NET ASSETS AT BEGINNING OF PERIOD	46,790,379	10,875,324	64,851,094
NET ASSETS AT END OF PERIOD	$37,065,378	$8,675,583	$51,838,091
Accumulation Units outstanding at beginning of period	595,647	190,831	543,451
Units Issued	9,739	4,418	4,446
Units Redeemed	(34,098)	(12,679)	(28,616)
Accumulation Units outstanding at end of period	571,288	182,570	519,281

	Janus Henderson		Janus Henderson
	Flexible	Janus Henderson	Global Research
	Bond Portfolio	Forty Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$138,158	$16,683	$238,528
Net realized gains (losses)	61,525	1,638,326	4,295,982
Change in unrealized gains (losses)	(1,100,408)	(6,311,981)	(12,162,799)
Increase (decrease) in net assets from operations	(900,725)	(4,656,972)	(7,628,289)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	354,925	671,503	1,279,794
Benefits	(50,626)	(7,904)	(156,783)
Payments on termination	(195,164)	(266,765)	(928,664)
Loans	50,891	(13,715)	(65,313)
Policy maintenance charge	(333,831)	(461,765)	(1,503,809)
Transfers among the sub-accounts and with the Fixed Account - net	(26,707)	271,687	(109,219)
Increase (decrease) in net assets from policy transactions	(200,512)	193,041	(1,483,994)
INCREASE (DECREASE) IN NET ASSETS	(1,101,237)	(4,463,931)	(9,112,283)
NET ASSETS AT BEGINNING OF PERIOD	6,577,743	13,847,104	39,169,843
NET ASSETS AT END OF PERIOD	$5,476,506	$9,383,173	$30,057,560
Accumulation Units outstanding at beginning of period	199,103	173,142	737,283
Units Issued	6,398	11,719	4,205
Units Redeemed	(12,937)	(6,637)	(36,878)
Accumulation Units outstanding at end of period	192,564	178,224	704,610

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid Cap
	Portfolio	Technology Portfolio	Value Portfolio
	Service Shares	Institutional Shares	Institutional Shares
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$13,551	$—	$10,924
Net realized gains (losses)	214,006	318,438	66,492
Change in unrealized gains (losses)	(583,584)	(1,145,956)	(127,267)
Increase (decrease) in net assets from operations	(356,027)	(827,518)	(49,851)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,074	195,655	103,444
Benefits	(4,087)	(5,576)	—
Payments on termination	(30,076)	(27,791)	(19,143)
Loans	1,093	(1,256)	(306)
Policy maintenance charge	(54,964)	(112,729)	(64,080)
Transfers among the sub-accounts and with the Fixed Account - net	(47,007)	45,394	(43,771)
Increase (decrease) in net assets from policy transactions	(59,967)	93,697	(23,856)
INCREASE (DECREASE) IN NET ASSETS	(415,994)	(733,821)	(73,707)
NET ASSETS AT BEGINNING OF PERIOD	1,842,746	2,242,501	895,564
NET ASSETS AT END OF PERIOD	$1,426,752	$1,508,680	$821,857
Accumulation Units outstanding at beginning of period	36,595	25,851	31,364
Units Issued	1,158	3,317	1,035
Units Redeemed	(2,508)	(1,583)	(1,921)
Accumulation Units outstanding at end of period	35,245	27,585	30,478

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap	Overseas	Overseas
	Value Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$58,399	$22,344	$89,341
Net realized gains (losses)	420,103	10,193	(20,239)
Change in unrealized gains (losses)	(791,249)	(156,815)	(633,989)
Increase (decrease) in net assets from operations	(312,747)	(124,278)	(564,887)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	284,267	144,514	346,627
Benefits	(4,172)	—	(29,319)
Payments on termination	(144,857)	(49,809)	(141,903)
Loans	(4,339)	11,887	2,169
Policy maintenance charge	(200,463)	(77,950)	(261,129)
Transfers among the sub-accounts and with the Fixed Account - net	(151,065)	(77,054)	(196,119)
Increase (decrease) in net assets from policy transactions	(220,629)	(48,412)	(279,674)
INCREASE (DECREASE) IN NET ASSETS	(533,376)	(172,690)	(844,561)
NET ASSETS AT BEGINNING OF PERIOD	5,473,228	1,434,555	6,281,578
NET ASSETS AT END OF PERIOD	$4,939,852	$1,261,865	$5,437,017
Accumulation Units outstanding at beginning of period	126,634	109,441	496,143
Units Issued	1,113	6,232	21,145
Units Redeemed	(6,449)	(10,343)	(45,782)
Accumulation Units outstanding at end of period	121,298	105,330	471,506

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Lazard Retirement	Legg Mason
	Research	Emerging	ClearBridge Variable
	Portfolio	Markets	Large Cap Value
	Institutional Shares	Equity Portfolio	Portfolio Class I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$(65,376)	$41,916	$53,195
Net realized gains (losses)	7,665,325	4,694	229,462
Change in unrealized gains (losses)	(23,156,376)	(255,045)	(656,005)
Increase (decrease) in net assets from operations	(15,556,427)	(208,435)	(373,348)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,264,126	109,242	189,943
Benefits	(155,125)	(323)	(3,094)
Payments on termination	(1,421,502)	(59,943)	(84,584)
Loans	(32,288)	(7,333)	(14,699)
Policy maintenance charge	(1,726,151)	(62,419)	(189,209)
Transfers among the sub-accounts and with the Fixed Account - net	173,334	(8,878)	(795,238)
Increase (decrease) in net assets from policy transactions	(1,897,606)	(29,654)	(896,881)
INCREASE (DECREASE) IN NET ASSETS	(17,454,033)	(238,089)	(1,270,229)
NET ASSETS AT BEGINNING OF PERIOD	52,262,952	1,440,367	5,564,631
NET ASSETS AT END OF PERIOD	$34,808,919	$1,202,278	$4,294,402
Accumulation Units outstanding at beginning of period	628,267	22,427	125,505
Units Issued	5,423	1,325	20,852
Units Redeemed	(34,552)	(1,698)	(42,503)
Accumulation Units outstanding at end of period	599,138	22,054	103,854

	Legg Mason Western
	Assets Variable	MFS® High	MFS® Investors
	Global High Yield	Yield Portfolio	Trust
	Bond Portfolio Class I	Initial Class	Series Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$148,328	$78,768	$41,831
Net realized gains (losses)	(18,786)	(10,590)	956,888
Change in unrealized gains (losses)	(472,224)	(231,876)	(2,200,985)
Increase (decrease) in net assets from operations	(342,682)	(163,698)	(1,202,266)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	154,339	115,478	213,959
Benefits	(1,565)	(7,646)	(23,249)
Payments on termination	(64,407)	(26,504)	(189,177)
Loans	4,634	(1,493)	(3,434)
Policy maintenance charge	(100,040)	(77,546)	(276,627)
Transfers among the sub-accounts and with the Fixed Account - net	(9,324)	(29,541)	(67,757)
Increase (decrease) in net assets from policy transactions	(16,363)	(27,252)	(346,285)
INCREASE (DECREASE) IN NET ASSETS	(359,045)	(190,950)	(1,548,551)
NET ASSETS AT BEGINNING OF PERIOD	2,488,391	1,566,815	7,399,306
NET ASSETS AT END OF PERIOD	$2,129,346	$1,375,865	$5,850,755
Accumulation Units outstanding at beginning of period	88,780	104,098	131,481
Units Issued	2,763	2,932	1,114
Units Redeemed	(3,490)	(4,878)	(8,104)
Accumulation Units outstanding at end of period	88,053	102,152	124,491
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Mass
	Investors Growth	MFS® New	MFS® Total
	Stock Portfolio	Discovery	Return
	Initial Class	Series Initial Class	Series Initial Class
	2022	2022	2022
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,765	$—	$224,919
Net realized gains (losses)	239,585	3,742,222	1,215,109
Change in unrealized gains (losses)	(624,172)	(8,599,325)	(2,828,501)
Increase (decrease) in net assets from operations	(382,822)	(4,857,103)	(1,388,473)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	70,425	488,609	594,858
Benefits	(888)	(37,897)	(85,687)
Payments on termination	(52,682)	(365,113)	(241,078)
Loans	(781)	16,563	(22,615)
Policy maintenance charge	(67,445)	(475,443)	(575,727)
Transfers among the sub-accounts and with the Fixed Account - net	13,417	470,328	(162,623)
Increase (decrease) in net assets from policy transactions	(37,954)	97,047	(492,872)
INCREASE (DECREASE) IN NET ASSETS	(420,776)	(4,760,056)	(1,881,345)
NET ASSETS AT BEGINNING OF PERIOD	2,009,285	16,236,541	14,580,563
NET ASSETS AT END OF PERIOD	$1,588,509	$11,476,485	$12,699,218
Accumulation Units outstanding at beginning of period	68,696	136,916	301,767
Units Issued	1,540	4,944	2,524
Units Redeemed	(2,972)	(4,084)	(13,607)
Accumulation Units outstanding at end of period	67,264	137,776	290,684

			MFS® VIT
	MFS® Utilities	MFS® Value	Growth Series
	Series Initial Class	Series Initial Class	Initial Class
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$85,349	$38,860	$—
Net realized gains (losses)	180,491	214,472	1,459,537
Change in unrealized gains (losses)	(232,036)	(438,131)	(6,137,617)
Increase (decrease) in net assets from operations	33,804	(184,799)	(4,678,080)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	224,432	120,077	499,264
Benefits	(11,027)	—	(52,543)
Payments on termination	(89,553)	(58,959)	(174,773)
Loans	4,046	2,339	(1,343)
Policy maintenance charge	(166,509)	(114,585)	(416,624)
Transfers among the sub-accounts and with the Fixed Account - net	117,488	(86,234)	(71,774)
Increase (decrease) in net assets from policy transactions	78,877	(137,362)	(217,793)
INCREASE (DECREASE) IN NET ASSETS	112,681	(322,161)	(4,895,873)
NET ASSETS AT BEGINNING OF PERIOD	3,477,028	3,087,685	14,813,571
NET ASSETS AT END OF PERIOD	$3,589,709	$2,765,524	$9,917,698
Accumulation Units outstanding at beginning of period	37,511	60,462	164,669
Units Issued	2,919	1,118	5,014
Units Redeemed	(1,993)	(4,027)	(8,423)
Accumulation Units outstanding at end of period	38,437	57,553	161,260
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® VIT		Morgan Stanley
	New Discovery	MFS® VIT	VIF Emerging
	Series	Research Series	Markets Equity
	Service Class	Initial Class	Portfolio Class I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,190)	$26,736	$2,264
Net realized gains (losses)	235,357	779,735	52,733
Change in unrealized gains (losses)	(533,438)	(1,893,255)	(216,892)
Increase (decrease) in net assets from operations	(303,271)	(1,086,784)	(161,895)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	28,459	112,894	48,712
Benefits	(2,520)	(134)	—
Payments on termination	(22,107)	(261,526)	(10,538)
Loans	(25,554)	1,207	(10,375)
Policy maintenance charge	(40,349)	(140,482)	(27,254)
Transfers among the sub-accounts and with the Fixed Account - net	34,977	(37,936)	12,417
Increase (decrease) in net assets from policy transactions	(27,094)	(325,977)	12,962
INCREASE (DECREASE) IN NET ASSETS	(330,365)	(1,412,761)	(148,933)
NET ASSETS AT BEGINNING OF PERIOD	998,832	6,398,855	645,421
NET ASSETS AT END OF PERIOD	$668,467	$4,986,094	$496,488
Accumulation Units outstanding at beginning of period	16,908	102,243	49,893
Units Issued	1,181	1,354	5,467
Units Redeemed	(1,811)	(7,365)	(4,130)
Accumulation Units outstanding at end of period	16,278	96,232	51,230

			Morningstar
	Morgan Stanley	VIF U.S.	Aggressive Growth
	VIF Growth	Real Estate	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,163)	$74,551	$213,215
Net realized gains (losses)	2,237,339	1,357,522	551,008
Change in unrealized gains (losses)	(7,654,432)	(3,389,704)	(2,485,972)
Increase (decrease) in net assets from operations	(5,424,256)	(1,957,631)	(1,721,749)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	245,619	410,661	1,870,023
Benefits	(4,952)	(5,654)	(34,473)
Payments on termination	(220,822)	(251,103)	(429,098)
Loans	(11,973)	6,398	(381,768)
Policy maintenance charge	(215,148)	(279,884)	(1,031,532)
Transfers among the sub-accounts and with the Fixed Account - net	306,739	(71,659)	196,794
Increase (decrease) in net assets from policy transactions	99,463	(191,241)	189,946
INCREASE (DECREASE) IN NET ASSETS	(5,324,793)	(2,148,872)	(1,531,803)
NET ASSETS AT BEGINNING OF PERIOD	8,916,320	7,418,678	13,387,391
NET ASSETS AT END OF PERIOD	$3,591,527	$5,269,806	$11,855,588
Accumulation Units outstanding at beginning of period	68,580	119,704	523,079
Units Issued	7,297	4,020	44,378
Units Redeemed	(6,377)	(7,158)	(35,094)
Accumulation Units outstanding at end of period	69,500	116,566	532,363
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$230,445	$19,560	$369,501
Net realized gains (losses)	518,837	26,828	907,990
Change in unrealized gains (losses)	(2,381,244)	(199,946)	(4,235,470)
Increase (decrease) in net assets from operations	(1,631,962)	(153,558)	(2,957,979)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,638,567	151,516	2,791,801
Benefits	(25,629)	(25,569)	—
Payments on termination	(543,702)	(74,678)	(1,367,160)
Loans	(245,878)	(9,430)	(178,943)
Policy maintenance charge	(1,175,729)	(147,793)	(1,707,561)
Transfers among the sub-accounts and with the Fixed Account - net	331,412	1,606	(280,215)
Increase (decrease) in net assets from policy transactions	(20,959)	(104,348)	(742,078)
INCREASE (DECREASE) IN NET ASSETS	(1,652,921)	(257,906)	(3,700,057)
NET ASSETS AT BEGINNING OF PERIOD	12,782,527	1,350,828	22,991,440
NET ASSETS AT END OF PERIOD	$11,129,606	$1,092,922	$19,291,383
Accumulation Units outstanding at beginning of period	570,890	80,541	933,857
Units Issued	44,862	5,059	51,073
Units Redeemed	(47,008)	(11,851)	(79,243)
Accumulation Units outstanding at end of period	568,744	73,749	905,687

	Morningstar Income	PIMCO VIT
	and Growth ETF	Int. Bond	PIMCO VIT Real
	Asset Allocation	U.S. Dollar-Hedged	Return Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$52,856	$41,000	$286,797
Net realized gains (losses)	95,294	(14,746)	(14,991)
Change in unrealized gains (losses)	(489,988)	(349,006)	(801,089)
Increase (decrease) in net assets from operations	(341,838)	(322,752)	(529,283)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	341,412	197,115	272,034
Benefits	(4,876)	(23,495)	(254)
Payments on termination	(77,835)	(37,467)	(134,511)
Loans	1,354	20,911	(16,977)
Policy maintenance charge	(296,223)	(193,385)	(188,142)
Transfers among the sub-accounts and with the Fixed Account - net	(15,902)	(112,580)	(155,334)
Increase (decrease) in net assets from policy transactions	(52,070)	(148,901)	(223,184)
INCREASE (DECREASE) IN NET ASSETS	(393,908)	(471,653)	(752,467)
NET ASSETS AT BEGINNING OF PERIOD	2,769,229	3,206,454	4,546,055
NET ASSETS AT END OF PERIOD	$2,375,321	$2,734,801	$3,793,588
Accumulation Units outstanding at beginning of period	140,802	126,787	205,316
Units Issued	9,950	5,082	4,611
Units Redeemed	(12,604)	(11,721)	(15,444)
Accumulation Units outstanding at end of period	138,148	120,148	194,483
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$333,048	$61,857	$11,000
Net realized gains (losses)	(140,206)	(14,959)	17,420
Change in unrealized gains (losses)	(2,321,138)	(191,206)	(63,620)
Increase (decrease) in net assets from operations	(2,128,296)	(144,308)	(35,200)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	787,848	56,068	28,222
Benefits	(89,293)	(339)	(4,562)
Payments on termination	(343,443)	(54,041)	(5,751)
Loans	(85,448)	(3,300)	(1,917)
Policy maintenance charge	(738,105)	(52,367)	(17,189)
Transfers among the sub-accounts and with the Fixed Account - net	(233,048)	(1,467)	(13,849)
Increase (decrease) in net assets from policy transactions	(701,489)	(55,446)	(15,046)
INCREASE (DECREASE) IN NET ASSETS	(2,829,785)	(199,754)	(50,246)
NET ASSETS AT BEGINNING OF PERIOD	15,047,387	1,265,002	567,123
NET ASSETS AT END OF PERIOD	$12,217,602	$1,065,248	$516,877
Accumulation Units outstanding at beginning of period	600,427	32,550	15,521
Units Issued	14,747	881	1,114
Units Redeemed	(46,033)	(2,504)	(1,474)
Accumulation Units outstanding at end of period	569,141	30,927	15,161

	Putnam	T. Rowe Price
	VT International	All-Cap	T. Rowe Price
	Value Fund	Opportunities	Blue Chip Growth
	Class IB	Portfolio - I	Portfolio I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44,376	$—	$—
Net realized gains (losses)	67,914	285,465	434,480
Change in unrealized gains (losses)	(297,947)	(1,555,456)	(4,063,805)
Increase (decrease) in net assets from operations	(185,657)	(1,269,991)	(3,629,325)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	67,079	121,367	310,298
Benefits	(493)	—	(7,362)
Payments on termination	(105,249)	(116,476)	(191,729)
Loans	(4,302)	692	(5,610)
Policy maintenance charge	(87,910)	(154,947)	(242,367)
Transfers among the sub-accounts and with the Fixed Account - net	(1,590)	(3,749)	224,379
Increase (decrease) in net assets from policy transactions	(132,465)	(153,113)	87,609
INCREASE (DECREASE) IN NET ASSETS	(318,122)	(1,423,104)	(3,541,716)
NET ASSETS AT BEGINNING OF PERIOD	2,682,549	5,989,718	9,409,387
NET ASSETS AT END OF PERIOD	$2,364,427	$4,566,614	$5,867,671
Accumulation Units outstanding at beginning of period	104,451	66,194	117,434
Units Issued	5,464	1,399	6,029
Units Redeemed	(10,932)	(3,296)	(4,383)
Accumulation Units outstanding at end of period	98,983	64,297	119,080
See notes to financial statements.

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Equity Income	International	Mid-Cap
	Portfolio I	Stock I	Growth I
	2022	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$583,347	$28,928	$—
Net realized gains (losses)	1,941,831	35,644	503,252
Change in unrealized gains (losses)	(3,605,718)	(793,641)	(4,281,706)
Increase (decrease) in net assets from operations	(1,080,540)	(729,069)	(3,778,454)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,382,837	210,134	361,899
Benefits	(73,230)	(6,089)	(51,819)
Payments on termination	(869,350)	(261,988)	(489,862)
Loans	24,960	17,014	32,124
Policy maintenance charge	(1,249,268)	(232,721)	(477,439)
Transfers among the sub-accounts and with the Fixed Account - net	(1,166,554)	(183,050)	(521,646)
Increase (decrease) in net assets from policy transactions	(1,950,605)	(456,700)	(1,146,743)
INCREASE (DECREASE) IN NET ASSETS	(3,031,145)	(1,185,769)	(4,925,197)
NET ASSETS AT BEGINNING OF PERIOD	33,354,359	4,756,797	16,984,094
NET ASSETS AT END OF PERIOD	$30,323,214	$3,571,028	$12,058,897
Accumulation Units outstanding at beginning of period	578,064	158,915	119,187
Units Issued	2,440	15,314	6,695
Units Redeemed	(36,803)	(32,518)	(16,577)
Accumulation Units outstanding at end of period	543,701	141,711	109,305

	VanEck VIP	VanEck VIP
	Emerging Markets	Global Resources
	Fund Initial Class	Fund Initial Class
	2022	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,342	$72,740
Net realized gains (losses)	771,335	24,242
Change in unrealized gains (losses)	(1,977,611)	263,202
Increase (decrease) in net assets from operations	(1,194,934)	360,184
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	342,807	303,078
Benefits	(2,864)	(8,890)
Payments on termination	(70,533)	(122,654)
Loans	20,720	30,178
Policy maintenance charge	(186,299)	(194,027)
Transfers among the sub-accounts and with the Fixed Account - net	220,299	(286,556)
Increase (decrease) in net assets from policy transactions	324,130	(278,871)
INCREASE (DECREASE) IN NET ASSETS	(870,804)	81,313
NET ASSETS AT BEGINNING OF PERIOD	4,897,438	4,144,645
NET ASSETS AT END OF PERIOD	$4,026,634	$4,225,958
Accumulation Units outstanding at beginning of period	110,343	132,104
Units Issued	12,092	3,292
Units Redeemed	(2,473)	(11,131)
Accumulation Units outstanding at end of period	119,962	124,265

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Lincoln Benefit Life Variable Life Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2014, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company ("ALIC"), whereby ALIC agreed to be responsible for servicing the individual variable life contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
Lincoln Benefit issued six life insurance products: the Investor’s Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the Policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Discovery Value Portfolio - Class A*	Fidelity® VIP Asset Manager Portfolio Initial Class
AB VPS International Value Class A	Fidelity® VIP ContrafundSM Portfolio Initial Class
AB VPS Relative Value Portfolio - Class A*	Fidelity® VIP Emerging Markets Portfolio Initial Class
AB VPS Small Cap Growth Class A	Fidelity® VIP Equity-Income PortfolioSM Initial Class
AB VPS Sustainable International Thematic Portfolio - Class A	Fidelity® VIP Government Money Market Portfolio Initial Class
Alger Balanced Class I-2	Fidelity® VIP Growth & Income Portfolio Initial Class
Alger Capital Appreciation Class I-2	Fidelity® VIP Growth Portfolio Initial Class
Alger Income & Growth Class I-2	Fidelity® VIP High Income Portfolio Initial Class
Alger Large Cap Growth Class I-2	Fidelity® VIP Index 500 Portfolio Initial Class
Alger MidCap Growth Class I-2	Fidelity® VIP Index 500 Portfolio Service Class
Alger SmallCap Growth Class I-2	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Allspring VT Discovery SMID Cap Growth Fund*	Fidelity® VIP Mid Cap Portfolio Initial Class
Allspring VT Opportunity FundSM	Fidelity® VIP Overseas Portfolio Initial Class
DWS Core Equity VIP Class A	Fidelity® VIP Real Estate Portfolio Initial Class
DWS CROCI® International VIP Class A	Fidelity® VIP Value Strategies Portfolio Initial Class
DWS Equity 500 Index VIP Class A	Franklin Templeton Global Bond VIP Fund Class 1
DWS Global Income Builder VIP Class A II	Franklin Templeton Income VIP Fund Class 1
DWS Global Small Cap VIP Class A	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
DWS Small Cap Index VIP Class A	Franklin Templeton Mutual Shares VIP Fund Class 1
Federated Hermes Fund for U.S. Government Securities II	Franklin Templeton Small Cap Value VIP Fund Class 1
Federated Hermes High Income Bond Fund II Class P	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Federated Hermes Managed Volatility Fund II Class P	Franklin Templeton Strategic Income VIP Fund Class 1

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Securities VIP Fund Class 1	Lazard Retirement Emerging Markets Equity Portfolio
Guggenheim VT U.S. Long Short Equity Fund	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Invesco Oppenheimer VI International Growth Fund Series I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
Invesco Oppenheimer VI International Growth Fund Series II	MFS® High Yield Portfolio Initial Class
Invesco V.I. American Franchise	MFS® Investors Trust Series Initial Class
Invesco V.I. American Value	MFS® Mass Investors Growth Stock Portfolio Initial Class
Invesco V.I. Conservative Balance Fund - Series I	MFS® New Discovery Series Initial Class
Invesco V.I. Core Equity	MFS® Total Return Series Initial Class
Invesco V.I. Core Plus Bond Fund - Series I	MFS® Utilities Series Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	MFS® Value Series Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	MFS® VIT Growth Series Initial Class
Invesco V.I. Global Fund - Series I	MFS® VIT New Discovery Series Service Class
Invesco V.I. Global Fund - Series II	MFS® VIT Research Series Initial Class
Invesco V.I. Global Strategic Income - Fund Series I	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Invesco V.I. Government Securities	Morgan Stanley VIF Growth Portfolio Class I
Invesco V.I. Growth and Income Fund Series I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Invesco V.I. Growth and Income Fund Series II	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. High Yield	Morningstar Balanced ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Fund® - Series I	Morningstar Conservative ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Mid Cap Fund - Series I	Morningstar Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Small Cap Fund® - Series I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
Invesco V.I. Main Street Small Cap Fund® - Series II	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
Janus Henderson Balanced Portfolio Institutional Shares	PIMCO VIT Real Return Portfolio Admin. Shares
Janus Henderson Balanced Portfolio Service Shares	PIMCO VIT Total Return Portfolio Admin. Shares
Janus Henderson Enterprise Portfolio Institutional Shares	Putnam VT High Yield Fund Class IA
Janus Henderson Flexible Bond Portfolio Institutional Shares	Putnam VT International Value Fund Class IA
Janus Henderson Forty Portfolio Institutional Shares	Putnam VT International Value Fund Class IB
Janus Henderson Global Research Portfolio Institutional Shares	T. Rowe Price All-Cap Opportunities Portfolio - I
Janus Henderson Global Research Portfolio Service Shares	T. Rowe Price Blue Chip Growth Portfolio I
Janus Henderson Global Technology Portfolio Institutional Shares	T. Rowe Price Equity Income Portfolio I
Janus Henderson Mid Cap Value Portfolio Institutional Shares	T. Rowe Price International Stock I
Janus Henderson Mid Cap Value Portfolio Service Shares	T. Rowe Price Mid-Cap Growth I
Janus Henderson Overseas Portfolio Institutional Shares	VanEck VIP Emerging Markets Fund Initial Class
Janus Henderson Overseas Portfolio Service Shares	VanEck VIP Global Resources Fund Initial Class
Janus Henderson Research Portfolio Institutional Shares
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2023.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent Event - Subsequent events were evaluated through March XX, 2024.
2. Portfolio changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2023 and the year ended December 31, 2022:

New fund name	Old fund name
AB VPS Discovery Value Portfolio - Class A	AB VPS Small/Mid Cap Value Class A
AB VPS Relative Value Portfolio - Class A	AB VPS Growth and Income Class A
Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Discovery Fund
The following sub-account opened during the year ended December 31, 2022:
•Invesco V.I. Core Plus Bond Fund - Series I commenced operation on April 29, 2022
Below listed is the sub-account (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date.
Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes.
The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from	Merged to
April 29, 2022	Invesco V.I. Core Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series I
    3.    Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

on a weighted average basis, and realized gains distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2023. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active;
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

5.    Expenses
Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 12 years depending upon the policy, and varies based upon several variables including the policyholder’s age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets.
Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

Product	Cost of insurance	Administrative expense charge (per $1,000 initial face amount)	Policy fee	Mortality and expense risk charge (as a % of total monthly sub-account value)
Investor’s Select	Varies	Years 1 - 12: .20% of policy value; 0% thereafter (deducted annually)	$5,000	Annual rate 0.70% (deducted daily)
Consultant SL	Varies	Years 1 - 7: $1.44; $0 thereafter	$7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant	Varies	N/A	$7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant Protector	Varies	Annual rate: Years 1 - 20: 0.3504%; 0.1992% thereafter	$10,000	Annual rate years 1 - 14: 0.55%; 0.15% thereafter
Consultant Accumulator	Varies	Minimum $0.25 Maximum $2.50	$10,000	Annual rate years 1-10: 0.55%; 0.15% thereafter
Total Accumulator	Varies	$0.09 per $1,000 on the first $100,000	$15,000	Monthly rate years 1-10: 0.058%; 0.024% thereafter
Cost of Insurance - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s death benefit amount and account value. The cost of insurance is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Administrative Expense Charge - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Policy Fee - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor’s Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and are included in policy maintenance charge reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6.    Purchases of Investments
The cost of investments purchased during the year ended December 31, 2023 was as follows:

Sub-Account	Purchases
AB VPS Discovery Value Portfolio - Class A*	$137,889
AB VPS International Value Class A	21,021
AB VPS Relative Value Portfolio - Class A*	140,776
AB VPS Small Cap Growth Class A	116,333
AB VPS Sustainable International Thematic Portfolio - Class A	77,709
Alger Balanced Class I-2	61,286
Alger Capital Appreciation Class I-2	605,765
Alger Income & Growth Class I-2	427,227
Alger Large Cap Growth Class I-2	235,776
Alger MidCap Growth Class I-2	463,593
Alger SmallCap Growth Class I-2	240,510
Allspring VT Discovery SMID Cap Growth Fund*	109,258
Allspring VT Opportunity FundSM	893,457
DWS Core Equity VIP Class A	232,041
DWS CROCI® International VIP Class A	105,479
DWS Equity 500 Index VIP Class A	407,374
DWS Global Income Builder VIP Class A II	221,398
DWS Global Small Cap VIP Class A	205,185
DWS Small Cap Index VIP Class A	111,934
Federated Hermes Fund for U.S. Government Securities II	476,404
Federated Hermes High Income Bond Fund II Class P	522,870
Federated Hermes Managed Volatility Fund II Class P	140,500
Fidelity® VIP Asset Manager Portfolio Initial Class	644,507
Fidelity® VIP ContrafundSM Portfolio Initial Class	5,097,790
Fidelity® VIP Emerging Markets Portfolio Initial Class	164,812
Fidelity® VIP Equity-Income PortfolioSM Initial Class	2,971,038
Fidelity® VIP Government Money Market Portfolio Initial Class	3,865,636
Fidelity® VIP Growth & Income Portfolio Initial Class	169,807
Fidelity® VIP Growth Portfolio Initial Class	4,893,018
Fidelity® VIP High Income Portfolio Initial Class	118,898
Fidelity® VIP Index 500 Portfolio Initial Class	3,286,918
Fidelity® VIP Index 500 Portfolio Service Class	1,286,389
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	886,123
Fidelity® VIP Mid Cap Portfolio Initial Class	438,651
Fidelity® VIP Overseas Portfolio Initial Class	524,554
Fidelity® VIP Real Estate Portfolio Initial Class	463,298
Fidelity® VIP Value Strategies Portfolio Initial Class	85,119
Franklin Templeton Global Bond VIP Fund Class 1	125,394
Franklin Templeton Income VIP Fund Class 1	208,629
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	204,028
Franklin Templeton Mutual Shares VIP Fund Class 1	105,747

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Small Cap Value VIP Fund Class 1	$206,080
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	101,738
Franklin Templeton Strategic Income VIP Fund Class 1	90,915
Franklin Templeton U.S. Government Securities VIP Fund Class 1	67,882
Guggenheim VT U.S. Long Short Equity Fund	43,387
Invesco Oppenheimer VI International Growth Fund Series I	104,489
Invesco Oppenheimer VI International Growth Fund Series II	274,914
Invesco V.I. American Franchise	145,216
Invesco V.I. American Value	4,260,077
Invesco V.I. Conservative Balance Fund - Series I	50,893
Invesco V.I. Core Equity	37,135
Invesco V.I. Core Plus Bond Fund - Series I	46,122
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	193,154
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	136,864
Invesco V.I. Global Fund - Series I	231,431
Invesco V.I. Global Fund - Series II	1,631,362
Invesco V.I. Global Strategic Income - Fund Series I	34,313
Invesco V.I. Government Securities	195,739
Invesco V.I. Growth and Income Fund Series I	1,375,958
Invesco V.I. Growth and Income Fund Series II	888,774
Invesco V.I. High Yield	31,074
Invesco V.I. Main Street Fund® - Series I	112,254
Invesco V.I. Main Street Mid Cap Fund - Series I	89,432
Invesco V.I. Main Street Small Cap Fund® - Series I	495,477
Invesco V.I. Main Street Small Cap Fund® - Series II	930,916
Janus Henderson Balanced Portfolio Institutional Shares	1,738,916
Janus Henderson Balanced Portfolio Service Shares	475,750
Janus Henderson Enterprise Portfolio Institutional Shares	4,651,938
Janus Henderson Flexible Bond Portfolio Institutional Shares	550,125
Janus Henderson Forty Portfolio Institutional Shares	596,475
Janus Henderson Global Research Portfolio Institutional Shares	1,418,934
Janus Henderson Global Research Portfolio Service Shares	79,535
Janus Henderson Global Technology Portfolio Institutional Shares	187,990
Janus Henderson Mid Cap Value Portfolio Institutional Shares	86,240
Janus Henderson Mid Cap Value Portfolio Service Shares	318,049
Janus Henderson Overseas Portfolio Institutional Shares	97,348
Janus Henderson Overseas Portfolio Service Shares	324,158
Janus Henderson Research Portfolio Institutional Shares	526,062
Lazard Retirement Emerging Markets Equity Portfolio	110,683
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	1,126,260
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	213,640
MFS® High Yield Portfolio Initial Class	137,358
MFS® Investors Trust Series Initial Class	472,048
MFS® Mass Investors Growth Stock Portfolio Initial Class	131,379
MFS® New Discovery Series Initial Class	221,018

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

MFS® Total Return Series Initial Class	$1,017,436
MFS® Utilities Series Initial Class	541,167
MFS® Value Series Initial Class	339,913
MFS® VIT Growth Series Initial Class	1,070,640
MFS® VIT New Discovery Series Service Class	25,908
MFS® VIT Research Series Initial Class	356,299
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	59,911
Morgan Stanley VIF Growth Portfolio Class I	438,839
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	346,012
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	1,153,772
Morningstar Balanced ETF Asset Allocation Portfolio Class I	1,182,634
Morningstar Conservative ETF Asset Allocation Portfolio Class I	117,060
Morningstar Growth ETF Asset Allocation Portfolio Class I	1,770,943
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	234,962
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	313,148
PIMCO VIT Real Return Portfolio Admin. Shares	326,292
PIMCO VIT Total Return Portfolio Admin. Shares	1,045,142
Putnam VT High Yield Fund Class IA	86,834
Putnam VT International Value Fund Class IA	27,002
Putnam VT International Value Fund Class IB	322,483
T. Rowe Price All-Cap Opportunities Portfolio - I	540,277
T. Rowe Price Blue Chip Growth Portfolio I	201,659
T. Rowe Price Equity Income Portfolio I	2,386,857
T. Rowe Price International Stock I	414,386
T. Rowe Price Mid-Cap Growth I	1,512,604
VanEck VIP Emerging Markets Fund Initial Class	334,966
VanEck VIP Global Resources Fund Initial Class	356,177
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2023.
7. Financial Highlights
    Lincoln Benefit offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each policy option of the sub-accounts that had outstanding units during the period. Only rider options within each sub-account that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

    Items in the following table are notated as follows:
*Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**Expense Ratio - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
AB VPS Discovery Value Portfolio - Class A
2023	27	$35.31	-	$35.31	$968	1.07%	0.00 - 0.00%	17.18	-	17.18%
2022	28	30.14	-	30.14	840	1.10	0.00 - 0.00	(15.63)	-	(15.63)
2021	29	35.72	-	35.72	1,021	0.78	0.00 - 0.00	35.95	-	35.95
2020	32	26.27	-	26.27	853	1.09	0.00 - 0.00	3.37	-	3.37
2019	28	25.42	-	25.42	723	0.60	0.00 - 0.00	20.10	-	20.10
AB VPS International Value Class A
2023	33	9.48	-	9.48	313	0.8	0.00 - 0.00	15.15	-	15.15
2022	35	8.23	-	8.23	287	4.73	0.00 - 0.00	(13.61)	-	(13.61)
2021	33	9.53	-	9.53	314	2.06	0.00 - 0.00	11.08	-	11.08
2020	33	8.58	-	8.58	280	2.05	0.00 - 0.00	2.47	-	2.47
2019	28	8.37	-	8.37	238	0.94	0.00 - 0.00	17.14	-	17.14
AB VPS Relative Value Portfolio - Class A
2023	23	36.18	-	36.18	822	1.54	0.00 - 0.00	12.03	-	12.03
2022	24	32.30	-	32.30	780	1.40	0.00 - 0.00	(4.19)	-	(4.19)
2021	25	33.71	-	33.71	853	0.81	0.00 - 0.00	28.16	-	28.16
2020	27	26.31	-	26.31	712	1.62	0.00 - 0.00	2.72	-	2.72
2019	25	25.61	-	25.61	641	1.23	0.00 - 0.00	23.91	-	23.91

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	AB VPS Small Cap Growth Class A
2023	32	$46.91	-	$46.91	$1,510	—%	0.00 - 0.00%	18.02	-	18.02%
2022	31	39.75	-	39.75	1,219	—	0.00 - 0.00	(39.09)	-	(39.09)
2021	28	65.26	-	65.26	1,825	—	0.00 - 0.00	9.46	-	9.46
2020	29	59.63	-	59.63	1,723	—	0.00 - 0.00	53.98	-	53.98
2019	28	38.72	-	38.72	1,092	—	0.00 - 0.00	36.40	-	36.40
	AB VPS Sustainable International Thematic Portfolio - Class A
2023	46	13.49	-	13.49	622	—	0.00 - 0.00	12.63	-	12.63
2022	45	11.98	-	11.98	537	—	0.00 - 0.00	(27.61)	-	(27.61)
2021	45	16.55	-	16.55	749	—	0.00 - 0.00	8.25	-	8.25
2020	44	15.29	-	15.29	673	1.37	0.00 - 0.00	29.94	-	29.94
2019	45	11.77	-	11.77	528	0.58	0.00 - 0.00	27.53	-	27.53
	Alger Balanced Class I-2
2023	25	27.30	-	27.30	677	1.49	0.00 - 0.00	17.43	-	17.43
2022	25	23.25	-	23.25	587	1.17	0.00 - 0.00	(11.31)	-	(11.31)
2021	27	26.21	-	26.21	710	0.85	0.00 - 0.00	19.12	-	19.12
2020	26	22.00	-	22.00	580	1.33	0.00 - 0.00	10.23	-	10.23
2019	25	19.96	-	19.96	491	1.61	0.00 - 0.00	19.50	-	19.50
	Alger Capital Appreciation Class I-2
2023	407	54.69	-	124.85	40,806	—	0.00 - 0.00	43.13	-	43.13
2022	429	38.21	-	87.23	30,109	—	0.00 - 0.00	(36.52)	-	(36.52)
2021	423	60.19	-	137.42	47,552	—	0.00 - 0.00	19.13	-	19.13
2020	439	50.53	-	115.36	41,696	—	0.00 - 0.00	41.75	-	41.75
2019	471	35.65	-	81.38	31,731	—	0.00 - 0.00	33.58	-	33.58
	Alger Income & Growth Class I-2
2023	115	69.87	-	69.87	8,055	1.39	0.00 - 0.00	23.93	-	23.93
2022	125	56.38	-	56.38	7,056	1.41	0.00 - 0.00	(14.98)	-	(14.98)
2021	133	66.32	-	66.32	8,842	1.15	0.00 - 0.00	31.66	-	31.66
2020	145	50.37	-	50.37	7,321	1.40	0.00 - 0.00	14.88	-	14.88
2019	156	43.84	-	43.84	6,835	1.61	0.00 - 0.00	29.47	-	29.47
	Alger Large Cap Growth Class I-2
2023	311	41.07	-	61.69	18,577	—	0.00 - 0.00	32.67	-	32.67
2022	329	30.96	-	46.50	14,789	—	0.00 - 0.00	(38.65)	-	(38.65)
2021	337	50.47	-	75.80	24,747	—	0.00 - 0.00	11.84	-	11.84
2020	358	45.12	-	67.78	23,586	0.18	0.00 - 0.00	67.03	-	67.03
2019	388	27.02	-	40.58	15,287	—	0.00 - 0.00	27.43	-	27.43
	Alger MidCap Growth Class I-2
2023	526	28.61	-	72.77	34,491	—	0.00 - 0.00	23.17	-	23.17
2022	545	23.23	-	59.08	29,115	—	0.00 - 0.00	(36.07)	-	(36.07)
2021	530	36.33	-	92.42	44,726	—	0.00 - 0.00	4.20	-	4.20
2020	556	34.87	-	88.69	45,240	—	0.00 - 0.00	64.63	-	64.63
2019	602	21.18	-	53.87	29,813	—	0.00 - 0.00	30.26	-	30.26

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Alger SmallCap Growth Class I-2
2023	162	$47.36	-	$47.36	$7,674	—%	0.00 - 0.00%	16.49	-	16.49%
2022	164	40.65	-	40.65	6,671	—	0.00 - 0.00	(38.01)	-	(38.01)
2021	162	65.58	-	65.58	10,594	—	0.00 - 0.00	(6.06)	-	(6.06)
2020	171	69.81	-	69.81	11,960	1.07	0.00 - 0.00	67.15	-	67.15
2019	187	41.77	-	41.77	7,817	—	0.00 - 0.00	29.34	-	29.34
	Allspring VT Discovery SMID Cap Growth Fund
2023	114	59.87	-	59.87	6,804	—	0.00 - 0.00	20.14	-	20.14
2022	118	49.83	-	49.83	5,901	—	0.00 - 0.00	(37.85)	-	(37.85)
2021	118	80.18	-	80.18	9,446	—	0.00 - 0.00	(5.04)	-	(5.04)
2020	126	84.44	-	84.44	10,659	—	0.00 - 0.00	62.65	-	62.65
2019	135	51.91	-	51.91	7,006	—	0.00 - 0.00	39.02	-	39.02
	Allspring VT Opportunity FundSM
2023	183	55.62	-	55.62	10,192	—	0.00 - 0.00	26.50	-	26.50
2022	195	43.97	-	43.97	8,562	—	0.00 - 0.00	(20.81)	-	(20.81)
2021	201	55.52	-	55.52	11,178	0.04	0.00 - 0.00	24.78	-	24.78
2020	221	44.50	-	44.50	9,814	0.44	0.00 - 0.00	21.00	-	21.00
2019	233	36.77	-	36.77	8,550	0.28	0.00 - 0.00	31.46	-	31.46
	DWS Core Equity VIP Class A
2023	53	57.29	-	57.29	3,010	0.95	0.00 - 0.00	25.57	-	25.57
2022	58	45.62	-	45.62	2,655	0.80	0.00 - 0.00	(15.53)	-	(15.53)
2021	60	54.01	-	54.01	3,251	0.76	0.00 - 0.00	25.30	-	25.30
2020	63	43.10	-	43.10	2,702	1.35	0.00 - 0.00	16.13	-	16.13
2019	65	37.12	-	37.12	2,412	1.09	0.00 - 0.00	30.30	-	30.30
	DWS CROCI® International VIP Class A
2023	98	18.66	-	18.66	1,834	3.28	0.00 - 0.00	18.95	-	18.95
2022	100	15.69	-	15.69	1,573	3.18	0.00 - 0.00	(13.19)	-	(13.19)
2021	103	18.07	-	18.07	1,867	2.39	0.00 - 0.00	9.24	-	9.24
2020	100	16.54	-	16.54	1,651	3.46	0.00 - 0.00	2.61	-	2.61
2019	100	16.12	-	16.12	1,616	2.92	0.00 - 0.00	21.77	-	21.77
	DWS Equity 500 Index VIP Class A
2023	72	82.19	-	82.19	5,953	1.37	0.00 - 0.00	26.00	-	26.00
2022	77	65.23	-	65.23	5,030	1.25	0.00 - 0.00	(18.34)	-	(18.34)
2021	79	79.88	-	79.88	6,346	1.43	0.00 - 0.00	28.40	-	28.40
2020	81	62.21	-	62.21	5,019	1.66	0.00 - 0.00	18.10	-	18.10
2019	81	52.68	-	52.68	4,246	1.96	0.00 - 0.00	31.19	-	31.19
	DWS Global Income Builder VIP Class A II
2023	151	23.30	-	26.56	3,970	3.16	0.00 - 0.70	14.09	-	14.89
2022	155	20.43	-	23.11	3,568	2.94	0.00 - 0.70	(15.57)	-	(14.98)
2021	163	24.19	-	27.19	4,397	2.33	0.00 - 0.70	10.18	-	10.96
2020	169	21.96	-	24.50	4,109	3.12	0.00 - 0.70	7.52	-	8.28
2019	175	20.42	-	22.63	3,934	3.80	0.00 - 0.70	19.33	-	20.16

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	DWS Global Small Cap VIP Class A
2023	79	$57.51	-	$57.51	$4,520	0.88%	0.00 - 0.00%	24.56	-	24.56%
2022	80	46.17	-	46.17	3,678	0.55	0.00 - 0.00	(24.05)	-	(24.05)
2021	80	60.79	-	60.79	4,890	0.36	0.00 - 0.00	14.94	-	14.94
2020	84	52.89	-	52.89	4,458	0.81	0.00 - 0.00	17.36	-	17.36
2019	89	45.07	-	45.07	4,017	—	0.00 - 0.00	21.29	-	21.29
	DWS Small Cap Index VIP Class A
2023	22	70.08	-	70.08	1,562	1.13	0.00 - 0.00	16.76	-	16.76
2022	24	60.02	-	60.02	1,413	0.92	0.00 - 0.00	(20.64)	-	(20.64)
2021	23	75.63	-	75.63	1,740	0.83	0.00 - 0.00	14.50	-	14.50
2020	24	66.05	-	66.05	1,591	1.08	0.00 - 0.00	19.43	-	19.43
2019	23	55.31	-	55.31	1,295	1.02	0.00 - 0.00	25.22	-	25.22
	Federated Hermes Fund for U.S. Government Securities II
2023	206	21.30	-	22.66	4,415	2.51	0.00 - 0.70	3.46	-	4.19
2022	203	20.44	-	21.90	4,185	1.86	0.00 - 0.70	(13.16)	-	(12.55)
2021	214	23.38	-	25.22	5,051	2.04	0.00 - 0.70	(2.73)	-	(2.04)
2020	217	23.86	-	25.93	5,246	2.41	0.00 - 0.70	4.48	-	5.21
2019	222	22.68	-	24.82	5,112	2.40	0.00 - 0.70	5.16	-	5.90
	Federated Hermes High Income Bond Fund II Class P
2023	163	37.71	-	47.90	6,506	5.78	0.00 - 0.70	11.93	-	12.71
2022	168	33.46	-	42.79	5,936	5.56	0.00 - 0.70	(12.39)	-	(11.78)
2021	177	37.92	-	48.85	7,136	4.85	0.00 - 0.70	4.12	-	4.85
2020	180	36.17	-	46.92	6,925	5.99	0.00 - 0.70	4.85	-	5.59
2019	189	34.26	-	44.74	6,920	6.10	0.00 - 0.70	13.74	-	14.54
	Federated Hermes Managed Volatility Fund II Class P
2023	86	28.80	-	40.20	2,771	1.86	0.00 - 0.70	7.93	-	8.68
2022	88	26.50	-	37.24	2,621	1.87	0.00 - 0.70	(14.36)	-	(13.75)
2021	94	30.73	-	43.49	3,270	1.78	0.00 - 0.70	17.68	-	18.51
2020	99	25.93	-	36.95	2,921	2.55	0.00 - 0.70	0.23	-	0.93
2019	103	25.69	-	36.87	3,052	2.06	0.00 - 0.70	19.39	-	20.23
	Fidelity® VIP Asset Manager Portfolio Initial Class
2023	252	36.73	-	47.01	10,236	2.35	0.00 - 0.70	12.16	-	12.94
2022	264	32.52	-	41.91	9,524	2.09	0.00 - 0.70	(15.53)	-	(14.94)
2021	268	38.23	-	49.62	11,432	1.64	0.00 - 0.70	9.15	-	9.92
2020	273	34.78	-	45.46	10,621	1.53	0.00 - 0.70	14.07	-	14.87
2019	283	30.28	-	39.85	9,621	1.79	0.00 - 0.70	17.42	-	18.25
	Fidelity® VIP ContrafundSM Portfolio Initial Class
2023	1,221	43.02	-	128.55	114,308	0.49	0.00 - 0.70	32.52	-	33.45
2022	1,297	32.24	-	97.00	91,201	0.51	0.00 - 0.70	(26.83)	-	(26.31)
2021	1,354	43.75	-	132.56	129,298	0.06	0.00 - 0.70	26.94	-	27.83
2020	1,433	34.23	-	104.42	107,704	0.25	0.00 - 0.70	29.66	-	30.57
2019	1,534	26.21	-	80.54	88,932	0.46	0.00 - 0.70	30.66	-	31.58

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Emerging Markets Portfolio Initial Class
2023	65	$17.78	-	$17.78	$1,158	2.36%	0.00 - 0.00%	9.66	-	9.66%
2022	62	16.22	-	16.22	998	1.78	0.00 - 0.00	(20.11)	-	(20.11)
2021	58	20.30	-	20.30	1,173	2.14	0.00 - 0.00	(2.24)	-	(2.24)
2020	59	20.76	-	20.76	1,219	0.84	0.00 - 0.00	31.27	-	31.27
2019	61	15.82	-	15.82	960	1.59	0.00 - 0.00	29.46	-	29.46
	Fidelity® VIP Equity-Income PortfolioSM Initial Class
2023	762	30.51	-	94.96	47,488	1.93	0.00 - 0.70	9.88	-	10.65
2022	801	27.57	-	86.42	45,381	1.88	0.00 - 0.70	(5.62)	-	(4.96)
2021	855	29.01	-	91.57	51,018	1.90	0.00 - 0.70	24.02	-	24.89
2020	895	23.23	-	73.83	42,912	1.84	0.00 - 0.70	5.95	-	6.69
2019	915	21.77	-	69.69	41,451	2.01	0.00 - 0.70	26.55	-	27.44
	Fidelity® VIP Government Money Market Portfolio Initial Class
2023	1,992	11.51	-	16.78	31,721	4.78	0.00 - 0.70	4.16	-	4.89
2022	2,166	10.97	-	16.11	33,024	1.42	0.00 - 0.70	0.73	-	1.44
2021	2,074	10.82	-	16.00	31,214	0.01	0.00 - 0.70	(0.69)	-	0.01
2020	1,739	10.82	-	16.11	26,070	0.31	0.00 - 0.70	(0.38)	-	0.32
2019	1,609	10.78	-	16.17	24,086	2.00	0.00 - 0.70	1.30	-	2.02
	Fidelity® VIP Growth & Income Portfolio Initial Class
2023	47	38.06	-	38.06	1,775	1.69	0.00 - 0.00	18.72	-	18.72
2022	48	32.06	-	32.06	1,548	1.72	0.00 - 0.00	(4.95)	-	(4.95)
2021	48	33.73	-	33.73	1,632	2.39	0.00 - 0.00	25.95	-	25.95
2020	52	26.78	-	26.78	1,404	2.19	0.00 - 0.00	7.85	-	7.85
2019	49	24.83	-	24.83	1,219	3.53	0.00 - 0.00	30.05	-	30.05
	Fidelity® VIP Growth Portfolio Initial Class
2023	928	56.86	-	155.78	91,737	0.13	0.00 - 0.70	35.29	-	36.24
2022	974	41.73	-	115.15	70,854	0.61	0.00 - 0.70	(24.98)	-	(24.46)
2021	1,007	55.24	-	153.49	97,340	—	0.00 - 0.70	22.36	-	23.21
2020	1,085	44.84	-	125.45	85,509	0.07	0.00 - 0.70	42.89	-	43.89
2019	1,150	31.16	-	87.79	63,351	0.26	0.00 - 0.70	33.38	-	34.31
	Fidelity® VIP High Income Portfolio Initial Class
2023	38	21.33	-	21.33	805	5.88	0.00 - 0.00	10.48	-	10.48
2022	36	19.31	-	19.31	702	5.18	0.00 - 0.00	(11.37)	-	(11.37)
2021	36	21.79	-	21.79	789	5.23	0.00 - 0.00	4.41	-	4.41
2020	36	20.87	-	20.87	753	5.05	0.00 - 0.00	2.75	-	2.75
2019	36	20.31	-	20.31	730	5.28	0.00 - 0.00	15.11	-	15.11
	Fidelity® VIP Index 500 Portfolio Initial Class
2023	1,396	56.58	-	68.56	94,208	1.47	0.00 - 0.70	25.32	-	26.19
2022	1,483	45.15	-	54.33	79,228	1.46	0.00 - 0.70	(18.78)	-	(18.21)
2021	1,552	55.59	-	66.43	101,396	1.26	0.00 - 0.70	27.68	-	28.58
2020	1,616	43.54	-	51.67	82,244	1.77	0.00 - 0.70	17.41	-	18.24
2019	1,717	37.08	-	43.70	73,978	1.96	0.00 - 0.70	30.43	-	31.35

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Index 500 Portfolio Service Class
2023	310	$45.12	-	$45.12	$13,999	1.40%	0.00 - 0.00%	26.07	-	26.07%
2022	316	35.79	-	35.79	11,295	1.39	0.00 - 0.00	(18.30)	-	(18.30)
2021	317	43.80	-	43.80	13,878	1.18	0.00 - 0.00	28.45	-	28.45
2020	322	34.10	-	34.10	10,987	1.68	0.00 - 0.00	18.13	-	18.13
2019	318	28.87	-	28.87	9,188	1.91	0.00 - 0.00	31.22	-	31.22
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2023	404	16.83	-	20.47	8,022	2.66	0.00 - 0.00	6.20	-	6.20
2022	393	15.84	-	19.27	7,355	2.30	0.00 - 0.00	(12.96)	-	(12.96)
2021	392	18.20	-	22.14	8,431	2.06	0.00 - 0.00	(0.61)	-	(0.61)
2020	377	18.31	-	22.28	8,164	2.24	0.00 - 0.00	9.39	-	9.39
2019	377	16.74	-	20.36	7,447	2.75	0.00 - 0.00	9.67	-	9.67
	Fidelity® VIP Mid Cap Portfolio Initial Class
2023	146	34.95	-	34.95	5,111	0.62	0.00 - 0.00	15.08	-	15.08
2022	144	30.37	-	30.37	4,361	0.50	0.00 - 0.00	(14.74)	-	(14.74)
2021	147	35.62	-	35.62	5,254	0.62	0.00 - 0.00	25.60	-	25.60
2020	152	28.36	-	28.36	4,317	0.66	0.00 - 0.00	18.19	-	18.19
2019	144	24.00	-	24.00	3,467	0.87	0.00 - 0.00	23.45	-	23.45
	Fidelity® VIP Overseas Portfolio Initial Class
2023	501	34.81	-	39.83	17,862	1.05	0.00 - 0.70	19.67	-	20.51
2022	525	28.89	-	33.28	15,551	1.09	0.00 - 0.70	(25.01)	-	(24.48)
2021	526	38.26	-	44.38	20,697	0.53	0.00 - 0.70	18.86	-	19.70
2020	545	31.96	-	37.34	17,929	0.45	0.00 - 0.70	14.81	-	15.61
2019	564	27.64	-	32.52	16,080	1.70	0.00 - 0.70	26.87	-	27.77
	Fidelity® VIP Real Estate Portfolio Initial Class
2023	133	22.53	-	22.53	2,991	2.54	0.00 - 0.00	11.19	-	11.19
2022	123	20.26	-	20.26	2,483	1.36	0.00 - 0.00	(27.51)	-	(27.51)
2021	119	27.95	-	27.95	3,336	1.17	0.00 - 0.00	38.99	-	38.99
2020	119	20.11	-	20.11	2,403	2.27	0.00 - 0.00	(6.55)	-	(6.55)
2019	104	21.52	-	21.52	2,237	1.78	0.00 - 0.00	23.22	-	23.22
	Fidelity® VIP Value Strategies Portfolio Initial Class
2023	16	38.25	-	38.25	620	1.20	0.00 - 0.00	20.85	-	20.85
2022	18	31.65	-	31.65	558	1.30	0.00 - 0.00	(7.03)	-	(7.03)
2021	15	34.04	-	34.04	522	1.57	0.00 - 0.00	33.60	-	33.60
2020	15	25.48	-	25.48	394	1.32	0.00 - 0.00	8.26	-	8.26
2019	14	23.54	-	23.54	331	1.68	0.00 - 0.00	34.53	-	34.53
	Franklin Templeton Global Bond VIP Fund Class 1
2023	69	15.47	-	15.47	1,067	—	0.00 - 0.00	3.19	-	3.19
2022	64	14.99	-	14.99	960	—	0.00 - 0.00	(4.85)	-	(4.85)
2021	65	15.75	-	15.75	1,027	—	0.00 - 0.00	(4.62)	-	(4.62)
2020	58	16.52	-	16.52	953	8.10	0.00 - 0.00	(5.07)	-	(5.07)
2019	54	17.40	-	17.40	938	7.86	0.00 - 0.00	2.26	-	2.26

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Franklin Templeton Income VIP Fund Class 1
2023	51	$23.73	-	$23.73	$1,203	5.20%	0.00 - 0.00%	8.87	-	8.87%
2022	50	21.80	-	21.80	1,092	4.91	0.00 - 0.00	(5.24)	-	(5.24)
2021	52	23.00	-	23.00	1,186	4.66	0.00 - 0.00	17.00	-	17.00
2020	51	19.66	-	19.66	998	5.81	0.00 - 0.00	0.97	-	0.97
2019	48	19.47	-	19.47	932	5.40	0.00 - 0.00	16.42	-	16.42
	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2023	57	26.89	-	26.89	1,544	2.70	0.00 - 0.00	20.55	-	20.55
2022	59	22.31	-	22.31	1,313	1.65	0.00 - 0.00	(4.52)	-	(4.52)
2021	60	23.36	-	23.36	1,392	2.84	0.00 - 0.00	19.43	-	19.43
2020	61	19.56	-	19.56	1,192	2.72	0.00 - 0.00	(4.22)	-	(4.22)
2019	58	20.42	-	20.42	1,187	1.75	0.00 - 0.00	24.71	-	24.71
	Franklin Templeton Mutual Shares VIP Fund Class 1
2023	28	23.77	-	23.77	673	2.18	0.00 - 0.00	13.73	-	13.73
2022	28	20.90	-	20.90	577	2.15	0.00 - 0.00	(7.15)	-	(7.15)
2021	29	22.51	-	22.51	651	3.05	0.00 - 0.00	19.52	-	19.52
2020	31	18.83	-	18.83	583	3.30	0.00 - 0.00	(4.85)	-	(4.85)
2019	26	19.79	-	19.79	508	1.93	0.00 - 0.00	22.92	-	22.92
	Franklin Templeton Small Cap Value VIP Fund Class 1
2023	54	34.65	-	34.65	1,866	0.74	0.00 - 0.00	13.02	-	13.02
2022	55	30.66	-	30.66	1,683	1.23	0.00 - 0.00	(9.82)	-	(9.82)
2021	59	34.00	-	34.00	1,998	1.13	0.00 - 0.00	25.67	-	25.67
2020	63	27.05	-	27.05	1,714	1.69	0.00 - 0.00	5.41	-	5.41
2019	61	25.67	-	25.67	1,554	1.28	0.00 - 0.00	26.72	-	26.72
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2023	41	39.89	-	39.89	1,628	—	0.00 - 0.00	27.12	-	27.12
2022	40	31.38	-	31.38	1,266	—	0.00 - 0.00	(33.52)	-	(33.52)
2021	38	47.21	-	47.21	1,776	—	0.00 - 0.00	10.25	-	10.25
2020	36	42.82	-	42.82	1,553	—	0.00 - 0.00	55.52	-	55.52
2019	39	27.53	-	27.53	1,074	—	0.00 - 0.00	31.80	-	31.80
	Franklin Templeton Strategic Income VIP Fund Class 1
2023	41	17.89	-	17.89	735	4.60	0.00 - 0.00	8.37	-	8.37
2022	39	16.51	-	16.51	639	4.43	0.00 - 0.00	(10.46)	-	(10.46)
2021	40	18.44	-	18.44	733	3.45	0.00 - 0.00	2.28	-	2.28
2020	35	18.02	-	18.02	637	5.04	0.00 - 0.00	3.75	-	3.75
2019	27	17.37	-	17.37	470	5.57	0.00 - 0.00	8.41	-	8.41
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2023	40	13.42	-	13.42	532	2.91	0.00 - 0.00	4.76	-	4.76
2022	38	12.81	-	12.81	490	2.64	0.00 - 0.00	(9.50)	-	(9.50)
2021	39	14.16	-	14.16	557	2.63	0.00 - 0.00	(1.62)	-	(1.62)
2020	34	14.39	-	14.39	484	3.76	0.00 - 0.00	4.08	-	4.08
2019	27	13.82	-	13.82	367	3.25	0.00 - 0.00	5.47	-	5.47

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Guggenheim VT U.S. Long Short Equity Fund
2023	33	$31.38	-	$31.38	$1,046	0.27%	0.00 - 0.00%	12.75	-	12.75%
2022	34	27.83	-	27.83	951	0.47	0.00 - 0.00	(14.39)	-	(14.39)
2021	36	32.51	-	32.51	1,166	0.65	0.00 - 0.00	23.80	-	23.80
2020	36	26.26	-	26.26	936	0.86	0.00 - 0.00	4.93	-	4.93
2019	35	25.03	-	25.03	880	0.56	0.00 - 0.00	5.54	-	5.54
	Invesco Oppenheimer VI International Growth Fund Series I
2023	76	19.76	-	65.07	2,369	0.61	0.00 - 0.00	21.06	-	21.06
2022	80	16.32	-	53.75	2,038	—	0.00 - 0.00	(27.13)	-	(27.13)
2021	78	22.39	-	73.76	2,759	—	0.00 - 0.00	10.22	-	10.22
2020	75	20.32	-	66.92	2,368	0.97	0.00 - 0.00	21.50	-	21.50
2019	73	16.72	-	55.08	1,952	1.05	0.00 - 0.00	28.60	-	28.60
	Invesco Oppenheimer VI International Growth Fund Series II
2023	48	31.81	-	31.81	1,541	0.28	0.70 - 0.70	19.80	-	19.80
2022	51	26.55	-	26.55	1,367	—	0.70 - 0.70	(27.67)	-	(27.67)
2021	55	36.71	-	36.71	2,005	—	0.70 - 0.70	9.35	-	9.35
2020	61	33.57	-	33.57	2,048	0.63	0.70 - 0.70	20.20	-	20.20
2019	70	27.93	-	27.93	1,943	0.71	0.70 - 0.70	27.06	-	27.06
	Invesco V.I. American Franchise
2023	77	41.31	-	41.31	3,174	—	0.00 - 0.00	40.93	-	40.93
2022	84	29.31	-	29.31	2,456	—	0.00 - 0.00	(31.11)	-	(31.11)
2021	86	42.55	-	42.55	3,655	—	0.00 - 0.00	11.93	-	11.93
2020	87	38.01	-	38.01	3,318	0.07	0.00 - 0.00	42.35	-	42.35
2019	91	26.70	-	26.70	2,440	—	0.00 - 0.00	36.76	-	36.76
	Invesco V.I. American Value (On April 30 2021 Invesco V.I.Value Opportunity merged into Invesco V.I. American Value)
2023	376	33.18	-	46.58	19,023	0.64	0.00 - 0.70	14.80	-	15.60
2022	397	28.70	-	40.58	17,408	0.76	0.00 - 0.70	(3.29)	-	(2.61)
2021	420	29.47	-	41.96	18,979	0.51	0.00 - 0.70	27.06	-	27.95
2020	277	23.03	-	33.03	9,590	0.94	0.00 - 0.70	0.42	-	1.12
2019	280	22.78	-	32.89	9,635	0.70	0.00 - 0.70	24.15	-	25.03
	Invesco V.I. Conservative Balance Fund - Series I
2023	30	17.06	-	17.06	513	1.96	0.00 - 0.00	12.60	-	12.60
2022	29	15.15	-	15.15	439	1.32	0.00 - 0.00	(16.85)	-	(16.85)
2021	32	18.22	-	18.22	576	1.54	0.00 - 0.00	10.63	-	10.63
2020	31	16.47	-	16.47	513	2.11	0.00 - 0.00	14.86	-	14.86
2019	31	14.34	-	14.34	443	2.21	0.00 - 0.00	17.51	-	17.51
	Invesco V.I. Core Equity
2023	20	36.11	-	36.11	737	0.75	0.00 - 0.00	23.36	-	23.36
2022	21	29.27	-	29.27	628	0.91	0.00 - 0.00	(20.55)	-	(20.55)
2021	23	36.84	-	36.84	830	0.67	0.00 - 0.00	27.74	-	27.74
2020	23	28.84	-	28.84	669	1.31	0.00 - 0.00	13.85	-	13.85
2019	32	25.33	-	25.33	801	0.97	0.00 - 0.00	28.96	-	28.96

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I Core Plus Bond Fund - Series I)
2023	36	$10.10	-	$10.10	$363	2.66%	0.00 - 0.00%	6.14	-	6.14%
2022	34	9.52	-	9.52	328	0.59	0.00 - 0.00	(4.31)	-	(4.31)
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)
2023	128	45.52	-	45.52	5,838	—	0.00 - 0.00	13.15	-	13.15
2022	133	40.23	-	40.23	5,332	—	0.00 - 0.00	(30.98)	-	(30.98)
2021	135	58.29	-	58.29	7,859	—	0.00 - 0.00	19.10	-	19.10
2020	146	48.94	-	48.94	7,166	0.02	0.00 - 0.00	40.69	-	40.69
2019	78	34.79	-	34.79	2,716	—	0.00 - 0.00	39.36	-	39.36
	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (Fund commenced operations on April 30, 2020) (On April 30 2020 Invesco V.I Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II) (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)
2023	133	13.31	-	13.66	1,796	—	0.00 - 0.70	12.07	-	12.85
2022	134	11.88	-	12.10	1,605	—	0.00 - 0.70	(31.61)	-	(31.13)
2021	141	17.37	-	17.57	2,464	—	0.00 - 0.70	17.96	-	18.79
2020	147	14.72	-	14.79	2,166	—	0.00 - 0.70	47.22	-	47.91
	Invesco V.I. Global Fund - Series I
2023	55	32.29	-	32.29	1,774	0.23	0.00 - 0.00	34.73	-	34.73
2022	59	23.97	-	23.97	1,425	—	0.00 - 0.00	(31.76)	-	(31.76)
2021	55	35.12	-	35.12	1,924	—	0.00 - 0.00	15.49	-	15.49
2020	59	30.41	-	30.41	1,809	0.71	0.00 - 0.00	27.64	-	27.64
2019	60	23.83	-	23.83	1,434	0.89	0.00 - 0.00	31.79	-	31.79
	Invesco V.I. Global Fund - Series II
2023	283	49.57	-	49.57	14,029	—	0.00 - 0.00	34.45	-	34.45
2022	299	36.87	-	36.87	11,015	—	0.00 - 0.00	(31.94)	-	(31.94)
2021	290	54.17	-	54.17	15,705	—	0.00 - 0.00	15.17	-	15.17
2020	304	47.03	-	47.03	14,314	0.45	0.00 - 0.00	27.34	-	27.34
2019	321	36.94	-	36.94	11,863	0.64	0.00 - 0.00	31.45	-	31.45
	Invesco V.I. Global Strategic Income - Fund Series I
2023	22	15.08	-	15.08	327	—	0.00 - 0.00	8.88	-	8.88
2022	20	13.85	-	13.85	280	—	0.00 - 0.00	(11.46)	-	(11.46)
2021	20	15.64	-	15.64	313	4.88	0.00 - 0.00	(3.41)	-	(3.41)
2020	19	16.19	-	16.19	312	5.99	0.00 - 0.00	3.40	-	3.40
2019	19	15.66	-	15.66	290	3.63	0.00 - 0.00	10.80	-	10.80
	Invesco V.I. Government Securities
2023	106	11.96	-	11.96	1,262	2.11	0.00 - 0.00	4.62	-	4.62
2022	100	11.43	-	11.43	1,141	2.02	0.00 - 0.00	(10.29)	-	(10.29)
2021	99	12.74	-	12.74	1,263	2.51	0.00 - 0.00	(2.27)	-	(2.27)
2020	105	13.03	-	13.03	1,370	2.52	0.00 - 0.00	6.27	-	6.27
2019	101	12.27	-	12.27	1,236	2.56	0.00 - 0.00	6.07	-	6.07

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. Growth and Income Fund Series I
2023	132	$32.75	-	$64.45	$7,731	1.62%	0.00 - 0.00%	12.66	-	12.66%
2022	136	29.07	-	57.21	7,079	1.65	0.00 - 0.00	(5.75)	-	(5.75)
2021	145	30.84	-	60.70	8,028	1.56	0.00 - 0.00	28.51	-	28.51
2020	151	24.00	-	47.24	6,545	2.37	0.00 - 0.00	2.09	-	2.09
2019	144	23.51	-	46.27	6,135	1.87	0.00 - 0.00	25.19	-	25.19
	Invesco V.I. Growth and Income Fund Series II
2023	118	40.88	-	47.58	5,321	1.30	0.00 - 0.70	11.62	-	12.40
2022	130	36.63	-	42.33	5,201	1.27	0.00 - 0.70	(6.66)	-	(6.00)
2021	143	39.24	-	45.03	6,078	1.39	0.00 - 0.70	27.29	-	28.19
2020	149	30.82	-	35.13	4,993	2.03	0.00 - 0.70	1.14	-	1.85
2019	156	30.48	-	34.49	5,150	1.56	0.00 - 0.70	23.98	-	24.85
	Invesco V.I. High Yield
2023	23	16.59	-	16.59	379	5.22	0.00 - 0.00	10.18	-	10.18
2022	24	15.06	-	15.06	359	4.69	0.00 - 0.00	(9.55)	-	(9.55)
2021	25	16.65	-	16.65	411	4.77	0.00 - 0.00	4.38	-	4.38
2020	25	15.95	-	15.95	396	6.15	0.00 - 0.00	3.32	-	3.32
2019	24	15.44	-	15.44	378	5.77	0.00 - 0.00	13.51	-	13.51
	Invesco V.I. Main Street Fund® - Series I
2023	50	18.98	-	18.98	946	0.85	0.00 - 0.00	23.22	-	23.22
2022	51	15.41	-	15.41	789	1.51	0.00 - 0.00	(20.13)	-	(20.13)
2021	51	19.29	-	19.29	976	0.72	0.00 - 0.00	27.57	-	27.57
2020	50	15.12	-	15.12	751	1.51	0.00 - 0.00	13.94	-	13.94
2019	50	13.27	-	13.27	664	1.05	0.00 - 0.00	32.08	-	32.08
	Invesco V.I. Main Street Mid Cap Fund - Series I
2023	78	39.09	-	39.09	3,068	0.29	0.00 - 0.00	14.47	-	14.47
2022	82	34.15	-	34.15	2,797	0.36	0.00 - 0.00	(14.26)	-	(14.26)
2021	83	39.83	-	39.83	3,304	0.45	0.00 - 0.00	23.24	-	23.24
2020	85	32.32	-	32.32	2,746	0.75	0.00 - 0.00	9.25	-	9.25
2019	85	29.58	-	29.58	2,517	0.50	0.00 - 0.00	25.28	-	25.28
	Invesco V.I. Main Street Small Cap Fund® - Series I
2023	199	42.08	-	92.07	15,397	1.16	0.00 - 0.00	18.13	-	18.13
2022	206	35.62	-	77.94	13,578	0.54	0.00 - 0.00	(15.83)	-	(15.83)
2021	215	42.33	-	92.61	16,794	0.37	0.00 - 0.00	22.55	-	22.55
2020	229	34.54	-	75.57	14,670	0.65	0.00 - 0.00	19.93	-	19.93
2019	232	28.80	-	63.01	12,459	0.20	0.00 - 0.00	26.47	-	26.47
	Invesco V.I. Main Street Small Cap Fund® Series II
2023	117	56.12	-	65.31	7,391	0.93	0.00 - 0.70	17.00	-	17.82
2022	116	47.96	-	55.43	6,176	0.25	0.00 - 0.70	(16.63)	-	(16.04)
2021	135	57.53	-	66.02	8,639	0.17	0.00 - 0.70	21.41	-	22.26
2020	144	47.39	-	54.00	7,536	0.34	0.00 - 0.70	18.80	-	19.64
2019	152	39.89	-	45.14	6,658	—	0.00 - 0.70	25.25	-	26.13

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Balanced Portfolio Institutional Shares
2023	538	$34.04	-	$117.10	$40,248	2.10%	0.00 - 0.70%	14.61	-	15.41%
2022	571	29.50	-	102.18	37,065	1.24	0.00 - 0.70	(16.98)	-	(16.40)
2021	596	35.28	-	123.08	46,790	0.90	0.00 - 0.70	16.38	-	17.20
2020	619	30.11	-	105.76	42,068	1.81	0.00 - 0.70	13.51	-	14.31
2019	638	26.34	-	93.17	38,483	1.91	0.00 - 0.70	21.73	-	22.59
	Janus Henderson Balanced Portfolio Service Shares
2023	175	54.71	-	54.71	9,594	1.79	0.00 - 0.00	15.13	-	15.13
2022	183	47.52	-	47.52	8,676	0.97	0.00 - 0.00	(16.62)	-	(16.62)
2021	191	56.99	-	56.99	10,875	0.67	0.00 - 0.00	16.91	-	16.91
2020	194	48.75	-	48.75	9,478	1.52	0.00 - 0.00	14.03	-	14.03
2019	192	42.75	-	42.75	8,227	1.66	0.00 - 0.00	22.27	-	22.27
	Janus Henderson Enterprise Portfolio Institutional Shares
2023	490	48.55	-	165.27	57,764	0.16	0.00 - 0.70	17.25	-	18.07
2022	519	41.12	-	140.95	51,838	0.20	0.00 - 0.70	(16.53)	-	(15.94)
2021	543	48.92	-	168.86	64,851	0.32	0.00 - 0.70	16.02	-	16.83
2020	580	41.87	-	145.55	59,501	0.07	0.00 - 0.70	18.64	-	19.47
2019	619	35.04	-	122.68	53,311	0.20	0.00 - 0.70	34.54	-	35.48
	Janus Henderson Flexible Bond Portfolio Institutional Shares
2023	190	17.61	-	38.23	5,676	4.29	0.00 - 0.70	4.77	-	5.50
2022	193	16.69	-	36.49	5,477	2.47	0.00 - 0.70	(14.26)	-	(13.66)
2021	199	19.33	-	42.56	6,578	2.03	0.00 - 0.70	(1.59)	-	(0.90)
2020	198	19.50	-	43.25	6,599	2.87	0.00 - 0.70	9.71	-	10.48
2019	199	17.65	-	39.42	6,072	3.32	0.00 - 0.70	8.81	-	9.57
	Janus Henderson Forty Portfolio Institutional Shares
2023	171	46.85	-	81.35	12,638	0.19	0.00 - 0.70	38.99	-	39.96
2022	178	33.47	-	58.53	9,383	0.20	0.00 - 0.70	(34.02)	-	(33.55)
2021	173	50.38	-	88.70	13,847	—	0.00 - 0.70	22.04	-	22.90
2020	184	40.99	-	72.68	12,106	0.27	0.00 - 0.70	38.43	-	39.40
2019	196	29.41	-	52.51	9,300	0.15	0.00 - 0.70	36.20	-	37.16
	Janus Henderson Global Research Portfolio Institutional Shares
2023	662	42.65	-	81.23	35,743	0.93	0.00 - 0.70	25.90	-	26.78
2022	705	33.64	-	64.52	30,058	1.05	0.00 - 0.70	(19.97)	-	(19.41)
2021	737	41.74	-	80.62	39,170	0.52	0.00 - 0.70	17.27	-	18.09
2020	776	35.35	-	68.75	35,026	0.73	0.00 - 0.70	19.22	-	20.06
2019	808	29.44	-	57.66	30,595	1.00	0.00 - 0.70	28.14	-	29.04
	Janus Henderson Global Research Portfolio Service Shares
2023	33	51.20	-	51.20	1,714	0.78	0.00 - 0.00	26.47	-	26.47
2022	35	40.48	-	40.48	1,427	0.89	0.00 - 0.00	(19.61)	-	(19.61)
2021	37	50.36	-	50.36	1,843	0.37	0.00 - 0.00	17.80	-	17.80
2020	36	42.75	-	42.75	1,559	0.57	0.00 - 0.00	19.76	-	19.76
2019	35	35.69	-	35.69	1,241	0.86	0.00 - 0.00	28.71	-	28.71

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Global Technology Portfolio Institutional Shares
2023	27	$84.52	-	$84.52	$2,284	—%	0.00 - 0.00%	54.55	-	54.55%
2022	28	54.69	-	54.69	1,509	—	0.00 - 0.00	(36.95)	-	(36.95)
2021	26	86.75	-	86.75	2,243	0.21	0.00 - 0.00	18.01	-	18.01
2020	26	73.50	-	73.50	1,898	—	0.00 - 0.00	51.20	-	51.20
2019	25	48.62	-	48.62	1,222	—	0.00 - 0.00	45.17	-	45.17
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2023	30	30.04	-	30.04	889	1.13	0.00 - 0.00	11.40	-	11.40
2022	30	26.97	-	26.97	822	1.31	0.00 - 0.00	(5.56)	-	(5.56)
2021	31	28.55	-	28.55	896	0.45	0.00 - 0.00	19.73	-	19.73
2020	32	23.85	-	23.85	756	1.25	0.00 - 0.00	(0.92)	-	(0.92)
2019	29	24.07	-	24.07	705	1.19	0.00 - 0.00	30.35	-	30.35
	Janus Henderson Mid Cap Value Portfolio Service Shares
2023	116	45.25	-	45.25	5,254	0.96	0.00 - 0.00	11.11	-	11.11
2022	121	40.73	-	40.73	4,940	1.16	0.00 - 0.00	(5.77)	-	(5.77)
2021	127	43.22	-	43.22	5,473	0.30	0.00 - 0.00	19.42	-	19.42
2020	133	36.19	-	36.19	4,800	1.08	0.00 - 0.00	(1.21)	-	(1.21)
2019	130	36.64	-	36.64	4,777	1.04	0.00 - 0.00	30.05	-	30.05
	Janus Henderson Overseas Portfolio Institutional Shares
2023	92	13.28	-	13.28	1,224	1.50	0.00 - 0.00	10.87	-	10.87
2022	105	11.98	-	11.98	1,262	1.77	0.00 - 0.00	(8.60)	-	(8.60)
2021	109	13.11	-	13.11	1,435	1.16	0.00 - 0.00	13.58	-	13.58
2020	112	11.54	-	11.54	1,292	1.38	0.00 - 0.00	16.30	-	16.30
2019	114	9.92	-	9.92	1,131	1.93	0.00 - 0.00	27.02	-	27.02
	Janus Henderson Overseas Portfolio Service Shares
2023	445	11.58	-	12.85	5,677	1.42	0.00 - 0.70	9.81	-	10.58
2022	472	10.55	-	11.62	5,437	1.68	0.00 - 0.70	(9.47)	-	(8.84)
2021	496	11.65	-	12.75	6,282	1.04	0.00 - 0.70	12.50	-	13.29
2020	514	10.35	-	11.25	5,744	1.22	0.00 - 0.70	15.21	-	16.02
2019	543	8.99	-	9.70	5,235	1.84	0.00 - 0.70	25.82	-	26.71
	Janus Henderson Research Portfolio Institutional Shares
2023	566	66.67	-	116.41	47,059	0.14	0.00 - 0.70	42.18	-	43.17
2022	599	46.57	-	81.88	34,809	0.16	0.00 - 0.70	(30.38)	-	(29.89)
2021	628	66.42	-	117.61	52,263	0.10	0.00 - 0.70	19.49	-	20.33
2020	672	55.20	-	98.42	46,615	0.41	0.00 - 0.70	32.03	-	32.95
2019	723	41.52	-	74.55	37,832	0.46	0.00 - 0.70	34.58	-	35.52
	Lazard Retirement Emerging Markets Equity Portfolio
2023	21	66.66	-	66.66	1,408	4.89	0.00 - 0.00	22.27	-	22.27
2022	22	54.52	-	54.52	1,202	3.35	0.00 - 0.00	(15.12)	-	(15.12)
2021	22	64.22	-	64.22	1,440	1.86	0.00 - 0.00	5.47	-	5.47
2020	23	60.90	-	60.90	1,380	2.71	0.00 - 0.00	(1.27)	-	(1.27)
2019	22	61.68	-	61.68	1,386	0.90	0.00 - 0.00	18.14	-	18.14

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2023	114	$42.32	-	$48.57	$5,414	1.30%	0.00 - 0.70%	14.29	-	15.09%
2022	104	37.03	-	42.20	4,294	1.30	0.00 - 0.70	(7.08)	-	(6.43)
2021	126	39.85	-	45.10	5,565	1.07	0.00 - 0.70	25.33	-	26.21
2020	130	31.80	-	35.73	4,593	1.51	0.00 - 0.70	4.51	-	5.25
2019	131	30.43	-	33.95	4,388	1.78	0.00 - 0.70	27.98	-	28.88
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2023	88	26.66	-	26.66	2,352	5.75	0.00 - 0.00	10.26	-	10.26
2022	88	24.18	-	24.18	2,129	6.71	0.00 - 0.00	(13.72)	-	(13.72)
2021	89	28.03	-	28.03	2,488	4.52	0.00 - 0.00	1.33	-	1.33
2020	87	27.66	-	27.66	2,402	4.04	0.00 - 0.00	7.32	-	7.32
2019	98	25.78	-	25.78	2,527	5.40	0.00 - 0.00	14.39	-	14.39
	MFS® High Yield Portfolio Initial Class
2023	101	15.14	-	15.14	1,531	5.82	0.00 - 0.00	12.41	-	12.41
2022	102	13.47	-	13.47	1,376	5.58	0.00 - 0.00	(10.51)	-	(10.51)
2021	104	15.05	-	15.05	1,567	5.04	0.00 - 0.00	3.49	-	3.49
2020	96	14.54	-	14.54	1,403	5.56	0.00 - 0.00	5.09	-	5.09
2019	94	13.84	-	13.84	1,299	5.69	0.00 - 0.00	14.81	-	14.81
	MFS® Investors Trust Series Initial Class
2023	119	55.92	-	55.92	6,680	0.73	0.00 - 0.00	18.98	-	18.98
2022	124	47.00	-	47.00	5,851	0.67	0.00 - 0.00	(16.49)	-	(16.49)
2021	131	56.28	-	56.28	7,399	0.62	0.00 - 0.00	26.81	-	26.81
2020	137	44.38	-	44.38	6,071	0.64	0.00 - 0.00	13.87	-	13.87
2019	146	38.97	-	38.97	5,693	0.68	0.00 - 0.00	31.58	-	31.58
	MFS® Mass Investors Growth Stock Portfolio Initial Class
2023	60	29.29	-	29.29	1,762	0.30	0.00 - 0.00	24.01	-	24.01
2022	67	23.62	-	23.62	1,589	0.10	0.00 - 0.00	(19.26)	-	(19.26)
2021	69	29.25	-	29.25	2,009	0.24	0.00 - 0.00	25.97	-	25.97
2020	73	23.22	-	23.22	1,690	0.46	0.00 - 0.00	22.53	-	22.53
2019	76	18.95	-	18.95	1,448	0.59	0.00 - 0.00	39.95	-	39.95
	MFS® New Discovery Series Initial Class
2023	133	95.30	-	95.30	12,719	—	0.00 - 0.00	14.41	-	14.41
2022	138	83.30	-	83.30	11,476	—	0.00 - 0.00	(29.76)	-	(29.76)
2021	137	118.59	-	118.59	16,237	—	0.00 - 0.00	1.80	-	1.80
2020	144	116.49	-	116.49	16,758	—	0.00 - 0.00	45.89	-	45.89
2019	154	79.85	-	79.85	12,333	—	0.00 - 0.00	41.70	-	41.70
	MFS® Total Return Series Initial Class
2023	282	48.25	-	48.25	13,587	2.05	0.00 - 0.00	10.44	-	10.44
2022	291	43.69	-	43.69	12,699	1.72	0.00 - 0.00	(9.58)	-	(9.58)
2021	302	48.32	-	48.32	14,581	1.79	0.00 - 0.00	14.12	-	14.12
2020	318	42.34	-	42.34	13,470	2.31	0.00 - 0.00	9.81	-	9.81
2019	324	38.56	-	38.56	12,501	2.36	0.00 - 0.00	20.38	-	20.38

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	MFS® Utilities Series Initial Class
2023	36	$91.42	-	$91.42	$3,327	3.56%	0.00 - 0.00%	(2.11)	-	(2.11)%
2022	38	93.39	-	93.39	3,590	2.47	0.00 - 0.00	0.76	-	0.76
2021	38	92.69	-	92.69	3,477	1.75	0.00 - 0.00	14.09	-	14.09
2020	39	81.24	-	81.24	3,150	2.49	0.00 - 0.00	5.90	-	5.90
2019	40	76.72	-	76.72	3,065	3.97	0.00 - 0.00	25.07	-	25.07
	MFS® Value Series Initial Class
2023	55	51.86	-	51.86	2,860	1.66	0.00 - 0.00	7.93	-	7.93
2022	58	48.05	-	48.05	2,766	1.40	0.00 - 0.00	(5.91)	-	(5.91)
2021	60	51.07	-	51.07	3,088	1.34	0.00 - 0.00	25.45	-	25.45
2020	61	40.71	-	40.71	2,500	1.59	0.00 - 0.00	3.48	-	3.48
2019	60	39.34	-	39.34	2,376	2.15	0.00 - 0.00	29.80	-	29.80
	MFS® VIT Growth Series Initial Class
2023	153	83.56	-	83.56	12,808	—	0.00 - 0.00	35.86	-	35.86
2022	161	61.50	-	61.50	9,918	—	0.00 - 0.00	(31.63)	-	(31.63)
2021	165	89.96	-	89.96	14,814	—	0.00 - 0.00	23.53	-	23.53
2020	180	72.82	-	72.82	13,141	—	0.00 - 0.00	31.86	-	31.86
2019	194	55.23	-	55.23	10,738	—	0.00 - 0.00	38.15	-	38.15
	MFS® VIT New Discovery Series Service Class
2023	15	46.59	-	46.59	698	—	0.70 - 0.70	13.46	-	13.46
2022	16	41.07	-	41.07	668	—	0.70 - 0.70	(30.48)	-	(30.48)
2021	17	59.07	-	59.07	999	—	0.70 - 0.70	0.86	-	0.86
2020	20	58.57	-	58.57	1,159	—	0.70 - 0.70	44.57	-	44.57
2019	22	40.51	-	40.51	906	—	0.70 - 0.70	40.29	-	40.29
	MFS® VIT Research Series Initial Class
2023	94	63.43	-	63.43	5,989	0.52	0.00 - 0.00	22.42	-	22.42
2022	96	51.81	-	51.81	4,986	0.49	0.00 - 0.00	(17.21)	-	(17.21)
2021	102	62.58	-	62.58	6,399	0.54	0.00 - 0.00	24.80	-	24.80
2020	107	50.15	-	50.15	5,372	0.72	0.00 - 0.00	16.59	-	16.59
2019	112	43.01	-	43.01	4,824	0.79	0.00 - 0.00	32.95	-	32.95
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2023	47	10.85	-	10.85	507	1.63	0.00 - 0.00	11.97	-	11.97
2022	51	9.69	-	9.69	496	0.43	0.00 - 0.00	(25.08)	-	(25.08)
2021	50	12.94	-	12.94	645	0.82	0.00 - 0.00	2.99	-	2.99
2020	47	12.56	-	12.56	586	1.38	0.00 - 0.00	14.44	-	14.44
2019	46	10.98	-	10.98	501	1.00	0.00 - 0.00	19.59	-	19.59
	Morgan Stanley VIF Growth Portfolio Class I
2023	70	53.96	-	72.88	5,342	—	0.00 - 0.70	47.63	-	48.66
2022	70	36.30	-	49.37	3,592	—	0.00 - 0.70	(60.35)	-	(60.07)
2021	69	90.90	-	124.49	8,916	—	0.00 - 0.70	(0.59)	-	0.10
2020	73	90.80	-	125.24	9,512	—	0.00 - 0.70	115.80	-	117.31
2019	78	41.79	-	58.04	4,706	—	0.00 - 0.70	30.89	-	31.81

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2023	114	$51.77	-	$51.77	$5,884	2.25%	0.00 - 0.00%	14.52	-	14.52%
2022	117	45.21	-	45.21	5,270	1.23	0.00 - 0.00	(27.05)	-	(27.05)
2021	120	61.98	-	61.98	7,419	2.07	0.00 - 0.00	39.80	-	39.80
2020	127	44.33	-	44.33	5,614	2.82	0.00 - 0.00	(16.85)	-	(16.85)
2019	124	53.32	-	53.32	6,588	1.87	0.00 - 0.00	18.94	-	18.94
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2023	520	25.31	-	35.37	13,521	1.89	0.00 - 0.70	16.29	-	17.10
2022	532	21.61	-	30.42	11,856	1.80	0.00 - 0.70	(13.53)	-	(12.92)
2021	523	24.82	-	35.17	13,387	1.31	0.00 - 0.70	17.77	-	18.60
2020	517	20.93	-	29.87	11,157	2.14	0.00 - 0.70	9.57	-	10.34
2019	504	18.97	-	27.26	9,855	1.81	0.00 - 0.70	21.59	-	22.44
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2023	555	21.21	-	25.24	12,284	2.32	0.00 - 0.70	12.33	-	13.11
2022	569	18.75	-	22.47	11,130	2.03	0.00 - 0.70	(13.21)	-	(12.60)
2021	571	21.46	-	25.89	12,783	1.60	0.00 - 0.70	10.23	-	11.00
2020	576	19.33	-	23.49	11,642	2.33	0.00 - 0.70	8.65	-	9.41
2019	618	17.67	-	21.62	11,590	2.25	0.00 - 0.70	15.75	-	16.57
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2023	64	15.15	-	15.53	1,035	2.40	0.00 - 0.70	7.44	-	8.19
2022	74	14.10	-	14.35	1,093	1.66	0.00 - 0.70	(12.23)	-	(11.61)
2021	81	16.07	-	16.24	1,351	1.59	0.00 - 0.70	1.80	-	2.51
2020	87	15.78	-	15.84	1,426	1.92	0.00 - 0.70	6.05	-	6.80
2019	86	14.83	-	14.88	1,313	2.29	0.00 - 0.70	8.98	-	9.75
	Morningstar Growth ETF Asset Allocation Portfolio Class I
2023	868	23.79	-	31.24	21,402	2.05	0.00 - 0.70	14.80	-	15.61
2022	906	20.58	-	27.21	19,291	1.82	0.00 - 0.70	(13.57)	-	(12.96)
2021	934	23.64	-	31.49	22,991	1.38	0.00 - 0.70	14.29	-	15.09
2020	981	20.54	-	27.55	21,055	2.33	0.00 - 0.70	9.49	-	10.26
2019	984	18.63	-	25.16	19,212	2.05	0.00 - 0.70	19.30	-	20.14
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2023	109	18.30	-	19.66	2,028	2.36	0.00 - 0.70	10.21	-	10.99
2022	138	16.49	-	17.83	2,375	2.17	0.00 - 0.70	(12.92)	-	(12.31)
2021	141	18.81	-	20.48	2,769	1.73	0.00 - 0.70	5.91	-	6.66
2020	149	17.63	-	19.34	2,739	2.49	0.00 - 0.70	7.97	-	8.73
2019	157	16.22	-	17.91	2,656	2.49	0.00 - 0.70	12.40	-	13.19
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2023	118	21.66	-	25.21	2,927	2.59	0.00 - 0.70	8.26	-	9.02
2022	120	20.01	-	23.12	2,735	1.49	0.00 - 0.70	(10.78)	-	(10.15)
2021	127	22.43	-	25.74	3,206	1.58	0.00 - 0.70	(2.64)	-	(1.96)
2020	124	23.04	-	26.25	3,194	5.91	0.00 - 0.70	4.82	-	5.56
2019	128	21.98	-	24.87	3,129	1.76	0.00 - 0.70	6.26	-	7.01

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	PIMCO VIT Real Return Portfolio Admin. Shares
2023	198	$20.22	-	$20.22	$4,010	2.99%	0.00 - 0.00%	3.67	-	3.67%
2022	194	19.51	-	19.51	3,794	6.98	0.00 - 0.00	(11.90)	-	(11.90)
2021	205	22.14	-	22.14	4,546	4.99	0.00 - 0.00	5.59	-	5.59
2020	194	20.97	-	20.97	4,064	1.42	0.00 - 0.00	11.71	-	11.71
2019	196	18.77	-	18.77	3,677	1.67	0.00 - 0.00	8.44	-	8.44
	PIMCO VIT Total Return Portfolio Admin. Shares
2023	546	19.88	-	23.14	12,407	3.56	0.00 - 0.70	5.20	-	5.93
2022	569	18.90	-	21.84	12,218	2.61	0.00 - 0.70	(14.90)	-	(14.30)
2021	600	22.21	-	25.49	15,047	1.82	0.00 - 0.70	(1.96)	-	(1.27)
2020	593	22.65	-	25.81	15,022	2.12	0.00 - 0.70	7.89	-	8.65
2019	599	20.99	-	23.76	13,978	3.01	0.00 - 0.70	7.60	-	8.36
	Putnam VT High Yield Fund Class IA
2023	29	38.68	-	38.68	1,140	5.48	0.00 - 0.00	12.29	-	12.29
2022	31	34.44	-	34.44	1,065	5.42	0.00 - 0.00	(11.37)	-	(11.37)
2021	33	38.86	-	38.86	1,265	4.82	0.00 - 0.00	5.20	-	5.20
2020	32	36.94	-	36.94	1,170	5.75	0.00 - 0.00	5.50	-	5.50
2019	32	35.02	-	35.02	1,110	6.04	0.00 - 0.00	14.55	-	14.55
	Putnam VT International Value Fund Class IA
2023	15	40.60	-	40.60	603	1.63	0.00 - 0.00	19.08	-	19.08
2022	15	34.09	-	34.09	517	2.18	0.00 - 0.00	(6.70)	-	(6.70)
2021	16	36.54	-	36.54	567	2.41	0.00 - 0.00	15.28	-	15.28
2020	22	31.70	-	31.70	697	2.65	0.00 - 0.00	4.23	-	4.23
2019	24	30.41	-	30.41	725	3.22	0.00 - 0.00	20.44	-	20.44
	Putnam VT International Value Fund Class IB
2023	99	25.20	-	29.33	2,785	1.40	0.00 - 0.70	17.85	-	18.68
2022	99	21.38	-	24.71	2,364	2.04	0.00 - 0.70	(7.46)	-	(6.81)
2021	104	23.11	-	26.52	2,683	2.03	0.00 - 0.70	14.14	-	14.94
2020	110	20.24	-	23.07	2,462	2.47	0.00 - 0.70	3.22	-	3.94
2019	108	19.61	-	22.20	2,326	2.72	0.00 - 0.70	19.38	-	20.22
	T. Rowe Price All-Cap Opportunities Portfolio - I
2023	63	91.59	-	91.59	5,789	0.25	0.00 - 0.00	28.96	-	28.96
2022	64	71.02	-	71.02	4,567	—	0.00 - 0.00	(21.51)	-	(21.51)
2021	66	90.49	-	90.49	5,990	—	0.00 - 0.00	20.80	-	20.80
2020	68	74.91	-	74.91	5,085	—	0.00 - 0.00	44.37	-	44.37
2019	71	51.89	-	51.89	3,679	0.42	0.00 - 0.00	34.93	-	34.93
	T. Rowe Price Blue Chip Growth Portfolio I
2023	107	73.56	-	73.56	7,893	—	0.00 - 0.00	49.29	-	49.29
2022	119	49.28	-	49.28	5,868	—	0.00 - 0.00	(38.50)	-	(38.50)
2021	117	80.12	-	80.12	9,409	—	0.00 - 0.00	17.62	-	17.62
2020	123	68.12	-	68.12	8,365	—	0.00 - 0.00	34.28	-	34.28
2019	127	50.73	-	50.73	6,438	—	0.00 - 0.00	29.89	-	29.89

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	T. Rowe Price Equity Income Portfolio I
2023	528	$61.09	-	$61.09	$32,274	2.10%	0.00 - 0.00%	9.54	-	9.54%
2022	544	55.77	-	55.77	30,323	1.87	0.00 - 0.00	(3.34)	-	(3.34)
2021	578	57.70	-	57.70	33,354	1.57	0.00 - 0.00	25.55	-	25.55
2020	610	45.96	-	45.96	28,031	2.35	0.00 - 0.00	1.18	-	1.18
2019	619	45.42	-	45.42	28,137	2.32	0.00 - 0.00	26.40	-	26.40
	T. Rowe Price International Stock I
2023	142	29.29	-	29.29	4,150	1.05	0.00 - 0.00	16.24	-	16.24
2022	142	25.20	-	25.20	3,571	0.75	0.00 - 0.00	(15.81)	-	(15.81)
2021	159	29.93	-	29.93	4,757	0.60	0.00 - 0.00	1.32	-	1.32
2020	157	29.54	-	29.54	4,645	0.59	0.00 - 0.00	14.45	-	14.45
2019	164	25.81	-	25.81	4,234	2.37	0.00 - 0.00	27.77	-	27.77
	T. Rowe Price Mid-Cap Growth I
2023	107	132.34	-	132.34	14,214	—	0.00 - 0.00	19.96	-	19.96
2022	109	110.32	-	110.32	12,059	—	0.00 - 0.00	(22.58)	-	(22.58)
2021	119	142.50	-	142.50	16,984	—	0.00 - 0.00	14.85	-	14.85
2020	127	124.08	-	124.08	15,704	—	0.00 - 0.00	23.80	-	23.80
2019	135	100.22	-	100.22	13,514	0.14	0.00 - 0.00	31.29	-	31.29
	VanEck VIP Emerging Markets Fund Initial Class
2023	120	36.85	-	36.85	4,414	3.61	0.00 - 0.00	9.77	-	9.77
2022	120	33.57	-	33.57	4,027	0.29	0.00 - 0.00	(24.37)	-	(24.37)
2021	110	44.38	-	44.38	4,897	0.92	0.00 - 0.00	(11.87)	-	(11.87)
2020	110	50.36	-	50.36	5,546	2.07	0.00 - 0.00	17.25	-	17.25
2019	119	42.95	-	42.95	5,123	0.46	0.00 - 0.00	30.60	-	30.60
	VanEck VIP Global Resources Fund Initial Class
2023	124	32.79	-	32.79	4,076	2.83	0.00 - 0.00	(3.58)	-	(3.58)
2022	124	34.01	-	34.01	4,226	1.66	0.00 - 0.00	8.39	-	8.39
2021	132	31.37	-	31.37	4,145	0.44	0.00 - 0.00	18.92	-	18.92
2020	141	26.38	-	26.38	3,729	0.96	0.00 - 0.00	19.11	-	19.11
2019	137	22.15	-	22.15	3,034	—	0.00 - 0.00	11.87	-	11.87

FINANCIAL STATEMENTS - STATUTORY-BASIS

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Years ended December 31, 2023 and 2022
With Reports of Independent Auditors

1

Report of Independent Auditors
The Board of Directors
Lincoln Benefit Life Company
Opinion

We have audited the statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2023 and 2022, and the related statements of operations, changes in capital stock and surplus and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

2
A member firm of Ernst & Young Global Limited

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Chicago, Illinois
March 29, 2024

3
A member firm of Ernst & Young Global Limited

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS DECEMBER 31, 2023 AND 2022 ($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

	December 31, 2023	December 31, 2022

Admitted Assets
Bonds	$8,022,811	$8,340,362
Preferred stocks	222,693	238,139
Common stocks	70,961	61,749
Mortgage loans	484,600	710,991
Contract loans	32,633	31,920
Other investments	564,425	335,417
Receivables for securities	65,846	16,359
Cash, cash equivalents and short-term investments	312,316	575,999

Total cash and invested assets	9,776,285	10,310,936

Due and accrued investment income	83,530	78,393
Current income tax recoverable	28,584	32,283
Net deferred tax asset	33,181	32,900
Deferred premium and other assets, net	240,181	216,830
Separate account assets	1,563,409	1,370,352
Total Admitted Assets	$11,725,170	$12,041,694

Liabilities, Capital Stock and Surplus
Reserves for policy benefits	4,299,274	4,698,846
Reinsurance payable	24,416	24,293
Interest maintenance reserve	93,257	109,913
Asset valuation reserve	76,045	68,154
Funds held under coinsurance	4,315,280	4,343,118
Other liabilities	51,419	79,552
Repurchase liability	1,014,403	939,661
Separate account liabilities	1,563,409	1,370,352
Total Liabilities	$11,437,503	$11,633,889

Capital Stock and Surplus
Common capital stock, $100 par value,
30,000 shares authorized and 25,000 shares outstanding	2,500	2,500
Surplus note	60,000	60,000
Gross paid in and contributed surplus	320,739	320,739
Unassigned (deficit) funds	(95,572)	24,566
Total Capital Stock and Surplus	$287,667	$407,805

Total Liabilities, Capital Stock and Surplus	$11,725,170	$12,041,694

See Notes to the Statutory-Basis Financial Statements

4

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF OPERATIONS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 ($'S IN THOUSANDS)

	2023	2022	2021

Revenue
Premiums	$16,840	$29,331	$(156,446)
Net investment income	374,326	390,941	377,490
Commissions and expense allowance	63,916	58,001	56,155
Reserve adjustments on reinsurance ceded	(49,155)	(31,472)	(87,188)
Other income	22,154	8,014	2,768
Total revenue	428,081	454,815	192,779

Benefits and expenses
Benefit payments to policyholders and beneficiaries	$505,459	$372,910	$378,774
Net change to policy benefit reserves	(327,468)	(217,367)	(401,180)
Net transfers from separate accounts	(39,150)	(16,696)	(75,251)
Commissions and operating expenses	275,942	264,522	262,769
Total benefits and expenses	414,783	403,369	165,112
Gain from operations before dividends and taxes	13,298	51,446	27,667
Policyholder dividends	34	29	28
Gain from operations before taxes	13,264	51,417	27,639
Income tax expense (benefit)	10,273	(12,868)	(15,223)
Net gain from operations	2,991	64,285	42,862
Net realized capital (losses) gains	(21,390)	(2,585)	13,657

Net (loss) income	$(18,399)	$61,700	$56,519

See Notes to the Statutory-Basis Financial Statements

5

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 ($'S IN THOUSANDS)

				Additional		Total
			Surplus	Paid-In	Unassigned	Capital Stock
	Common Capital Stock		Notes	Capital	Funds	and Surplus
Balance, December 31, 2020	25,000	$2,500	$—	$255,739	$158,044	$416,283
Change in paid-in capital	—	—	—	65,000	—	65,000
Net income	—	—	—	—	56,519	56,519
Change in net unrealized capital gains (losses)	—	—	—	—	(60,311)	(60,311)
Change in net deferred income tax	—	—	—	—	12,432	12,432
Change in nonadmitted assets	—	—	—	—	(19,805)	(19,805)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	3,530	3,530
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	—	—	5,766	5,766
Change in asset valuation reserve	—	—	—	—	(22,464)	(22,464)
Change in ceding commission	—	—	—	—	(20,128)	(20,128)
Balance, December 31, 2021	25,000	$2,500	$—	$320,739	$113,584	$436,823
Net income	—	—	—	—	61,700	61,700
Change in net unrealized capital gains (losses)	—	—	—	—	(132,691)	(132,691)
Change in net deferred income tax	—	—	—	—	17,523	17,523
Change in nonadmitted assets	—	—	—	—	14,782	14,782
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(847)	(847)
Change in asset valuation reserve	—	—	—	—	16,922	16,922
Change in surplus note	—	—	60,000	—	—	60,000
Dividends to stockholders	—	—	—	—	(43,000)	(43,000)
Change in ceding commission	—	—	—	—	(23,407)	(23,407)
Balance, December 31, 2022	25,000	$2,500	$60,000	$320,739	$24,566	$407,805
Net loss	—	—	—	—	(18,399)	(18,399)
Change in net unrealized capital gains (losses)	—	—	—	—	(80,794)	(80,794)
Change in net deferred income tax	—	—	—	—	35,053	35,053
Change in nonadmitted assets	—	—	—	—	(14,295)	(14,295)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(1,065)	(1,065)
Change in asset valuation reserve	—	—	—	—	(7,892)	(7,892)
Change in ceding commission	—	—	—	—	(32,746)	(32,746)
Balance, December 31, 2023	25,000	$2,500	$60,000	$320,739	$(95,572)	$287,667

See Notes to the Statutory-Basis Financial Statements

6

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CASH FLOWS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 ($'S IN THOUSANDS)

	2023	2022	2021

Cash flows from operating activities:
Premiums and other income received	$86,462	$99,639	$119,031
Investment income received	367,838	376,724	349,304
Benefit payments to policyholders and beneficiaries, including net transfers to/from separate accounts	(539,864)	(331,339)	(394,387)
Commissions, expenses and taxes paid	(278,874)	(238,920)	(292,818)
Net Cash Used in Operating Activities	(364,438)	(93,896)	(218,870)

Cash flows from investing activities:
Proceeds from investments sold, matured, repaid or received
Bonds	$521,499	$949,493	$2,692,020
Mortgage loans	88,828	207,886	230,722
Repurchase agreements	74,743	701,736	237,925
Other investments	76,189	26,785	50,826
Subtotal proceeds from investments	761,259	1,885,900	3,211,493

Cost of investments acquired:
Bonds	254,641	1,280,319	2,556,186
Stocks	86,383	21,568	229,605
Mortgage loans	18,645	78,695	351,123
Other investments	129,649	106,238	97,126
Subtotal investments acquired	489,318	1,486,820	3,234,040

Net Increase (Decrease) in Contract Loans	690	(2,467)	(910)
Net Cash Provided by (Used in) Investing Activities	271,251	401,547	(21,637)

Cash flows from financing and miscellaneous sources:
Net (outflows) inflows on deposit-type contracts	$(48,493)	$(30)	$12,882
Surplus note	—	60,000	—
Dividend to stockholders	—	(43,000)	—
Funds held under coinsurance	(27,837)	15,914	62,766
Other cash applied	(94,166)	(137,443)	(25,017)
Net Cash (Used in) Provided by Financing and Miscellaneous Sources	(170,496)	(104,559)	50,631

Net (Decrease) Increase in Cash, Cash Equivalents and Short-term Investments	(263,683)	203,092	(189,876)

Cash, Cash Equivalents and Short-term Investments, Beginning of year	$575,999	$372,907	$562,783

Cash, Cash Equivalents and Short-term Investments, End of Year	$312,316	$575,999	$372,907

Supplemental disclosures of cash flow information for non-cash transactions:
Change of intercompany note payable and receivable	$—	$—	$36,325
Non-cash investment transfers	303,082	51,760	200,426
IMR cession	—	—	5,000
Surplus note commitment	—	—	35,000
Assets contributed from parent	—	—	15,000
Non-cash asset transfer for capital contribution	20,294	—	—
Capital contribution payable	10,000	33,276	50,162

See Notes to the Statutory-Basis Financial Statements

7

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”).

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). On December 31, 2022, GILICO, also a subsidiary of Kuvare US Holdings ("Kuvare"), transferred its ownership of Holdings and its subsidiaries to Kuvare, the ultimate parent of both.

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly-owned subsidiary of Lincoln Benefit on April 1, 2014.

The Company is authorized to sell life insurance and retirement products in all states as well as, in the District of Columbia, the U.S. Virgin Islands and Guam with the exception of New York. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017.

Allstate Life Insurance Company (“ALIC”), now known as Everlake Life Insurance Company ("Everlake"), continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business.

BASIS OF PRESENTATION

The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. There are no deviations from NAIC SAP in the Company’s statutory financial statements as presented for December 31, 2023, 2022 or 2021.

DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP
Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include:
•Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded in accumulated other comprehensive income. Other than temporary impairments ("OTTI") of bonds result in a permanent write-down in the carrying value of the investment. For U.S. GAAP, impairments of available-for-sale bonds are reflected in a valuation allowance booked as part of the change of the market value in the income statement.
•The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income.
8

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
•Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income.
•Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation.
•Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income.
•Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative.
•Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP.
•Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.
•Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.
•Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.
•A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.
•Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP reserves for term life and fixed annuities are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits.
•Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.
•Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.
•Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized over either the expected premium paying period or the expected gross profits.
•The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income.
9

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
•Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.
•Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted.
•The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations.
•NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required.
The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes and OTTI of investments.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

INVESTMENTS

Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value.
10

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Bonds

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are stated at amortized cost using the interest method. Where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. The ratings for certain residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges modeled by a third-party vendor chosen by the NAIC that correspond to each NAIC designation. Comparisons were initially made to the model based on amortized cost. Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.

Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class MBS and ABS are estimated by management using inputs obtained from third-party specialists and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Common Stocks

The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago (“FHLB”) stock are reported at cost, which approximates fair value.

Preferred Stocks

The Company holds unaffiliated redeemable and non-redeemable preferred stock. Preferred stocks are reported at amortized cost based on credit rating as prescribed in Statement of Statutory Accounting Principle (“SSAP”) No. 32, “Preferred Stock”. Effective January 2021, the NAIC revised SSAP No. 32 to SSAP No. 32R in order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve ("AVR"), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. This limitation results only when the call is 1) currently exercisable by the issuer, or 2) the issuer has announced that the instruments will be redeemed/called. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value.

Investments in Subsidiaries

Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2023 and 2022. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $120.7 million and $141.8 million as of December 31, 2023 and 2022, respectively.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are
11

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

It is the Company's policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. The Company held no investments in non-accrual status as of December 31, 2023 or 2022. Interest income is recognized on impaired mortgage loans upon receipt.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Investments

Other investments include investments in surplus notes, interests in limited partnerships, derivatives and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral.

The Company did not report any Low Income House Tax Credit (LIHTC) investments as of December 31, 2023 and 2022.

Derivatives

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR.

Derivative financial instruments acquired by the Company were used to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets related to the
12

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
Company’s equity indexed annuity and life contracts. The Company does not use derivatives for speculative purposes. Derivatives may include index option contracts and futures and interest rate swaps and are included in Other Investments on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

The Company did not report any derivatives as accounting hedges as of December 31, 2023 and 2022.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted.

INVESTMENT INCOME DUE AND ACCRUED

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2023 and 2022, the Company had $1.3 million and $0.0 million, respectively, of nonadmitted investment income due and accrued.

POLICY AND CONTRACT RESERVES

Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law.
Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience.
Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

LIABILITY FOR POLICY AND CONTRACT CLAIMS

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are
13

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes.

REINSURANCE

Policy and contract liabilities ceded have been reported as a reduction of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

EXPERIENCE REFUNDS

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations.

GUARANTY ASSOCIATION ASSESSMENTS

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time.

RECOGNITION OF REVENUE AND RELATED EXPENSES

Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred.

OTHER INCOME

Other income primarily consists of various insurance policy charges. In 2021, other income also includes IMR ceded as part of the Company’s reinsurance program described in Note 8.

SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts.

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts.
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LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:
•The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements.

•Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statement of Operations.

•Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts.

•The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

The results of variable annuity contracts and certain variable life policies are reinsured to Everlake pursuant to a modified coinsurance agreement.

NONADMITTED ASSETS

Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and deducted from surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2023 and 2022.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform with the current year financial statement presentation.

ACCOUNTING PRONOUNCEMENTS

Effective January 2025, with early adoption permitted, the NAIC revised SSAP No. 2R to further restrict investments that are permitted for reporting as a cash equivalent or short-term investments. The revisions are intended to capture certain investment types on Schedule BA and eliminate the ability to design certain investments to qualify for short-term reporting. Investments for consideration under this revision are collateral loans, non-collateral loans and surplus notes. The adoption of this revision is not expected to have a significant impact on the financial statements of the Company.

Effective December 2021, the NAIC revised SSAP No. 43R that 1) on Modeled RMBS/CMBS tranches that do not have expected losses will be assigned an NAIC 1 Designation and a NAIC 1.A. Designation Category and 2) financial modeling for "legacy" RMBS/CMBS securities, should continue to utilize the insurer's carrying value for said modeling. For non-legacy RMBS/CMBS (those that closed after December 31, 2012) the NAIC designation and NAIC designation category assigned by the NAIC Securities Valuation Office must be used. The impact of this revision did not have a significant impact on the financial statements as of December 31, 2021.

On March 15, 2021, the NAIC adopted, as final, the exposed revisions to SSAP No. 43R, “Loan-Backed and Structures Securities” to incorporate minor scope modifications to reflect recent changes to the Freddie Mac Structured Agency Credit Risk (STACR) and Fannie Mae Connecticut Avenue Securities (CAS) programs. The edits allow credit risk transfer securities from Freddie Mac and Fannie Mae to remain in scope of SSAP No. 43R when a REMIC structure is used. The adoption of these revisions did not have a significant impact on the financial statements of the Company.

Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 32, “Preferred Stocks” to SSAP No. 32R in
15

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
order to update guidance for perpetual preferred stocks. For reporting entities that maintain an Asset Valuation Reserve (“AVR”), perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Previously, these securities were carried based on NAIC credit rating with designations of NAIC 1 to NAIC 3 carried at amortized cost and NAIC 4 to NAIC 6 carried at the lower of amortized cost or fair value. The adoption of this revision resulted in a $4.5 million unrealized gain recorded as of December 31, 2021.

Effective January 2021 with early adoption permitted, the NAIC revised SSAP No. 26R, “Bonds” related to perpetual bonds which are now reported at fair value, not to exceed any currently effective call price. For perpetual bonds with an effective call option, any applicable premium is amortized utilizing the yield-to-worst method. The adoption of these revisions did not have an impact on the financial statements of the Company.

2.RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates.

Capital Contributions and Dividends

During 2022 and 2021, the Company received capital contributions in the amount of $0.0 million and $65.0 million, respectively, from GILICO.

The Company paid no ordinary dividends in 2023. The Company paid $43.0 million in ordinary dividends to its former parent, GILICO, on December 30, 2022. No ordinary dividends were paid in 2021.

For the year ended December 31, 2023, the Company contributed $70.0 million to Lancaster Re, of which, $10.0 million was recorded as a contribution payable as of December 31, 2023. For the year ended December 31, 2022, the Company contributed $47.1 million to Lancaster Re, of which, $33.3 million was recorded as a contribution payable as of December 31, 2022. In 2021, the Company contributed $76.2 million to Lancaster Re, of which, $50.2 million was recorded as a contribution payable as of December 31, 2021.
Reinsurance Related Agreements

As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates.

Effective October 1, 2020, amended on July 1, 2021 the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded statutory reserves of $1,224.0 million for which amounts are collateralized with a funds withheld account. The Company amended the agreement effective July 1, 2021 to increase the quota share from 35% to 50% on certain annuities ceding an additional $200.4 million of reserves. The Company had a receivable of $1.9 million at December 31, 2023 and a receivable of $0.3 million at December 31, 2022.

On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1,253.9 million in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $8.9 million and $14.7 million from GILICO under terms of the coinsurance agreement at December 31, 2023 and December 31, 2022, respectively.

Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2,773.2 million in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. Amortization of $18.5 million, $16.7 million and $16.0 million was recorded during the years ended December 31, 2023, 2022 and 2021, resulting in an unamortized balance in surplus at December 31, 2023, 2022 and 2021 of $163.0 million, $181.5 million and $198.2 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings
16

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $38.8 million and $14.0 million at December 31, 2023 and 2022, respectively.

There is no reported risk-based capital or primary security shortfall associated with these agreements.
Administrative Service Agreements and Other
Effective January 1, 2023, the Company entered into a Cost Sharing and Services Agreement with Kuvare Corporate Management LLC ("KCM") whereby KCM provides administrative and other services to the Company. Total expenses incurred under this agreement to KCM were $16.2 million for the year ended December 31, 2023.

The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. Total expenses incurred under this agreement to HoldCo were $2.3 million, $11.9 million and $9.7 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.4 million for the years ended December 31, 2023 and 2022 and $1.3 million for the year ended December 31, 2021.

Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) and Kuvare Insurance Services LP (“KIS”) whereby Kuvare and KIS have agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit reimburses Kuvare and KIS at cost for services provided by Kuvare and KIS pursuant to this agreement. Total expenses incurred under this agreement to the Company were $13.5 million, $8.6 million and $6.4 million for the year ended December 31, 2023, 2022 and 2021, respectively.

On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with KIS, whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. Total expenses incurred under this agreement to the Company were $24.4 million, $25.2 million and $24.5 million for the year ended December 31, 2023, 2022 and 2021, respectively.

The Company and Lancaster Re have entered into a Tax Allocation Agreement. Refer to Note 13 for more information related to this agreement.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company.

Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $1.0 billion). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2023 and 2022 were $500.0 million, respectively.

17

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2023 and 2022 were as follows:

($'s thousands)	December 31, 2023	December 31, 2022

2023	—	99,925
2024	149,500	60,000
2025	123,000	103,000
2026	25,000	12,000
2027	15,000	122,825
2028	50,000	4,000
2029	22,500	50,650
2031	16,000	20,000
2032	—	27,600
2033	99,000	—
Total	$500,000	$500,000

Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2023 were $21.2 million and $6.0 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2022 were $18.0 million and $5.2 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2021 were $20.0 million and $4.1 million, respectively.

Effective September 30, 2022, the Company established a revolving intercompany note of an amount not to exceed $250.0 million with an affiliated entity, Kuvare Bermuda Re Ltd ("KBR"). The Company had reported, including accrued interest, a $36.5 million receivable and $41.6 million receivable at December 31, 2023 and 2022, respectively. Interest will be accrued from the date of each draw at a rate equal to Term Secured Overnight Financing Rate ("SOFR") Reference rate, plus 375 basis points.

Amounts Due To or From Affiliates

The Company reported the following receivables/(payables) from/(to) affiliates as of December 31, 2023 and 2022 excluding amounts related to taxes (see Note 13) and reinsurance agreements:

($'s in thousands)	December 31, 2023	December 31, 2022

HoldCo	$(3,416)	$(107)
Lancaster Re	(3,656)	(2,688)
United Life Insurance Company	4	3
Guaranty Income Life Insurance Company	4	—
Kuvare	(5,340)	(10,548)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

18

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

3.INVESTMENTS
The statement value and fair value of the Company’s debt securities as of December 31, 2023 and 2022 were as follows:

December 31, 2023
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. governments	$182,221	$1	$(61,771)	$120,451
All other governments	19,748	—	(6,026)	13,722
U.S. political subdivisions	56,072	406	(7,533)	48,945
Special revenue	1,402,390	60	(274,691)	1,127,759
Industrial and miscellaneous	6,241,077	4,355	(878,867)	5,366,565
Hybrids	121,303	439	(15,845)	105,897
Total bonds	$8,022,811	$5,261	$(1,244,733)	$6,783,339

December 31, 2022
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. governments	$179,218	$1	$(58,788)	$120,431
All other governments	20,815	—	(5,960)	14,855
U.S. political subdivisions	56,489	—	(10,742)	45,747
Special revenue	1,405,421	29	(324,096)	1,081,354
Industrial and miscellaneous	6,550,655	1,546	(1,074,594)	5,477,607
Hybrids	127,764	—	(24,392)	103,372
Total bonds	$8,340,362	$1,576	$(1,498,572)	$6,843,366

19

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The statement value and estimated fair value as of December 31, 2023 by maturity periods for debt securities, other than ABS and MBS were as shown below:

December 31, 2023

($'s in thousands)	Statement Value	Fair Value

Due in one year or less	$—	$—
Due after one through five years	680,282	645,519
Due after five through ten years	810,142	729,431
Due after ten years	4,267,542	3,413,636
Total before asset and mortgage-backed securities	5,757,966	4,788,586
Asset and mortgage-backed securities	2,264,845	1,994,753
Total bonds	$8,022,811	$6,783,339

Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales of investments in debt securities for the years ended December 31, 2023, 2022 and 2021 were $0.2 billion, $0.6 billion and $2.0 billion, respectively; gross gains for the years ended December 31, 2023, 2022 and 2021 were $0.0 million, $21.3 million and $140.4 million, respectively, and gross losses for the years ended December 31, 2023, 2022 and 2021 were $6.1 million, $39.4 million and $18.8 million, respectively. Investment grade debt securities were 96.5% of the Company’s total debt securities as of December 31, 2023 and 2022, respectively.

The Company held the following 5GI securities at December 31, 2023 and December 31, 2022:

($'s in thousands, except # of securities)	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2023	2022	2023	2022	2023	2022
Bonds - Amortized Cost	—	—	$—	$—	$—	$—
Loan Backed and Structured Securities - Amortized Cost	—	—	—	—	—	—
Preferred Stock - Amortized Cost	1	1	17,500	15,721	20,043	15,721
Preferred Stock - Fair Value	—	—	—	—	—	—
Total	1	1	17,500	15,721	20,043	15,721

5GI securities are securities that have an NAIC 5 designation while "GI" refers to General Interrogatory and distinguishes NAIC 5GI securities from an NAIC 5 Designation.

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2023, 2022 and 2021 were as follows:

($'s in thousands, except # of securities)
	December 31, 2023		December 31, 2022		December 31, 2021
Type	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of CUSIPs	—	—	6	—	15	—
Aggregate Amount of Investment Income	$—	$—	$1,602	$—	$1,803	$—

20

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
Pricing

Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market.

Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third-party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure.

Values of RMBS, CMBS and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices.

For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property.

Other-than-temporary impairments (OTTI)

The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

21

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default.

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered not probable. For loan‐backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered above average but not probable. For loan‐backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non‐repayment is considered probable. For loan‐backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2023 and December 31, 2022, the Company incurred $29.4 million and $0.1 million of OTTI, respectively. See Footnote 5 for additional discussion surrounding OTTI. As of December 31, 2021, the Company did not incur any OTTI.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or
22

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.
The gross unrealized losses and fair value of investments carried at amortized cost aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2023 and 2022 were as follows:

December 31, 2023	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. governments	4	$8,907	$(165)	21	$111,490	$(61,607)	25	$120,397	$(61,772)
All other governments	—	—	—	3	13,722	(6,026)	3	13,722	(6,026)
U.S. political subdivisions	2	426	(18)	13	38,876	(7,515)	15	39,302	(7,533)
Special revenue	27	137,066	(2,620)	277	983,874	(272,070)	304	1,120,940	(274,690)
Industrial and miscellaneous	57	177,185	(5,835)	1,201	4,837,095	(873,033)	1,258	5,014,280	(878,868)
Hybrids	2	12,400	(140)	24	90,525	(15,704)	26	102,925	(15,844)
Total bonds	92	$335,984	$(8,778)	1,539	$6,075,582	$(1,235,955)	1,631	$6,411,566	$(1,244,733)

Total preferred stocks	—	$—	$—	4	$15,275	$(1,230)	4	$15,275	$(1,230)
Total bonds and stocks	92	$335,984	$(8,778)	1,543	$6,090,857	$(1,237,185)	1,635	$6,426,841	$(1,245,963)

December 31, 2022	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. governments	19	$53,201	$(10,252)	5	$67,189	$(48,536)	24	$120,390	$(58,788)
All other governments	3	12,360	(4,455)	1	2,495	(1,505)	4	14,855	(5,960)
U.S. political subdivisions	14	40,760	(8,034)	4	4,988	(2,708)	18	45,748	(10,742)
Special revenue	226	709,208	(138,431)	115	369,334	(185,665)	341	1,078,542	(324,096)
Industrial and miscellaneous	870	4,320,179	(721,353)	499	1,057,629	(353,241)	1,369	5,377,808	(1,074,594)
Hybrids	23	73,798	(17,388)	9	29,573	(7,004)	32	103,371	(24,392)
Total bonds	1,155	$5,209,506	$(899,913)	633	$1,531,208	$(598,659)	1,788	$6,740,714	$(1,498,572)

Total preferred stocks	3	$12,935	$(1,070)	1	$2,490	$(10)	4	$15,425	$(1,080)
Total bonds and stocks	1,158	$5,222,441	$(900,983)	634	$1,533,698	$(598,669)	1,792	$6,756,139	$(1,499,652)

Repurchase Agreements

In 2021, the Company entered into repurchase agreements. Repurchase agreements are accounted for as secured borrowings within the liabilities section of the financial statements. In a repurchase agreement, the company receives cash and incurs a liability to return those funds, plus interest, at a specified future date. These agreements are normally short term in nature and assets are restricted as collateral. All transactions are documented under Master Repurchase Agreements (MRA) or Global MRA and are accounted for in the Company's books and records.

In order to mitigate the credit risk and replacement risk associated with such agreements, repurchase transactions are diversified across multiple counterparties. Each counterparty is approved through a formal credit process, monitored daily, and reviewed periodically via Goldman Sachs Asset Management (GSAM) Counterparty Risk Committee.

Repurchase transactions are generally collateralized by Treasuries, Agency Debentures, Agency MBS, IG Corporates and Municipals with a haircut at or below 5% in favor of the counterparties. The securities posted as collateral are priced daily and if the need arises margin is moved the same day to maintain a proper collateralization. The holdings of the investment portfolio are monitored closely to ensure adequate excess of eligible collateral for the margining process.
23

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

These repurchase agreements are Tri-party between Lincoln Benefit, GSAM, and bank counterparties. The following table describes the maximum and ending balance for each maturity time frame:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2023
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	1,004,034	1,002,441	1,005,068	1,083,933
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	995,477	992,914	912,288	1,011,515
> 1 Year	—	—	—	—
Total Ending Balance	$995,477	$992,914	$912,288	$1,011,515

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2022
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	769,787	946,177	989,336	998,702
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	769,787	946,177	903,556	936,958
> 1 Year	—	—	—	—
Total Ending Balance	$769,787	$946,177	$903,556	$936,958

24

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

The following table details the securities "sold" under repurchase agreements:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2023
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	XXX
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$1,044,852	$1,062,174	$1,046,080	$1,015,550

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	XXX
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$1,044,852	$1,061,043	$948,091	$982,728

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2022
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	XXX
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$814,195	$994,776	$1,036,908	$1,031,553

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	XXX
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$814,195	$994,776	$919,077	$973,200

The following table details the type and designation for securities "sold" under repurchase agreements:

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2023
Bonds – Book Adjusted Carry Value	$618,527	$559,390	$10,439	$1,188,356
Bonds – FV	$491,357	$481,124	$10,247	$982,728

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2022
Bonds – Book Adjusted Carry Value	$591,907	$634,288	$10,621	$1,236,816
Bonds – FV	$449,362	$514,145	$9,693	$973,200

25

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

4. MORTGAGE LOANS

The Company invests in first lien commercial mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.
The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2023 and 2022 was as follows:

($'s in thousands)	December 31, 2023	December 31, 2022

Arizona	$15,163	$33,312
California	61,980	66,557
Colorado	—	10,000
Florida	36,644	22,652
Georgia	94,385	106,914
Illinois	38,826	39,500
Massachusetts	13,549	14,086
Minnesota	23,250	37,262
Nevada	6,650	7,272
New Jersey	54,974	54,056
New York	88,376	73,896
North Carolina	15,907	187,519
Ohio	22,484	20,710
Pennsylvania	12,412	22,914
South Carolina	—	14,341
Total mortgage loans	$484,600	$710,991

In 2023, the Company transferred $187.5 million of single family residential mortgage loans into other invested assets with the characteristics of mortgage loans. Based on a review of the characteristics of the mortgage pools, which are not fixed, the Company determined the underlying characteristics are more reflective of other invested assets than mortgage loans.

Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $28.7 million and $49.2 million at December 31, 2023 and 2022, respectively.

During 2023, the Company did not originate any commercial loans therefore the maximum and minimum lending rates were 0.00%, respectively. The maximum and minimum lending rates for commercial mortgage loans during 2022 were 9.03% and 4.75%, respectively. During the years ended December 31, 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 76% and 57% of the properties’ value at the time the original loan was made in 2023 and 2022, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. During the years ended December 31, 2023, 2022 or 2021, no loans were impaired or past due.

A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to
26

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2023 or 2022.
As of December 31, 2023, the Company restructured one loan, Alpine Summit Collateral Loan. The underlying collateral value exceeded the outstanding loan value when it was restructured and the Company did not recognize any loss for the restructure. During 2022, the Company held no restructured loans. Should the Company hold any other troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt.

The credit quality indicator for the Company’s mortgage loans is a risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The commercial mortgage loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the Asset Valuation Reserve calculation. The statement value of the Company’s mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2023 and 2022 was as follows:

($'s in thousands)	December 31, 2023	December 31, 2022

CM1 - Highest Quality	$272,406	$296,272
CM2 - High Quality	136,266	128,164
CM3 - Medium Quality	50,928	74,036
CM4 - Low Medium Quality	—	25,000
Overdue and not in process of foreclosure	25,000	—
Total commercial mortgage loans	$484,600	$523,472

Residential mortgage loans	—	187,519
Total mortgage loans	$484,600	$710,991

5.     INVESTMENT GAINS AND LOSSES
Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis.

27

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2023, 2022 and 2021 were comprised of the following:

($'s in thousands)	2023	2022	2021

Debt securities	$(13,120)	$(20,402)	$125,693
Preferred stock	(23,098)	—	—
Mortgage loans	137	—	62
Cash, cash equivalents and short-term investments	—	—	29
Derivative instruments	2,892	(6,093)	6,928
Other invested assets	(23)	—	701
Subtotal	(33,212)	(26,495)	133,413
Capital gains (benefit) tax expense	(6,575)	(6,217)	20,979
Net realized (losses) gains	(26,637)	(20,278)	112,434
Losses (Gains) transferred to IMR (net of taxes)	5,247	17,693	(98,777)
Total	$(21,390)	$(2,585)	$13,657

Realized capital gains and losses for 2023 included the following related to OTTI:

($'s in thousands)
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
33616C761	$2,500	$50	$2,450	$50	$50	06/30/23
33616C746	20,673	413	20,260	413	413	06/30/23
225401AR9	6,675	334	6,341	334	334	06/30/23
33616C761	50	0	$50	0	0	12/31/23
33616C746	413	74	$339	74	74	12/31/23
Total			$29,440

Realized capital gains and losses for 2022 included the following related to OTTI:

($'s in thousands)
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
00037U-AF-7	$149	$17	$131	$17	$17	12/31/22
Total			$131

Realized capital gains and losses for 2021 did not include any OTTI.

28

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2023, 2022 and 2021:

($'s in thousands)	2023	2022	2021

Common stock	$(751)	$(741)	$377
Common stocks of affiliates	(91,101)	(79,783)	(69,665)
Preferred stock	7,771	(51,358)	4,510
Derivative instruments	999	(1,511)	(1,029)
Other invested assets	2,288	702	5,496
Total	$(80,794)	$(132,691)	$(60,311)

6.NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2023, 2022 and 2021 consisted of:

($'s in thousands)	2023	2022	2021

Debt securities	$381,488	$354,952	$321,509
Equity securities	18,006	16,635	12,839
Mortgage loans	28,937	38,141	36,954
Contract loans	1,692	1,589	1,702
Cash, cash equivalents and short-term investments	11,078	14,097	2,541
Other invested assets	31,643	23,562	13,570
Gross investment income	472,844	448,976	389,115
Interest expenses	81,445	40,993	19,974
Third party administration costs	28,426	30,557	30,939
Other investment expenses	57	74	(268)
Net investment income before IMR amortization	362,916	377,352	338,470
IMR amortization	11,410	13,589	39,020
Total net investment income	$374,326	$390,941	$377,490

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. Investment income due and accrued of $1.3 million and $0.0 million was excluded from surplus at December 31, 2023 and December 31, 2022, respectively. Gross investment income due and accrued was $84.8 million and $83.5 million at December 31, 2023 and December 31, 2022, respectively.

29

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Included in investment income due and accrued is paid-in-kind ("PIK") interest. The cumulative amount of PIK interest at December 31, 2023 is as follows:

($'s In thousands)	PIK Interest (Cumulative):
CUSIP:	2023	2022
8002932C1	$401	$57,489
95218#AA2LBL	355	—
BKI17EJT3	1,136	—
95218#AD6	70	—
95218#AE4	127	—
122249AA3	116	78,716
178694AA3	34	21,416
3136BMAH1	28	17,787
3137FY7H3	212	133,461
38379G2S5	1,648	1,441,744
38379PBV8	1,557	1,352,151
38380U2K8	1,125	1,085,823
38380VQ53	1,316	1,070,636
38380YAC9	277	220,746
38381TFA8	470	364,108
43037BAA0	44	23,024
59171UAA0	221	147,362
65619CAA7	368	115,859
76927TAB2	118	79,028
88430LAA6KUV	42	21,147
Total:	$9,665	$6,230

7.    DERIVATIVES

Derivative financial instruments utilized by the Company included index options, futures contracts and interest rate swaps. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

Market risk is the risk that the Company will incur losses due to adverse changes in market prices or rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company's senior management has established risk control limits.

Counterparty credit risk relates to the Company's potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. The derivatives are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. At December 31, 2023, the Company had $0.8 million in cash collateral from counterparties related to organized exchanges. At December 31, 2022, the Company had $0.6 million in cash collateral from counterparties related to organized exchanges.

The Company uses derivatives to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets. The Company does not use derivatives for speculative purposes.

The paragraphs below describe the derivatives the Company uses, including the objectives, cash requirements and accounting policies.
30

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Futures

The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash.

Options

The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss.
The Company did not report any derivatives as accounting hedges as of December 31, 2023 or 2022.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

Derivatives are carried in accordance with SSAP No. 86, “Derivatives.” The Company’s underlying notional or principal amounts and gross fair values as of December 31, 2023 and 2022 were as follows:

	December 31, 2023				December 31, 2022
	Notional		Gross Fair Value		Notional		Gross Fair Value

($'s in thousands)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Options and Futures	$11,605	$—	$1,285	$—	$11,063	$11,188	$499	$12

31

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
8.    REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. Everlake represents over 40% of the Company’s ceded reserves as of December 31, 2023 and December 31, 2022, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis. The Company’s modified coinsurance reserves (general account only) were $58.2 million and $136.8 million as of December 31, 2023 and 2022, respectively.

The existing reinsurance agreements are subject to risk transfer as defined under SSAP No. 61R Life, Deposit-Type and Accident and Health Reinsurance and supplemented by A-791 Life and Health Reinsurance Agreements.  The Company has not entered into any reinsurance contracts that would limit the reinsurer’s assumption of significant risk or contain provisions that delay recording or reimbursement of losses.  All contracts settle quarterly, at a minimum.  There is one modified coinsurance – monthly renewable term agreement with Hannover covering certain life and annuity business that provides protection over excess losses effectuated through an experience refund mechanism. Reinsurance accounting has been applied with a credit recorded for reserves.  In establishing the reserve credit, the Company has considered all underlying business assumptions including contract terms that could limit the assumed liability by the reinsurer. While there is sufficient risk transfer for SAP, the likelihood of GAAP net risk transfer is small enough to merit the differential accounting treatment with GAAP reporting this treaty under deposit accounting and is in the process of being recaptured.

On December 10, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. Amortization of $14.2 million, $6.7 million and $4.1 million was recorded in 2023, 2022 and 2021, respectively, resulting in an unamortized balance in surplus of $40.0 million, $54.2 million and $60.9 million at December 31, 2023, December 31, 2022 and December 31, 2021, respectively. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured.

32

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The effects of reinsurance were as follows for the years ended December 31, 2023, 2022 and 2021:

($'s in thousands)	2023	2022	2021

Insurance and other individual policy benefits and claims*:
Direct	$1,285,312	$1,324,960	$1,405,473
Assumed	49,982	53,702	53,608
Ceded - affiliated	(336,096)	(302,459)	(239,812)
Ceded - other non-affiliated	(864,068)	(937,074)	(1,058,507)
Net policy benefits and claims	$135,130	$139,129	$160,762

*Excludes surrender benefits

($'s in thousands)	2023	2022	2021
Premiums and annuity considerations:
Direct	$966,902	$1,057,444	$1,263,057
Assumed	23,790	38,722	42,987
Ceded - affiliated	(61,900)	(38,330)	(225,024)
Ceded - other non-affiliated	(911,952)	(1,028,505)	(1,237,466)
Net premiums and annuity considerations	$16,840	$29,331	$(156,446)

On March 6, 2019, Scottish Re (“SRUS”) was put into receivership by the Delaware Department of insurance (“the Receiver”). The Receiver filed a petition for approval of a rehabilitation plan for SRUS as of June 30, 2020; this plan was superceded by the Modified Plan of the Rehabilitation of Scottish Re effective June 30, 2022. Effective July 18, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order with the recognition that SRUS was impaired and of unsound condition and that the rehabilitation was no longer viable. SRUS and the majority of its directors consented to the entry of this order which was deemed to be in the best interest of SRUS, its creditors and the general public. The Company released ceded reserves of $2.7 million to reflect the cancellation of the agreements per the terms of the liquidation order as of September 30, 2023. For claim recoverables, the Company had offset due premium against the outstanding settlements. Also, the Company received a $2.0 million partial payment in May 2022 under the court’s directive. As of December 31, 2023, the Company has written-off $1.5 million of ceded benefits with future action dependent on the manner of distribution of the SRUS assets. The Company has fully non-admitted the remaining $6.3 million of unpaid settlements in accordance with recent interpretative accounting guidance issued by the NAIC under SSAP No. 61R which requires assets to be held in trust or supported by other collateral for admission. The Company had non-admitted $6.8 million of outstanding claim recoverables as of December 31, 2022. The Company did not write off any uncollectible reinsurance balances due for the year ended December 31, 2022.

33

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

For the years ended December 31, 2023, 2022 and 2021, the Company had the following experience as a result of the commutation/recapture of ceded reinsurance:

($'s in thousands)	2023	2022	2021
(1) Claims incurred	$13,521	$15,400	$17,813
(2) Claims adjustment expenses incurred	—	—	—
(3) Premiums earned	(11,141)	(14,141)	(15,233)
(4) Other	—	—	—
Reserve Adjustment on Reinsurance Ceded	(2,447)	(1,335)	(2,517)
Commission and expense allowance	43	49	579
	$(24)	$(27)	$642

(5) Company
Hannover Life Reassurance Company of America	$(24)	$(27)	$(29)
SCOR SE	—	—	671
	$(24)	$(27)	$642
9.RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges.

As of December 31, 2023, 2022 and 2021, the Company had $3,826.5 million, $3,934.7 million and $4,123.5 million of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2023 and 2022 totaled $68.6 million and $70.5 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions.

The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2023 and 2022.

34

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Additional reserve changes in 2023 were as follows:

2023			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
Annuity Reserve C3 Phase 1 Testing	$20,000	$—		$20,000	$—	$—	$—	$—

3106999 Total	$20,000	$—	$—	$20,000	$—	$—	$—	$—

There were no other reserve changes or additional reserves recorded in 2022.

Other reserve changes in 2021 were as follows:

2021			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
DA MVAA Change in Reserve Methodology	$(5,766)	$—		$(2,901)	$—	$—	$—	$(2,866)

3106999 Total	$(5,766)	$—	$—	$(2,901)	$—	$—	$—	$(2,866)
35

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2023 and 2022 were as follows:

	December 31, 2023
	($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$21,322	$82,337
		b.	Universal life	795,111	795,089	800,909
		c.	Universal life with secondary guarantees	3,636,494	3,184,409	6,902,503
		d.	Indexed universal life	66,894	59,814	63,715
		e.	Indexed universal life with secondary guarantees	733,695	572,825	635,344
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	55,176	68,700
		h.	Variable life	—	—	—
		i.	Variable universal life	111,223	107,243	117,684
		j.	Miscellaneous reserves	—	—	47,672
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	2,866,121
		b.	Accidental death benefits	XXX	XXX	85
		c.	Disability - active lives	XXX	XXX	680
		d.	Disability - disabled lives	XXX	XXX	27,438
		e.	Miscellaneous reserves	XXX	XXX	92,614
	(3)	Total (gross: direct + assumed)		5,343,417	4,795,878	11,705,802
	(4)	Reinsurance ceded		5,077,645	4,569,770	11,408,559
	(5)	Total (net) (3 minus 4)		$265,772	$226,108	$297,243

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—
36

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	1,166,850	1,159,129	1,167,387
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		1,166,850	1,159,129	1,167,387
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$1,166,850	$1,159,129	$1,167,387

D.				Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)		$275,332
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)		2
	3	Exhibit 5, Disability - Active Lives Section, Total (net)		—
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)		448
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)		21,461
	6	Subtotal		297,243

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2		1,167,387
	8	Exhibit 3,line 0499999, Column 2		—
	9	Exhibit 3,line 0599999, Column 2		—
	10	Subtotal (Lines 7 through 9)		1,167,387
	11	Combined Total (Lines 6 plus 10)		$1,464,630

37

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

December 31, 2022
($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$19,292	$55,987
		b.	Universal life	814,348	814,299	820,601
		c.	Universal life with secondary guarantees	3,693,229	3,184,409	6,863,409
		d.	Indexed universal life	65,741	57,664	61,813
		e.	Indexed universal life with secondary guarantees	706,529	521,371	600,190
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	50,641	64,661
		h.	Variable life	—	—	—
		i.	Variable universal life	108,322	107,243	116,375
		j.	Miscellaneous reserves	—	—	62,880
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	3,111,033
		b.	Accidental death benefits	XXX	XXX	134
		c.	Disability - active lives	XXX	XXX	799
		d.	Disability - disabled lives	XXX	XXX	26,314
		e.	Miscellaneous reserves	XXX	XXX	56,194
	(3)	Total (gross: direct + assumed)		5,388,169	4,754,919	11,840,390
	(4)	Reinsurance ceded		5,118,401	4,486,943	11,559,840
	(5)	Total (net) (3 minus 4)		$269,768	$267,976	$280,550

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	999,255	998,447	999,083
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		999,255	998,447	999,083
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$999,255	$998,447	$999,083
38

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)	$278,539
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)	2
	3	Exhibit 5, Disability - Active Lives Section, Total (net)	—
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)	471
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,538
	6	Subtotal	280,550

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2	999,083
	8	Exhibit 3,line 0499999, Column 2	—
	9	Exhibit 3,line 0599999, Column 2	—
	10	Subtotal (Lines 7 through 9)	999,083
	11	Combined Total (Lines 6 plus 10)	$1,279,633
39

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
10.WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2023 and 2022 were as follows:

December 31, 2023
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$170,574	$29,476	$—	$200,050	4.6%
		b.	At book value less current surrender charge of 5% or more	20,809	—	—	20,809	0.5%
		c.	At fair value	16,730	—	365,261	381,991	8.8%
		d.	Total with market value adjustment or at fair value (Total of a through c)	208,113	29,476	365,261	602,850	13.9%
		e.	At book value without adjustment (minimal or no charge or adjustment)	3,439,275	—	—	3,439,275	79.3%
	2.	Not subject to discretionary withdrawal		291,257	—	4,745	296,002	6.8%
	3.	Total (gross: direct + assumed)		3,938,645	29,476	370,006	4,338,127	100.0%
	4.	Reinsurance ceded		1,958,666	29,476	—	1,988,142
	5.	Total (net) (line 3 minus 4)		$1,979,979	$—	$370,006	$2,349,985
	6.	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$17,090	$—	$—	$17,090

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$159,325	$18	$—	$159,343	63.6%
		b.	At book value less current surrender charge of 5% or more	66	—	—	66	0.0%
		c.	At fair value	—	—	25,912	25,912	10.4%
		d.	Total with market value adjustment or at fair value (Total of a through c)	159,391	18	25,912	185,321	74.0%
		e.	At book value without adjustment (minimal or no charge or adjustment)	41,082	—	—	41,082	16.4%
	2.	Not subject to discretionary withdrawal		24,104	—	68	24,172	9.6%
	3.	Total (gross: direct + assumed)		224,577	18	25,980	250,575	100.0%
	4.	Reinsurance ceded		44,454	18	—	44,472
	5.	Total (net) (line 3 minus 4)		$180,123	$—	$25,980	$206,103
	6.	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$12	$—	$—	$12

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	804	—	—	804	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	804	—	—	804	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	40,166	—	—	40,166	2.9%
	2.	Not subject to discretionary withdrawal		1,354,496	—	—	1,354,496	97.0%
	3.	Total (gross: direct + assumed)		1,395,466	—	—	1,395,466	100.0%
	4.	Reinsurance ceded		55,838	—	—	55,838
	5.	Total (net) (line 3 minus 4)		$1,339,628	$—	$—	$1,339,628
	6.	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—
40

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$2,160,101
	2.	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3.	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	1,339,628
	4.	Subtotal	3,499,729

	Separate Accounts Annual Statement:
	5.	Exhibit 3,line 0299999, Column 2	395,986
	6.	Exhibit 3,line 0399999, Column 2	—
	7.	Policyholder dividend and coupon accumulations	—
	8.	Policyholder premiums	—
	9.	Guaranteed interest contracts	—
	10.	Other contract deposit funds	—
	11.	Subtotal	395,986
	12.	Combined Total	$3,895,715

41

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

December 31, 2022
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$191,028	$32,509	$—	$223,537	4.7%
		b.	At book value less current surrender charge of 5% or more	47,185	—	—	47,185	1.0%
		c.	At fair value	17,968	—	342,853	360,821	7.5%
		d.	Total with market value adjustment or at fair value (Total of a through c)	256,181	32,509	342,853	631,543	13.2%
		e.	At book value without adjustment (minimal or no charge or adjustment)	3,805,303	—	—	3,805,303	79.8%
	2	Not subject to discretionary withdrawal		329,636	—	3,859	333,495	7.0%
	3	Total (gross: direct + assumed)		4,391,120	32,509	346,712	4,770,341	100.0%
	4	Reinsurance ceded		2,074,698	32,509	—	2,107,207
	5	Total (net) (line 3 minus 4)		$2,316,422	$—	$346,712	$2,663,134
	6	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$24,430	$—	$—	$24,430

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$176,998	$89	$—	$177,087	63.9%
		b.	At book value less current surrender charge of 5% or more	129	—	—	129	0.0%
		c.	At fair value	—	—	23,728	23,728	8.6%
		d.	Total with market value adjustment or at fair value (Total of a through c)	177,127	89	23,728	200,944	72.5%
		e.	At book value without adjustment (minimal or no charge or adjustment)	47,665	—	—	47,665	17.2%
	2	Not subject to discretionary withdrawal		28,451	—	71	28,522	10.3%
	3	Total (gross: direct + assumed)		253,243	89	23,799	277,131	100.0%
	4	Reinsurance ceded		49,928	89	—	50,017
	5	Total (net) (line 3 minus 4)		$203,315	$—	$23,799	$227,114
	6	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$10	$—	$—	$10

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	1,069	—	—	1,069	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	1,069	—	—	1,069	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	58,886	—	—	58,886	4.0%
	2	Not subject to discretionary withdrawal		1,406,331	—	—	1,406,331	95.9%
	3	Total (gross: direct + assumed)		1,466,286	—	—	1,466,286	100.0%
	4	Reinsurance ceded		78,164	—	—	78,164
	5	Total (net) (line 3 minus 4)		$1,388,122	$—	$—	$1,388,122
	6	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—
42

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$2,519,738
	2	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	1,388,122
	4	Subtotal	3,907,860

	Separate Accounts Annual Statement:
	5	Exhibit 3,line 0299999, Column 2	370,511
	6	Exhibit 3,line 0399999, Column 2	—
	7	Policyholder dividend and coupon accumulations	—
	8	Policyholder premiums	—
	9	Guaranteed interest contracts	—
	10	Other contract deposit funds	—
	11	Subtotal	370,511
	12	Combined Total	$4,278,371

43

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
11.     SEPARATE ACCOUNTS

The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission (“SEC”). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term (“MRT”) agreement.

The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts’ funds may not meet their stated investment objectives.

The assets legally insulated and not legally insulated from the general account as of December 31, 2023 and 2022 were attributed to the following products/transactions:

($'s in thousands)	December 31, 2023		December 31, 2022
Product/transaction	Legally insulated assets	Separate Account Assets (Not legally insulated)	Legally insulated assets	Separate Account Assets (Not legally insulated)
Variable annuity contracts	$396,456	$—	$371,086	$—
Variable life policies	1,166,953	—	999,266	—
Total	$1,563,409	$—	$1,370,352	$—

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $0.8 million, $0.9 million and $1.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. All such guarantees and the related risk charges are reinsured to Everlake, formerly ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance.

The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2023, 2022 and 2021 were $1.3 million, $1.4 million and $1.1 million, respectively. Certain of these guarantees and the related risk charges are reinsured to Everlake.

The Company did not have securities lending transactions within the Separate Accounts at December 31, 2023 or 2022.

44

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
An analysis of the Separate Account reserves as of December 31, 2023 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/23		$—	$—	$—	$55,011	$55,011

	Reserves at 12/31/23
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,563,373	1,563,373
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,563,373	$1,563,373

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
	b.	With market value adjustment	—	—	—	—	—
	c.	At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
	d.	At fair value	—	—	—	1,558,560	1,558,560
	e.	At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
	f.	Subtotal	—	—	—	1,558,560	1,558,560
	g.	Not subject to discretionary withdrawal	—	—	—	4,813	4,813
	h.	Total Reserves	$—	$—	$—	$1,563,373	$1,563,373

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

An analysis of the Separate Account reserves as of December 31, 2022 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/22		$—	$—	$—	$58,328	$58,328

	Reserves at 12/31/22
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,369,594	1,369,594
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,369,594	$1,369,594

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
	b.	With market value adjustment	—	—	—	—	—
	c.	At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
	d.	At fair value	—	—	—	1,365,664	1,365,664
	e.	At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
	f.	Subtotal	—	—	—	1,365,664	1,365,664
	g.	Not subject to discretionary withdrawal	—	—	—	3,930	3,930
	h.	Total Reserves	$—	$—	$—	$1,369,594	$1,369,594

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

45

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The reconciliation of Net Transfers to/(from) the Statement of Operations of the Separate Account Statement to the Statutory Statement of Operations of the Company for the years ended December 31, 2023, 2022 and 2021 was as follows:

($'s in thousands)	2023	2022	2021

Transfers as reported in the Summary of Operations of the Separate Accounts Statements
Transfers to Separate Accounts	$55,011	$58,328	$62,397
Transfers from Separate Accounts	(94,161)	(75,024)	(137,648)
Net transfers from Separate Accounts	$(39,150)	$(16,696)	$(75,251)

12.FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs. The Company uses observable inputs incorporated into proprietary modeling for select private holdings deemed more representative of the characteristics of these securities. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1 Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2 Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models.

46

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2023 or 2022.

The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2023 or 2022. The Company transferred $97.0 million into level 3 as of October 1, 2022 as a result of a transition to an internally derived pricing model, which incorporates certain data elements not readily observable in regards to the callability of the investments transferred. Effective September 28, 2023, the Company transferred an immaterial dollar amount from Level 3 into Level 2 as a result of a transition from an internally derived pricing model to pricing methodology utilizing Reuters/IDC.

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2023 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Options	$445	$—	$—	$—	$445
Separate account assets	1,563,409	—	—	—	1,563,409
Other invested assets	—	30,254	—	122,812	153,066
Perpetual preferred stock	—	97,688	90,000	—	187,688
Total assets at fair value	$1,563,854	$127,942	$90,000	$122,812	$1,904,608

Liabilities at fair value:
Derivatives
Futures/Options	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—

Separate account liabilities	1,563,409	—	—	—	1,563,409
Total liabilities at fair value	$1,563,409	$—	$—	$—	$1,563,409

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2022 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Options	$16	$—	$—	$—	$16
Separate account assets	1,370,352	—	—	—	1,370,352
Perpetual preferred stock	—	96,462	108,451	—	204,913
Total assets at fair value	$1,370,368	$96,462	$108,451	$—	$1,575,281

Liabilities at fair value:
Derivatives
Futures/Options	$502	$—	$—	$—	$502
	$502	$—	$—	$—	$502

Separate account liabilities	1,370,352	—	—	—	1,370,352
Total liabilities at fair value	$1,370,854	$—	$—	$—	$1,370,854

47

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2023:

($'s in thousands) Description	Balance at 01/01/2023	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2023

Financial Instruments
Perpetual Preferred Stock	$108,451	$—	$(463)	$(22,710)	$4,722	$—	$—	$90,000

Total Assets	$108,451	$—	$(463)	$(22,710)	$4,722	$—	$—	$90,000

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2022:

($'s in thousands) Description	Balance at 01/01/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2022

Financial Instruments
Perpetual Preferred Stock	$—	$97,046	$—	$—	$11,405	$—	$—	$108,451

Total Assets	$—	$97,046	$—	$—	$11,405	$—	$—	$108,451

The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2023 were as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$6,783,341	$8,022,811	$76,236	$6,651,766	$55,339	$—	$—
Preferred stock	224,043	222,693	—	131,553	92,490	—	—
Common stock	70,961	70,961	—	—	—	41,071	29,890
Mortgage loans	425,951	484,600	—	—	425,951	—	—
Other invested assets	538,445	563,980	—	346,827	68,806	122,812	—
Policy loans	32,633	32,633	—	—	32,633	—	—
Derivative assets	445	445	445	—	—	—	—
Cash and short-term investments	312,330	312,316	268,213	44,117	—	—	—
Separate account assets	1,563,409	1,563,409	1,563,409	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$1,315,480	$1,339,628	$—	$—	$1,315,480	$—	$—
Separate account liabilities	1,563,409	1,563,409	1,563,409	—	—	—	—

48

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2022 was as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$6,843,366	$8,340,362	$75,341	$6,768,025	$—	$—	$—
Preferred stock	237,085	238,139	—	128,634	108,451	—	—
Common stock	60,496	61,749	—	—	—	24,820	35,676
Mortgage loans	649,070	710,991	—	—	649,070	—	—
Other invested assets	313,437	335,902	—	161,368	28,411	123,658	—
Policy loans	31,920	31,920	—	—	31,920	—	—
Derivative assets	(486)	(486)	(486)	—	—	—	—
Cash and short-term investments	575,999	575,999	383,572	192,427	—	—	—
Separate account assets	1,370,352	1,370,352	1,370,352	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$1,345,308	$1,388,122	$—	$—	$1,345,308	$—	$—
Separate account liabilities	1,370,352	1,370,352	1,370,352	—	—	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash, cash equivalents and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Bonds and preferred stock – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
49

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. It is reported in accordance with SSAP No. 30R and represents the price at which the FHLB will repurchase the stock. Reference “Other invested assets” below for discussion surrounding NAV.

Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Derivatives - The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs.
Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Invested assets using NAV as a practical expedient consist of certain limited partnership and collateral loan interests in real estate, common stock, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value.

Contract loans - The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value.

Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows.

13.     FEDERAL INCOME TAXES

The Company and Lancaster Re file a consolidated life insurance federal income tax return. The method of allocation among the companies is subject to a written agreement approved by the NE DOI and the Board of Directors (the “Tax Allocation Agreement”). The Company and Lancaster Re determine their respective income tax expense or benefit and related liability or recoverable as if they each filed separate company tax returns. Neither the Company nor Lancaster Re is required to make any payments with respect to utilization of any losses or other tax attributes that reduce the overall consolidated tax liability until such time the member with such losses or tax attributes could have otherwise used its losses or tax attributes on a separate company basis.  In this regard, any benefit of filing a consolidated tax return as compared to the sum of the tax liabilities computed on a separate entity basis shall reside at the Company until such time as payment is required under the Tax Allocation Agreement. The Company is also responsible for preparing the group's tax returns and controlling tax audits. Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the Tax Allocation Agreement.

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2023 or 2022. As of December 31, 2023, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

50

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The components of the Company’s net DTAs and DTLs as of December 31, 2023 and 2022 were as follows:

($'s in thousands)		December 31, 2023			December 31, 2022			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
a.	Gross Deferred Tax Assets	$152,328	$2,160	$154,488	$115,286	$4,570	$119,856	$37,042	$(2,410)	$34,632
b.	Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
c.	Adjusted Gross Deferred Tax Assets (a - b)	152,328	2,160	154,488	115,286	4,570	119,856	37,042	(2,410)	34,632
d.	Deferred Tax Assets Nonadmitted	119,988	—	119,988	80,645	4,570	85,215	39,343	(4,570)	34,773
e.	Subtotal Net Admitted Deferred Tax Asset (c - d)	32,340	2,160	34,500	34,641	—	34,641	(2,301)	2,160	(141)
f.	Deferred Tax Liabilities	(1,319)	—	(1,319)	(1,741)	—	(1,741)	422	—	422
g.	Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f)	$31,021	$2,160	$33,181	$32,900	$—	$32,900	$(1,879)	$2,160	$281

The component amounts of the Company's net admitted DTAs by tax character as of December 31, 2023 and 2022 were as follows:

	($'s in thousands)	December 31, 2023			December 31, 2022			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
	Admission Calculation Components SSAP No. 101
a.	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	31,021	2,160	33,181	32,900	—	32,900	(1,879)	2,160	281
	1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date	31,021	2,160	33,181	32,900	—	32,900	(1,879)	2,160	281
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	xxx	xxx	38,173	xxx	xxx	54,409	xxx	xxx	(16,236)
c.	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities	1,319	—	1,319	1,741	—	1,741	(422)	—	(422)
d	Total Admitted under 11a) through 11c)	$32,340	$2,160	$34,500	$34,641	$—	$34,641	$(2,301)	$2,160	$(141)

The recovery period and threshold limitation information as of December 31, 2023 and December 31, 2022 were as follows:

($'s in thousands)	2023	2022

Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation	563.9%	715.7%
Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above.	$330,532	$444,103

51

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The impact of tax planning strategies, as used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2023 and 2022 were as follows:

($'s in thousands)	December 31, 2023		December 31, 2022		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col. 1 - 3) Ordinary	(Col. 2-4) Capital

Impact of Tax Planning Strategies
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted Gross DTAs Amount	$152,328	$2,160	$115,286	$4,570	$37,042	$(2,410)
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3. Net admitted Adjusted Gross DTAs amount	$32,340	$2,160	$34,641	$—	$(2,301)	$2,160
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company did not utilize tax planning strategies related to reinsurance.

The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2023 or 2022.

The Company's significant components of income taxes incurred for the years ended December 31, 2023, 2022 and 2021 were as follows:

($'s in thousands)	2023	2022	2021

Current Income Tax	$10,273	$(12,868)	$(15,223)
Federal income tax on net capital gains (losses)	(6,575)	(6,217)	20,979
Federal and foreign income taxes incurred (benefit)	$3,698	$(19,085)	$5,756

52

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The Company's significant components of the Company’s DTAs and DTLs as of December 31, 2023 and 2022 were as follows:

($'s in thousands)	December 31, 2023	December 31, 2022	Change

Deferred Tax Assets:
Ordinary:
Policyholder reserves	$12,885	$7,290	$5,595
Investments	2,432	—	2,432
Deferred acquisition costs	115,253	105,923	9,330
Receivables -- nonadmitted	1,807	1,676	131
Net operating loss carryforward	19,331	—	19,331
Other (including items <5% of total ordinary tax assets)	620	397	223
Subtotal	152,328	115,286	37,042

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	119,988	80,645	39,343
Admitted ordinary deferred tax assets	32,340	34,641	(2,301)
Capital:
Investments	2,160	4,570	(2,410)
Other (unrealized gains)	—	—	—
Subtotal	2,160	4,570	(2,410)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	4,570	(4,570)
Admitted capital deferred tax assets	2,160	—	2,160
Admitted deferred tax assets	34,500	34,641	(141)

Deferred Tax Liabilities
Ordinary
Investments	—	(187)	187
Deferred and uncollected premium	(1,201)	(1,481)	280
Other	(118)	(73)	(45)
Subtotal	(1,319)	(1,741)	422

Capital
Investments	—	—	—
Other (unrealized gains)	—	—	—
Subtotal	—	—	—

Deferred tax liabilities	(1,319)	(1,741)	422

Net deferred tax assets	$33,181	$32,900	$281
The change in net deferred income taxes was comprised of the following:

($'s in thousands)	December 31, 2023	December 31, 2022	Change

Total deferred tax assets	$154,488	$119,856	$34,632
Total deferred tax liabilities	(1,319)	(1,741)	422
Net deferred tax asset (liability)	$153,169	$118,115	35,054
Tax effect of unrealized gains (losses)			1,508
Change in net deferred income tax			$36,562
Tax effect of non-admitted assets			(7,387)
Change in net deferred income tax per rate reconciliation			$29,175

53

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2023, 2022 and 2021. The significant items causing this difference for the years ended December 31, 2023, 2022 and 2021 were as follows:

($'s in thousands)	December 31, 2023		December 31, 2022		December 31, 2021
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

Provision computed at statutory rate	$(3,087)	21.00%	$4,922	21.00%	$14,289	21.00%
IMR amortization	(2,396)	16.30%	(2,854)	-12.18%	(8,194)	-12.04%
Transfer of IMR	(1,102)	7.50%	(3,716)	-15.85%	20,743	30.49%
Amortization of initial ceding commission	(6,877)	46.78%	(4,915)	-20.97%	(4,227)	-6.21%
Adjustment for tax allocation agreement	(17,895)	121.73%	(17,347)	-74.01%	(18,883)	-27.75%
Statutory unrealized losses	1,508	-10.26%	(9,838)	-24.79%	—	0.00%
Provision to return	11,427	-77.73%	(1,747)	-7.45%	(10,491)	-15.42%
Other	(7,055)	47.98%	(1,435)	-6.12%	(391)	-0.58%
Total income taxes	$(25,477)	173.30%	$(36,930)	-140.37%	$(7,155)	-10.51%

Current income taxes incurred	3,698		(19,085)		5,756
Change in net deferred income taxes	(29,175)		(17,845)		(12,911)
Total statutory income taxes	$(25,477)		$(36,930)		$(7,155)

At December 31, 2023 and 2022, the Company had net operating loss carryforwards of $19.3 million and $0.0 million, respectively, which have an unlimited carryforward period. For both years ended December 31, 2023 and 2022, the Company had no tax credit carryforwards or capital loss carryforwards. The Company had approximately $8.8 million of income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2023. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2023. There was no alternative minimum tax credit as of December 31, 2023 or 2022. Additionally, the Company does not meet the threshold for being subjected to the Corporate Alternative Minimum Tax as enacted by the Inflation Reduction Act.

14. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2023 and 2022. All shares had a par value of $100 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the "NE DOI Director") is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends.

The Company paid the following dividends to its former parent during 2022:

Date	Amount	Type of Dividend
December 30, 2022	43,000,000	Ordinary

The Company paid no ordinary or extraordinary dividends in 2023 or 2021.

54

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023

In 2023, the Company had the following surplus notes or similar obligations outstanding:

Issue Date	Original Issue Amount	Holder is Related Party	Carrying Amount at December 31, 2022	Carrying Amount at December 31, 2023	Maturity Date	Current Year Interest	Life to Date Interest
December 31, 2022	$60,000	YES	$60,000	$60,000	December 31, 2052	$4,650	$4,650
	$60,000		$60,000	$60,000		$4,650	$4,650

The surplus note was received in cash and carries an annual interest rate of 7.75%. Surplus notes are subordinate in right to payment to policyholders, claimant and beneficiary claims, all prior claims of the Company as defined in the surplus notes, but senior to the claims of shareholders.

No principal or interest payments on the surplus note have been made since issuance. Payments of principal and interest for the surplus note must be approved in advance by the Nebraska department of insurance and subject to the Company's surplus exceeding minimum capital thresholds.
15.RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2023.

16.COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.
The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2023 and December 31, 2022, the Company accrued $4.1 million and $4.2 million, respectively, for guaranty fund assessments. As of December 31, 2023 and December 31, 2022, the Company had accrued $3.7 million and $3.8 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2023, 2022 or 2021. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2023 and 2022.
55

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2023 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$19	$12	$18	$11
Penn Treaty Network America Insurance Company	$168	$101	$23	$7
The discount rate applied as of December 31, 2023 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2023 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	10-55	46	22	10-55	46
Penn Treaty Network America Insurance Company	6	38-51	49	4	38-51	45
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2022 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$19	$12	$18	$11
Penn Treaty Network America Insurance Company	$172	$104	$27	$10
The discount rate applied as of December 31, 2022 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2022 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	11-56	47	22	11-56	47
Penn Treaty Network America Insurance Company	6	39-52	50	4	39-52	47
Retained Assets

Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts (“Allstate Advantage”). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to Everlake, formerly ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest bearing checking account in the beneficiaries’ name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2023 and 2022, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%. These accounts are not FDIC insured.

56

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2023 and 2022, respectively.

The Company had the following amount and number of assets retained in deposit funds as of December 31, 2023 and 2022:

($'s in thousands)	December 31, 2023		December 31, 2022
	Number	Balance	Number	Balance
a. Up to and including 12 months	1	$388	3	$656
b. 13 to 24 months	1	169	3	575
c. 25 to 36 months	4	489	5	166
d. 37 to 48 months	5	163	8	4,633
e. 49 to 60 months	7	3,558	6	601
f. Over 60 months	13	826	9	316
g. Total	31	$5,593	34	$6,947

The activity in the Company’s assets retained in deposit funds for the years ended December 31, 2023, 2022 and 2021 was as follows:

	2023		2022		2021
($'s in thousands)	Individual		Individual		Individual
	Number	Balance	Number	Balance	Number	Balance
Number/balance of retained asset accounts, beginning of year	34	$6,947	35	$7,005	30	$6,868
Number/amount of retained asset accounts issued/added during the year	1	389	5	1,008	6	1,365
Investment earnings credited to retained asset accounts during the year	N/A	217	N/A	247	N/A	270
Fees and other charges assessed to retained asset accounts during the year	N/A	—	N/A	—	N/A	—
Number/amount of retained asset accounts transferred to state
unclaimed property funds during the year	—	—	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	(4)	(1,960)	(6)	(1,313)	(1)	(1,498)
Number/balance of retained asset accounts, end of year	31	$5,593	34	$6,947	35	$7,005
Leases

The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2023 and 2022.
The minimum aggregate rental commitments as of December 31, 2023 and 2022 were immaterial.
Unfunded commitments

The Company has commitments to provide additional capital contributions of $34.8 million and $40.8 million to joint ventures, partnerships and limited liability companies at December 31, 2023 and December 31, 2022, respectively. Refer to Footnote 4 for commitments to provide additional capital contributions related to mortgage loans.
Litigation and Other Matters

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or
57

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The following were restricted assets (including pledged assets) as of December 31, 2023 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	Percentage
		1	2	3	4	5					10	11
		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)					Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	1,188,356	—	—	—	1,188,356	1,236,816	(48,460)	—	1,188,356	9.9%	10.1%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	29,890	—	—	—	29,890	35,676	(5,786)	—	29,890	0.2%	0.3%
j.	On deposit with states	7,823	—	—	—	7,823	7,736	87	—	7,823	0.1%	0.1%
k.	On deposit with other regulatory bodies	595	—	—	—	595	591	4	—	595	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,840,620	—	—	—	1,840,620	1,850,093	(9,473)	—	1,840,620	15.4%	15.7%
m.	Pledged as collateral not captured in other categories	840	—	—	—	840	563	277	—	840	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$3,068,124	$—	$—	$—	$3,068,124	$3,131,475	$(63,351)	$—	$3,068,124	25.6%	26.2%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

58

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2023 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$840	$—	$—	$—	$840	$563	$277	$840	0.0%	0.0%

Total	$840	$—	$—	$—	$840	$563	$277	$840	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

The following were restricted assets (including pledged assets) as of December 31, 2022 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	Percentage
		1	2	3	4	5					10	11
		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)					Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	1,236,816	—	—	—	1,236,816	237,509	999,307	—	1,236,816	10.0%	10.2%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	35,676	—	—	—	35,676	36,098	(422)	—	35,676	0.3%	0.3%
j.	On deposit with states	7,736	—	—	—	7,736	7,738	(2)	—	7,736	0.1%	0.1%
k.	On deposit with other regulatory bodies	591	—	—	—	591	591	—	—	591	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,850,093	—	—	—	1,850,093	1,460,158	389,935	—	1,850,093	15.0%	15.3%
m.	Pledged as collateral not captured in other categories	563	—	—	—	563	66	497	—	563	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$3,131,475	$—	$—	$—	$3,131,475	$1,742,160	$1,389,315	$—	$3,131,475	25.4%	25.9%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

59

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2022 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$563	$—	$—	$—	$563	$66	$497	$563	0.0%	0.0%

Total	$563	$—	$—	$—	$563	$66	$497	$563	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

17.DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS
The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $691.4 million, $755.0 million and $796.0 million for the years ended December 31, 2023, 2022 and 2021, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to Everlake, formerly ALIC, or other external reinsurers. Information for each MGA/TPA was as follows:

($'s in thousands)					2023	2022	2021
Name of MGA/TPA	FEIN Number	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced
Everlake Life Insurance Company	36-2554642	No	Individual life, group life,	U, C, CA, P, R	$637,614	$698,600	$739,464
3075 Sanders Road			variable life, variable annuities,
Northbrook, IL 60062			group annuities

LifeCare Assurance Company	86-0388413	No	Long-term care,	U, C, CA, P, R	53,803	56,384	56,494
6400 Canoga Avenue, Suite 100			home health care
Woodland Hills, CA 91365

					$691,417	$754,984	$795,958

* C – Claims payment
CA – Claims adjustment
R – Reinsurance ceding
P – Premium collection
U – Underwriting
18. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2023 and 2022 were as follows:

($'s in thousands)	December 31, 2023		December 31, 2022
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$396	$333	$371	$339
Ordinary renewal	36,551	37,872	31,307	32,088
Group life	(53,046)	(52,956)	(44,310)	(44,211)
Total	$(16,099)	$(14,751)	$(12,632)	$(11,784)

60

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
19. FEDERAL HOME LOAN BANK AGREEMENTS

Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re.

The amount of FHLB capital stock held as of December 31, 2023 and 2022 was as follows:

($'s in thousands)	December 31, 2023	December 31, 2022
Membership Stock – Class B	$—	$3,243
Activity Stock	25,240	26,140
Excess Stock	4,650	6,293
Total	$29,890	$35,676

None of the Company’s membership stock held as of December 31, 2023 was eligible for redemption.

The Company reported aggregate funding agreements and deposit liabilities of $1,262.0 million as of December 31, 2023 and 2022, respectively. Related accrued interest expense amounted to $2.6 million and $2.2 million as of December 31, 2023 and 2022, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2023 and 2022 were $1,317.0 million and $1,307.0 million, respectively. The Company has determined that the actual or estimated maximum borrowing capacity as of December 31, 2023 and 2022 based on FHLB of Chicago regulatory and or FHLB specific borrowing limits was $4,086.8 million and $4,192.5 million, respectively.

The carrying value and fair value of collateral pledged as of December 31, 2023 and 2022 were as follows ($’s in thousands):

	December 31, 2023	December 31, 2022
Carrying Value	$1,840,620	$1,850,093
Fair Value	1,536,119	1,495,701

The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2023 and 2022 were as follows ($’s in thousands):

	December 31, 2023	December 31, 2022
Carrying Value	$1,861,149	$1,900,065
Fair Value	1,562,620	1,619,603

61

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2023
20. COMPANY OWNED LIFE INSURANCE

The Company reported $125.9 million related to Insurance Company Owned Life Insurance (ICOLI) related to certain key individuals throughout the Company.

(Amounts in thousands, except percentages)	Aggregate Cash Surrender Value	Percentage
Bonds	$3,310	2.63%
Stocks	—	—%
Mortgage Loans	—	—%
Real Estate	—	—%
Cash and Short-Term Investments	75	0.06%
Derivatives	—	—%
Other Invested Assets	122,524	97.31%

Amount of admitted balance that could be realized from an investment vehicle	$125,909	100.00%

21. SUBSEQUENT EVENTS

Effective December 31, 2023, the Company recorded a payable to its subsidiary, Lancaster Re, for a $10.0 million capital contribution. The payable was settled on February 23, 2024. The Nebraska DOI granted approval in December 2023.

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62